As filed with the Securities and Exchange Commission on
March 29, 1996
					        Securities Act File
No.  33-55034
					Investment Company Act File
No.  811-7364
= = = = = = = = = = = = = = = = = = = = = = = = = = = = = =
= = =

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	/X/

	Pre-Effective Amendment No.    ____
	/_/

    Post-Effective Amendment No.    11
	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940   /X/

   	Amendment No.   16
	/X/

Lehman Brothers Institutional Funds Group Trust
(Exact Name of Registrant as Specified in Charter)

One Exchange Place
				Boston, Massachusetts  02109

(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code:	(617)
248-3490

Patricia L. Bickimer, Esq.
    First Data Investor      Services Group, Inc.
One Exchange Place
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Copies to:

Burton M. Leibert, Esq.
Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, New York 10022

	It is proposed that this filing will become effective
	(check appropriate box):

	_____ immediately upon filing pursuant to paragraph
(b)
	_____   on ___________, pursuant to paragraph (b)
	_____ 60 days after filing pursuant to paragraph
(a)(1)
	__X__   on May 30, 1996      pursuant to paragraph
(a)(1)
	_____ 75 days after filing pursuant to paragraph
(a)(2)
	_____ on __________,pursuant to paragraph (a)(2) of Rule 485

If appropriate, check to following box:

	_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.
Registrant's Rule 24f-2 Notice for the fiscal year ended
January 31, 1996 was filed on March 27, 1996.


LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FORM N-1A
CROSS REFERENCE SHEET
PURSUANT TO RULE 495(a)

Part A
Item No.	Prospectus Heading


1. Cover Page		Cover Page

2. Synopsis		Background and Expense
			Information

3. Condensed Financial
	Information.......................		Financial
Highlights;
			Performance Information;
			Performance and Yields;
	The Fund's Performance; 			Yields

4. General Description of
	Registrant		Cover Page; Benefits to
	Investors; Summary of 			Investment
Objectives; 			Investment Objective(s)
		and Policies; Description 		of Shares;
Additional 			Information

5. Management of the Fund		Management of the
			Fund(s); Dividends; 			Annual
Report;
			Additional Information

6. Capital Stock and Other
	Securities		Cover Page; Dividends;
			Taxes; Description of
			Shares

7. Purchase of Securities		Purchase of Shares;
		Redemption of Shares; 			Purchase and
Redemption 			of Shares; Purchase,
	Redemption and Exchange 			of Shares;
Exchange 			Privilege; Valuation of
	Shares; Valuation of 			Shares Net Asset
Value; 			Management of the Fund(s)

8. Redemption or Repurchase		Purchase and Redemption
			of Shares; Purchase,
	Redemption and Exchange 			of Shares

9. Legal Proceedings		Not Applicable



Part B	Heading in Statement
Item No.	of Additional Information

10. Cover Page		Cover Page

11. Table of Contents		Table of Contents

12. General Information and
	 History		The Trust; Management of
			the Fund;

13. Investment Objectives and
	 Policies		Investment Objective and
			Policies; Municipal
	Obligations

14. Management of the Fund		Management of the Fund

15. Control Persons and Principal
	 Holders of Securities		Management of the Fund

16. Investment Advisory and
	 Other Services		Management of the Fund

17. Brokerage Allocation		Investment Objective and
			Policies

18. Capital Stock and Other		Additional Description
	 Securities		Concerning Shares;
			Dividends

19. Purchase, Redemption and		Additional Purchase and
	 Pricing of Securities		Redemption Information
	 Being Offered

20. Tax Status		Additional Information
			Concerning Taxes

21. Underwriters		Management of the Fund

22. Calculation of Performance		Additional Yield
			Information

23. Financial Statements		Financial Statements



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FORM N-1A


================================================================================
PROSPECTUS

                 LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

                               One Exchange Place

                           Boston, Massachusetts 02109

                       For information call (800) 368-5556

================================================================================

          Lehman Brothers Institutional Funds Group Trust (the "Trust") is an open-end, management investment company that currently offers a family of diversified investment portfolios, seven of which are described in this
Prospectus (individually, a "Fund" and collectively, the "Funds"). This Prospectus describes one class of shares ("Class A Shares") of the following investment portfolios:

                             PRIME MONEY MARKET FUND
                          PRIME VALUE MONEY MARKET FUND

                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND
                              CASH MANAGEMENT FUND

                    TREASURY INSTRUMENTS MONEY MARKET FUND II
                           TAX-FREE MONEY MARKET FUND
                           MUNICIPAL MONEY MARKET FUND

          LEHMAN BROTHERS INC. ("Lehman Brothers" or the "Distributor") sponsors each Fund and acts as Distributor of its shares. LEHMAN BROTHERS GLOBAL ASSET MANAGEMENT INC. ("LBGAM" or the "Adviser") serves as each Fund's Investment Adviser.


          This Prospectus briefly sets forth certain information about the Funds that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information about the Funds, contained in a Statement of Additional Information dated May 30, 1996, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is available to investors without charge by calling Lehman Brothers at 1-800-368-5556. The Statement of Additional Information is incorporated in its entirety by reference into this Prospectus.


          SHARES OF THE FUNDS INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THEY WILL CONTINUE TO DO SO. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

================================================================================

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================




                  The date of this Prospectus is May 30, 1996.

                 LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST


                                  MAY 30, 1996


                                   PROSPECTUS

                                TABLE OF CONTENTS

                                                                         Page


         Summary of Investment Objectives                                   3
         Background and Expense Information                                 4
         Financial Highlights                                               6
         Investment Objectives and Policies                                 9
         Portfolio Instruments and Practices                               12
         Investment Limitations                                            17
         Purchase and Redemption of Shares                                 17
         Dividends                                                         20
         Taxes                                                             21
         Management of the Funds                                           22
         Performance and Yields                                            23
         Description of Shares and Miscellaneous                           24











          THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN DESCRIBE THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE FUNDS' CLASS A SHARES. INVESTORS WISHING TO OBTAIN SIMILAR INFORMATION REGARDING THE TRUST'S OTHER CLASSES MAY OBTAIN SEPARATE PROSPECTUSES DESCRIBING THEM BY CONTACTING LEHMAN BROTHERS AT 1-800-368-5556.

                        SUMMARY OF INVESTMENT OBJECTIVES

          The investment objectives of the Funds are summarized below. See "Investment Objectives and Policies" beginning on page 9 for more detailed information.

          PRIME MONEY MARKET FUND seeks to provide current income and stability of principal by investing in a broad range of short-term instruments, including U.S. Government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations.

          PRIME VALUE MONEY MARKET FUND seeks to provide current income and stability of principal by investing in a portfolio consisting of a broad range of short-term instruments, including U.S. Government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the banking industry and repurchase agreements relating to such obligations.

          GOVERNMENT OBLIGATIONS MONEY MARKET FUND seeks to provide current income with liquidity and security of principal by investing in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations.

          CASH MANAGEMENT FUND seeks to provide current income with liquidity and security of principal by investing in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Fund is designed to provide a convenient means for the late day investment of short-term assets held by banks, trust companies, corporations, employee benefit plans and other institutional investors.

          TREASURY INSTRUMENTS MONEY MARKET FUND II seeks to provide current income with liquidity and security of principal by investing in a portfolio consisting of U.S. Treasury bills, notes and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations.

          TAX-FREE MONEY MARKET FUND seeks to provide as high a level of current income exempt from federal taxation as is consistent with relative stability of principal by investing in a portfolio consisting of short-term tax-exempt obligations issued by state and local governments and other tax-exempt securities which are considered "First Tier Eligible Securities" as defined in "Investment Objectives and Policies." The Fund will not purchase securities the income from which may be a specific tax preference item for purposes of federal individual and corporate alternative minimum tax.

          MUNICIPAL MONEY MARKET FUND seeks to provide as high a level of current income exempt from federal taxation as is consistent with relative stability of principal by  investing  in a portfolio  consisting  of  short-term tax-exempt obligations issued by state and local governments and other tax-exempt securities which are considered "Eligible Securities" as defined in "Investment Objectives and Policies."

          There is no assurance that the Funds will achieve their respective investment objectives.

                       BACKGROUND AND EXPENSE INFORMATION

          Each Fund, with the exception of Cash Management Fund, currently offers four classes of shares, only one of which, Class A Shares, is offered by this Prospectus. Each class represents an equal, pro rata interest in a Fund. Each Fund's other classes of shares have different service and/or distribution fees and expenses from Class A Shares which would affect the performance of those classes of shares. Investors may obtain information concerning the Funds' other classes of shares by calling Lehman Brothers at 1-800-368-5556.

          The purpose of the following table is to assist an investor in understanding the various costs and estimated expenses that an investor in a Fund would bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management of the Funds" in this Prospectus and the Statement of Additional Information.

                                 EXPENSE SUMMARY
                                 CLASS A SHARES

                                                                       GOVERNMENT
                                        PRIME       PRIME VALUE       OBLIGATIONS      CASH
                                        MONEY          MONEY             MONEY      MANAGEMENT
                                     MARKET FUND    MARKET FUND       MARKET FUND      FUND
ANNUAL OPERATING EXPENSES*
(as a percentage of average net assets)
Advisory Fees (net of applicable fee
   waivers)                              .10%          .10%               .04%         .00%
Rule 12b-1 fees                          None          None               None         None
Other Expenses -- including
   Administration Fees                   .08%          .08%               .14%         .26%
Total Fund Operating Expenses
    (after fee waivers and/or expense
    reimbursement)                       .18%          .18%               .18%         .26%

                                              TREASURY
                                             INSTRUMENT
                                                MONEY      TAX-FREE        MUNICIPAL
                                             MARKET FUND     MONEY           MONEY
                                                 II       MARKET FUND     MARKET FUND
ANNUAL OPERATING EXPENSES*
 (as a percentage of average net assets)
Advisory Fees (net of applicable fee
   waivers)                                     .10%        .03%             .06%
Rule 12b-1 fees                                 None        None             None
Other Expenses -- including
     Administration Fees                        .08%        .15%             .12%
Total Fund Operating Expenses
    (after fee waivers and/or expense
    reimbursement)                              .18%        .18%             .18%


* The Expense Summary above has been restated to reflect current expected fees and the Adviser's and Administrator's voluntary fee waiver and expense reimbursement arrangements currently in effect for each Fund's fiscal year ending January 31, 1997.

         In order to maintain a competitive expense ratio, the Adviser and Administrator have voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain an annualized expense ratio at a level no greater than .18% of average daily net assets with respect to the Funds (.26% with respect to the Cash Management Fund). The voluntary fee waiver and expense
reimbursement   arrangements   described   above  will  not  be  changed
unless shareholders are provided at least 60 days advance notice. The maximum annual contractual fees payable to the Adviser and Administrator total .30% of average daily net assets of the Funds. Absent fee waivers and expense reimbursements, the Total Fund Operating Expenses of Class A Shares are expected to be as follows:

                                                   PERCENTAGE OF AVERAGE DAILY
                                                          NET ASSETS


         Prime Money Market Fund                          .35%
         Prime Value Money Market Fund                    .35%
         Government Obligations Money Market Fund         .44%
         Cash Management Fund                             1.94%
         Treasury Instruments Money Market Fund II        .35%
         Tax-Free Money Market Fund                       .45%
         Municipal Money Market Fund                      .42%


         ----------
         EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period with respect to the Class A Shares:

                               MONEY MARKET FUNDS
                      (OTHER THAN THE CASH MANAGEMENT FUND)

                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           $2      $6      $10     $23

                              CASH MANAGEMENT FUND

                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           $3      $8     $15     $33

         THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF ACTUAL EXPENSES AND RATES OF RETURN, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


         The following financial highlights for the fiscal year ended January 31, 1996 are derived from the Funds' Financial Statements audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the Trust's Annual Report dated January 31, 1996. This information should be read in conjunction with the financial statements and notes thereto that also appear in the Trust's Annual Report, which are incorporated by reference in the Statement of Additional Information.

                                         PRIME MONEY MARKET FUND       PRIME VALUE MONEY MARKET FUND
                                     1/31/96   1/31/95     1/31/94    1/31/96     1/31/95      1/31/94
Net asset value beginning
      of period                       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income (1)            0.0592      0.0442      0.0310      0.0594      0.0442      0.0315
Dividends from net invest-
      ment income                   (0.0592)    (0.0442)    (0.0310)    (0.0594)    (0.0442)    (0.0315)
Net asset value, end of
      period                          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Total return (2)                       6.08%       4.52%       3.14%       6.10%       4.51%       3.21%
Ratios to average net
      assets/supplemental data:
Net assets, end of period
      (in 000's)                 $3,919,186  $1,538,802  $2,866,353  $2,754,390  $1,470,317  $3,981,184
Ratio of net investment
      income to average
      net assets                      5.90%        4.30%       3.16%(3)    5.93%      4.20%        3.23%(3)
Ratio of operating
      expenses to average
      net assets (4)                  0.17%        0.12%       0.11% (3)   0.17%      0.09%        0.07% (3)

  * The Class A Shares commenced operations on February 8, 1993.

(1) Net investment income per share before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for the Class A Shares was $0.0583 and $0.0428, respectively, for the years ended January 31, 1996 and 1995 and $0.0289 for the period ended January 31, 1994 for the Prime Money Market Fund and $0.0585 and $0.0426, respectively, for the years ended January 31, 1996 and 1995 and $0.0287 for the period ended January 31, 1994 for the Prime Value Money Market Fund.

(2) Total return represents aggregate total return for the periods indicated.

(3) Annualized.

(4) Annualized expense ratios before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for Class A Shares were 0.25% and 0.25%, respectively, for the years ended January 31, 1996 and 1995 and 0.33% for the period ended January 31, 1994 for the Prime Money Market Fund and 0.25% and 0.25%, respectively, for the years ended January 31, 1996 and 1995 and 0.36% for the period ended January 31, 1994 for the Prime Value Money Market Fund.

                                        GOVERNMENT OBLIGATIONS MONEY
                                               MARKET FUND                     CASH MANAGEMENT FUND
                                      1/31/96       1/31/95    1/31/94    1/31/96    1/31/95     1/31/94
Net asset value, beginning of
   period                                 $1.00       $1.00     $1.00      $1.00      $1.00      $1.00
Net investment income (1)                0.0585      0.0435    0.0309     0.0585     0.0421     0.0304
Dividends from net investment
   income                               (0.0585)    (0.0435)  (0.0309)   (0.0585)   (0.0421)   (0.0304)
Dividends from net realized gains          --          --        --      (0.0000)**    --         --
Net asset value, end of period            $1.00       $1.00     $1.00      $1.00      $1.00      $1.00
Total return (2)                           6.01%       4.45%     3.14%      6.01%      4.26%      3.09%
Ratios to average net assets/
   supplemental data:
Net assets, end of period
   (in 000's)                          $125,390     $40,080  $121,532     $1,110     $4,740    $41,709
Ratio of net investment income
   to average net assets                   5.82%       4.28%     3.18%(3)   5.62%      3.52%      3.11%(3)
Ratio of operating expenses to
   average net assets (4)                  0.18%       0.16%     0.03%(3)   0.26%      0.17%      0.06%(3)

*    The Class A Shares commenced operations on February 8, 1993.

**   Amount represents less than $0.0001 per share.

*** Cash Management Fund was formerly named 100% Government Obligations Money Market Fund.

(1) Net investment income per share before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for the Class A Shares was $0.0571 and $0.0419, respectively, for the years ended January 31, 1996 and 1995 and $0.0261 for the period ended January 31, 1994 for the Government Obligations Money Market Fund and $0.0429 and $0.0350, respectively, for the years ended January 31, 1996 and 1995 and $0.0220 for the period ended January 31, 1994 for the Cash Management Fund.

(2)  Total return represents aggregate total return for the periods indicated.

(3)  Annualized.

(4) Annualized expense ratios before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for Class A Shares were 0.32% and 0.31%, respectively, for the years ended January 31, 1996 and 1995 and 0.53% for the period ended January 31, 1994 for the Government Obligations Money Market Fund and 1.76% and 0.77%, respectively, for the years ended January 31, 1996 and 1995 and 0.92% for the period ended January 31, 1994 for the Cash Management Fund.


                                                                             TREASURY INSTRUMENTS
                                                                             MONEY MARKET FUND II
                                                                      1/31/96       1/31/95      1/31/94*
Net asset value, beginning of period                                   $1.00         $1.00         $1.00
Net investment income (1)                                             0.0566        0.0424        0.0300
Dividends from net investment income                                 (0.0566)      (0.0424)      (0.0300)
Net asset value, end of period                                         $1.00         $1.00         $1.00
Total return (2)                                                        5.80%         4.32%         3.04%
Ratios to average net assets/supplemental data:
    Net assets, end of period (in 000's)                            $183,376      $368,796      $156,782
Ratio of net investment income to average net assets                    5.69%         4.38%         3.12% (3)
Ratio of operating expenses to average net assets (4)                   0.18%         0.12%         0.03% (3)

*    The Class A Shares commenced operations on February 8, 1993.

(1) Net investment income per share before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for the Class A Shares was $0.0557 and $0.0407, respectively, for the years ended January 31, 1996 and 1995 and $0.0256 for the period ended January 31, 1994 for the Treasury Instruments Money Market Fund II.

(2)  Total return represents aggregate total return for the periods indicated.

(3)  Annualized.

(4) Annualized expense ratios before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for Class A Shares were 0.27% and 0.27%, respectively, for the years ended January 31, 1996 and 1995 and 0.49% for the period ended January 31, 1994 for the Treasury Instruments Money Market Fund II.

                                                    TAX-FREE                                 MUNICIPAL
                                               MONEY MARKET FUND                         MONEY MARKET FUND
                                         1/31/96      1/31/95      1/31/94       1/31/96       1/31/95       1/31/94
Net asset value, beginning of
   period                                 $1.00        $1.00        $1.00        $1.00         $1.00          $1.00
Net investment income (1)                0.0386       0.0288       0.0228       0.0396        0.0300         0.0243
Dividends from net investment
   income                               (0.0386)     (0.0288)    (0.0228)      (0.0396)      (0.0300)       (0.0243)
Distributions from net realized gains      --          --           --         (0.0000)**       --            --
Net asset value, end of period            $1.00        $1.00       $1.00         $1.00         $1.00          $1.00
Total return (2)                           3.94%        2.93%       2.30%         4.03%         3.04%          2.46%
Ratios to average net assets/
   supplemental data:
Net assets, end of period
   (in 000's)                           $89,384      $60,351     $59,735      $135,120       $93,595       $350,975
Ratio of net investment income
   to average net assets                   3.86%        2.99%       2.38%(3)      3.95%         2.86%         2.53%(3)
Ratio of operating expenses to
    average net assets (4)                 0.18%        0.16%       0.11%(3)      0.18%         0.15%         0.13%(3)

*    The Class A Shares commenced operations on February 8, 1993.

**   Amount represents less than $0.0001 per share.

(1) Net investment income per share before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for the Class A Shares was $0.0369 and $0.0266, respectively, for the years ended January 31, 1996 and 1995 and $0.0093 for the period ended January 31, 1994 for the Tax-Free Money Market Fund and $0.0384 and $0.0283, respectively, for the years ended January 31, 1996 and 1995 and $0.0201 for the period ended January 31, 1994 for the Municipal Money Market Fund.

(2)  Total return represents aggregate total return for the periods indicated.

(3)  Annualized.

(4) Annualized expense ratios before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for Class A Shares were 0.35% and 0.38%, respectively, for the years ended January 31, 1996 and 1995 and 1.52%, respectively, for the period ended January 31, 1994 for the Tax-Free Money Market Fund and 0.30% and 0.31%, respectively, for the years ended January 31, 1996 and 1995 and 0.51% for the period ended January 31, 1994 for the Municipal Money Market Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objectives and general policies of each Fund are described below. Specific investment techniques that may be employed by the Funds are described in a separate section of this Prospectus. See "Portfolio Instruments and Practices." Differences in objectives and policies among the Funds, differences in the degree of acceptable risk and tax considerations are some of the factors that can be expected to affect the investment return of each Fund. Because of such factors, the performance results of the Funds may differ even though more than one Fund may utilize the same security selections.

          Unless otherwise stated, the investment objectives and policies set forth in this Prospectus are not fundamental and may be changed by the Board of Trustees without shareholder approval. If there is a change in the investment objective and policies of any Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. The market value of certain fixed-rate obligations held by the Funds will generally vary inversely with changes in market interest rates. Thus, the market value of these obligations generally declines when interest rates rise and generally rises when interest rates decline. The Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without shareholder approval.

         The Funds seek to maintain a net asset value of $1.00 per share, although there is no assurance that they will be able to do so on a continuing basis. Each Fund operates as a diversified investment portfolio. Certain securities held by the Funds may have remaining maturities in excess of stated limitations discussed below if securities provide for adjustments in their interest rates not less frequently than such time limitations. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

         PRIME MONEY MARKET FUND AND PRIME VALUE MONEY MARKET FUND seek to provide current income and stability of principal. In pursuing their investment objectives, the Funds invest in a broad range of short-term instruments, including U.S. Government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations. Prime Value Money Market Fund may also invest in securities of foreign issuers. Each Fund invests only in securities that are payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund.

         Both Funds invest in securities rated by the "Requisite NRSROs." "Requisite NRSROs" means (a) any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, there are six NRSROs: Standard & Poor's, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch Investors Services, Inc.; Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc. and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.

         Prime Money Market Fund will limit its portfolio investments to securities that the Board of Trustees determines present minimal credit risks and which are "First Tier Eligible Securities" at the time of acquisition by the Fund. The term First Tier Eligible Securities includes securities rated by the Requisite NRSROs in the highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities.

         Prime Value Money Market Fund will limit its portfolio investments to securities that the Board of Trustees determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Fund. The term Eligible Securities includes securities rated by the Requisite NRSROs in one of the two highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities.

         Each Fund generally may not invest more than 5% of it total assets in the securities of any one issuer, except for U.S. Government securities. In addition, Prime Value Money Market Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than 1% of its total assets in the Second Tier Securities of any one issuer. The Funds may invest more than 5% (but no more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Fund does not make more than one such investment at any one time.

          Each Fund may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers acceptances and time deposits and U.S. dollar denominated instruments issued or supported by the credit of U.S. (or foreign in the case of Prime Value Money Market Fund) banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of their assets.

         GOVERNMENT OBLIGATIONS MONEY MARKET FUND, CASH MANAGEMENT FUND AND TREASURY INSTRUMENTS Money Market Fund II seek to provide income with liquidity and security of principal. Each Fund invests only in securities that are payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund (twelve months in the case of Government Obligations Money Market Fund).

         Government Obligations Money Market Fund and Cash Management Fund invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (in addition to direct Treasury obligations) and repurchase agreements relating to such obligations. Cash Management Fund is designed to provide a convenient means for the late day investment of short-term assets held by institutional investors and is not intended to be a long-term investment vehicle.

         Treasury Instruments Money Market Fund II invests solely in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in repurchase agreements relating to direct Treasury obligations. The Fund will not purchase obligations of agencies or instrumentalities of the U.S. Government.

         TAX-FREE MONEY MARKET FUND AND MUNICIPAL MONEY MARKET FUND seek to provide investors with as high a level of current income exempt from federal income tax as is consistent with relative stability of principal. In pursuing their investment objectives, the Funds invest substantially all of their assets in diversified portfolios of short-term tax-exempt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively "Municipal Obligations"). Each Fund invests only in securities that have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. The Funds will not knowingly purchase securities the interest on which is subject to federal income tax. Except during temporary defensive periods, each Fund will invest substantially all, but in no event less than 80%, of its net assets in Municipal Obligations. Tax-Free Money Market Fund will not invest in securities the income from which may be a specific tax preference item for purposes of federal individual and corporate alternative minimum tax. The Funds also have the ability to enter into repurchase agreements. Absent emergency or extraordinary circumstances, however, neither Fund presently intends to engage in repurchase transactions, unless such transactions would not generate taxable income to such Funds.

         Both the Tax-Free Money Market Fund and Municipal Money Market Fund purchase Municipal Obligations that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees. The Municipal Money Market Fund invests in Eligible Securities while the Tax- Free Money Market Fund invests in only First Tier Eligible Securities. The Funds may hold uninvested cash reserves pending investment or during temporary defensive periods, including when suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income.

         Although the Tax-Free Money Market Fund may invest more than 25% of its net assets in (a) Municipal Obligations whose issuers are in the same state and
(b) Municipal Obligations the interest on which is paid solely from revenues of similar projects, it does not presently intend to do so on a regular basis. To the extent the Fund's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

                       PORTFOLIO INSTRUMENTS AND PRACTICES

         Investment strategies that are available to the Funds are set forth below. Additional information concerning certain of these strategies and their related risks is contained in the Statement of Additional Information.

         U.S. GOVERNMENT OBLIGATIONS

         Each Fund (other than Tax-Free Money Market Fund and Municipal Money Market Fund) may purchase obligations issued or guaranteed by the U.S. Government and (except in the case of Treasury Instruments Money Market Fund II) U.S. Government agencies and instrumentalities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ in interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Funds will invest in such securities only when they are satisfied that the credit risk with respect to the issuer is minimal.

         Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of the securities may vary during the period an investor owns shares of a Fund.

         REPURCHASE AGREEMENTS

         The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price within one year from the date of acquisition ("repurchase agreements"). The Funds will not invest more than 10% of the value of their net assets in repurchase agreements with terms which exceed seven days. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose the Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

         REVERSE REPURCHASE AGREEMENTS

         Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Funds would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Funds would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price of the securities the Funds are obligated to repurchase. The Funds may engage in reverse repurchase agreements provided that the amount of the reverse repurchase agreements and any other borrowings does not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

         WHEN-ISSUED SECURITIES

         The Funds (other than Tax-Free Money Market Fund and Municipal Money Market Fund) may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Funds will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Funds expect that commitments to purchase when-issued securities will not exceed 25% of the value of their total assets absent unusual market conditions. The Funds do not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objectives.

         ILLIQUID SECURITIES

         Prime Money Market Fund, Prime Value Money Market Fund, Tax-Free Money Market Fund and Municipal Money Market Fund will not knowingly invest more than 10% of the value of their total net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). Each of the Funds may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). Each of the Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in
Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.

         FOREIGN SECURITIES

         Prime Value Money Market Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the Adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.

         ZERO COUPON AND CAPITAL APPRECIATION BONDS

         The Funds may invest in zero coupon and capital appreciation bonds, which are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities may also take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interest in such stripped debt obligations or coupons. Discounts with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturity and credit quality.

         U.S. TREASURY STRIPS

         The Prime Money Market Fund, Prime Value Money Market Fund, Government Obligations Money Market Fund, Cash Management Fund and Treasury Instruments Money Market Fund II may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Funds in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Funds' investments in STRIPS are limited to those with maturity components not exceeding thirteen months.

         LENDING OF PORTFOLIO SECURITIES

         Each Fund may lend portfolio securities up to one-third of the value of its total assets to U.S. and foreign broker/dealers, banks or other institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Board of Trustees. The Funds will receive collateral in the form of cash, letters of credit, or securities of the U.S. Government or its agencies equal to at least 100% of the value of the securities owned.

         VARIABLE AND FLOATING RATE SECURITIES

         The interest rates payable on certain securities in which Prime Money Market Fund, Prime Value Money Market Fund, Government Obligations Money Market Fund, Cash Management Fund, Tax-Free Money Market Fund and Municipal Money Market Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Tax-exempt variable or floating rate obligations generally permit the holders of such obligations to demand payment of principal from the issuer or a third party at stated intervals. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The Funds will take demand or reset features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual securities. In addition, the absence of an unconditional demand feature exercisable within seven days will require a tax-exempt variable or floating rate obligation to be treated as illiquid for purposes of a Fund's limitation on illiquid investments. The failure of the issuer or a third party to honor its obligations under a demand or put feature might also require a tax-exempt variable or floating rate obligation to be treated as illiquid for purposes of a Fund's limitation on illiquid investments.

         TAX-EXEMPT COMMERCIAL PAPER

         Tax-Free Money Market Fund and Municipal Money Market Fund may invest in tax-exempt commercial paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general or specific revenues of municipalities or are re-financed with long-term debt. In some cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility arrangements offered by banks or other institutions. The Funds will invest only in tax-exempt commercial paper rated at least Prime-2 by Moody's or A-2 by S&P.

         MUNICIPAL OBLIGATIONS

         Tax-Free Money Market Fund and Municipal Money Market Fund may invest in the Municipal Obligations described below.

         Municipal Obligations. Municipal Obligations include bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the personal income taxes of any state or, with respect to the Municipal Money Market Fund, from the federal alternative minimum tax). In addition, Municipal Obligations include participation interests in such securities the interest on which is, in the opinion of bond counsel for the issuers or counsel selected by the Adviser, exempt from regular federal income tax. The definition of Municipal Obligations includes other types of securities that currently exist or may be developed in the future and that are, or will be, in the opinion of counsel, as described above, exempt from regular federal income tax, provided that investing in such securities is consistent with a Fund's investment objective and policies.

         The two principal classifications of Municipal Obligations which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which may be held by the Municipal Money Market Fund and which are not payable from the unrestricted revenues of the issuer. While some private activity bonds are general obligation securities, the vast majority are revenue securities. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Each of the Municipal Obligations described below may take the form of either general obligation or revenue securities.

         Municipal Obligations are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating and obtaining funds to lend to other public institutions and facilities. Municipal Obligations also include industrial development bonds or, with respect to the Municipal Money Market Fund, private activity bonds, which are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. In addition, proceeds of certain industrial development bonds are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities. The interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

         Municipal Leases, Certificates of Participation and Other Participation Interests. The Funds may invest in municipal leases and certificates of participation in municipal leases. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment.

         Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of the Fund's original investment.

         Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements.

         Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by the Funds may be determined by the Adviser, pursuant to guidelines adopted by the Board of Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and certificates of participation, the Adviser will consider a variety of factors including (a) the willingness of dealers to bid for the security, (b) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers, (c) the frequency of trades or quotes for the obligation, and (d) the nature of marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance of the property covered by the lease to the issuer and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Funds.

         The Funds may also purchase participations in Municipal Obligations held by a commercial bank or other financial institution. Such participations provide the Funds with the right to a pro rata undivided interest in the underlying Municipal Obligations. In addition, such participations generally provide the Funds with the right to demand payment, on not more than seven days notice, of all or any part of a Fund's participation interest in the underlying Municipal Obligation, plus accrued interest. These demand features will be taken into consideration in determining the effective maturity of such participations and the average portfolio duration of the Funds. The Funds will only invest in such participations if, in the opinion of bond counsel for the issuers or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax.

         Municipal Notes. Municipal Obligations purchased by the Funds may include fixed-rate notes or variable- rate demand notes. Such notes may not be rated by credit rating agencies, but unrated notes purchased by the Funds will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments purchasable by the Funds. Where necessary to determine that a note is an Eligible Security or First Tier Eligible Security, the Funds will require the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by the Funds, the Funds may, upon notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding thirteen months, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Funds to dispose of a variable rate demand note if the issuer were to default on its payment obligation or during periods that the Funds are not entitled to exercise their demand rights, and the Funds could, for this or other reasons, suffer losses to the extent of the default.

         Pre-Refunded Municipal Obligations. The Funds may invest in pre-refunded Municipal Obligations. The principal of and interest on pre-refunded Municipal Obligations are no longer paid from the original revenue source for the Municipal Obligations. Instead, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded Municipal Obligations, but usually on terms more favorable to the issuer. Issuers of Municipal Obligations use this advance refunding technique to obtain more favorable terms with respect to Municipal Obligations which are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded Municipal Obligations. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded Municipal Obligations remain outstanding on their original terms until they mature or are redeemed by the issuer. The effective maturity of pre-refunded Municipal Obligations will be the redemption date if the issuer has assumed an obligation or indicated its intention to redeem such obligations on the redemption date. Pre-refunded Municipal Obligations are often purchased at a price which represents a premium over their face value.

         Tender Option Bonds. The Funds may purchase tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at or near par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. Additionally, the above description of tender option bonds is meant only to provide an example of one possible structure of such obligations, and the Funds may purchase tender option bonds with different types of ownership, payment, credit and/or liquidity arrangements.

                             INVESTMENT LIMITATIONS

         The Funds' investment objectives and policies described above are not fundamental and may be changed by the Board of Trustees without a vote of shareholders. If there is a change in the investment objective of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Funds' investment limitations described below may not be changed without the affirmative vote of the holders of a majority of its outstanding shares. There can be no assurance that the Funds will achieve their investment objectives. (A complete list of the investment limitations that cannot be changed without a vote of shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                The Funds may not:

         1. Borrow money, except that a Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the Adviser or an affiliate of the Adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Funds may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the particular Fund's total assets at the time of such borrowing (or, with respect to the Cash Management Fund, in amounts not in excess of the lesser of the dollar amounts borrowed or one-third of the value of the Fund's total assets at the time of such borrowing). Additional investments will not be made by a Fund when borrowings exceed 5% of the Fund's assets.

         2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that Prime Value Money Market Fund will invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S.
Government securities or, in the case of Prime Money Market Fund, in bank instruments issued by domestic banks.

         3. Make loans except that a Fund may (i) purchase or hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, (iii) lend portfolio securities and
(iv) with the exception of Government Obligations Money Market Fund, subject to specific authorization by the SEC, lend money to other funds advised by the Adviser or an affiliate of the Adviser.



                        PURCHASE AND REDEMPTION OF SHARES

         To allow the Adviser to manage the Funds effectively, investors are strongly urged to initiate all investments or redemptions of Fund shares as early in the day as possible and to notify Lehman Brothers at least one day in advance of transactions in excess of $5 million.

         PURCHASE PROCEDURES

         Shares of the Funds are sold at the net asset value per share of the Fund next determined after receipt of a purchase order by Lehman Brothers, the Distributor of the Fund's shares. Purchase orders for shares are accepted only on days on which both the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business and must be transmitted to Lehman Brothers, by telephone at 1-800-851-3134 or through Lehman Brothers ExpressNET, an automated order entry system designed specifically for the Trust ("LEX"). Purchases of shares will be effective and dividends will begin to accrue on the date of purchase if purchase orders comply with the following schedule.

                                               ORDER MUST BE   PAYMENT MUST BE
                                                RECEIVED BY*    RECEIVED BY*
Prime Money Market Fund,                         3:00 P.M.        4:00 P.M
Prime Value Money Market Fund,
Government Obligations Money Market Fund and Treasury Instruments Money Market Fund II

Cash Management Fund**                           5:00 P.M.        5:30 P.M.


Tax-Free Money Market Fund                       Noon             4:00 P.M.
and Municipal Money Market Fund


----------

*    All times stated are Eastern time.

** In order to receive same day acceptance of purchases in Cash Management Fund after 3:00 P.M., Eastern time, investors must telephone the Lehman Brothers Client Service Center at 1-800-851-3134 before 5:00 P.M., Eastern time to place the trade and obtain an order reference number for each trade. It is necessary to obtain a new order reference number for each investment in Cash Management Fund after 3:00 P.M., Eastern time.

         Payment for Fund shares may be made only in federal funds immediately available to Boston Safe Deposit and Trust Company ("Boston Safe"). Payment for orders which are not received or accepted by Lehman Brothers will be returned after prompt inquiry to the sending institution. A Fund may in its discretion reject any order for shares. Any person entitled to receive compensation for selling or servicing shares of the Funds may receive different compensation for selling or servicing one Class of shares over another Class.

         The minimum aggregate initial investment by an institution in the Funds is $1 million (with not less than $25,000 invested in any one Fund); however, broker-dealers and other institutional investors may set a higher minimum for their customers. High net worth investors may purchase shares of the Funds. The minimum aggregate initial investment by a high net worth investor in the Funds is $5 million. To reach the minimum Trust-wide initial investment, purchases of shares may be aggregated over a period of six months. There is no minimum subsequent investment.

         REDEMPTION PROCEDURES

         Redemption orders must be transmitted to Lehman Brothers by telephone at 1-800-851-3134 or through LEX on a day that both the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business. Payment for redeemed shares will be made according to the following schedule.

                                               ORDER MUST BE
                                               RECEIVED BY*     PAYMENT MADE


Prime Money Market Fund,                         3:00 P.M.    Same Business Day
Prime Value Money Market Fund,
Government Obligations Money Market Fund,
Treasury Instruments Money Market Fund II and Cash Management Fund

Tax-Free Money Market Fund                       Noon         Same Business Day
and Municipal Money Market Fund

----------
* All times stated are Eastern time.

         Shares are redeemed at the net asset value per share next determined after Lehman Brothers' receipt of the redemption order. While the Funds intend to use their best efforts to maintain their net asset value per share at $1.00, the proceeds paid to an investor upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption.

         The Funds reserve the right to wire redemption proceeds within seven days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Funds. The Funds shall have the right to redeem involuntarily shares in any account at their net asset value if the value of the account is less than $10,000 ($5,000,000 in the case of a high net worth investor) after 60 days' prior written notice to the investor. Any such redemption shall be effected at the net asset value per share next determined after the redemption order is entered. If during the 60-day period the investor increases the value of its account to the required level, no such redemption shall take place. In addition, the Funds may redeem shares involuntarily or suspend the right of redemption as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), or under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information."

         The ability to give telephone instructions for the redemption (and purchase or exchange) of shares is automatically established on an investor's account. However, the Funds reserve the right to refuse a redemption order transmitted by telephone if it is believed advisable to do so. Procedures for redeeming Fund shares by telephone may be modified or terminated at any time by the Funds or Lehman Brothers. In addition, neither the Funds, Lehman Brothers nor First Data Investor Services Group, Inc. ("FDISG") will be responsible for the authenticity of telephone instructions for the purchase, redemption or exchange of shares where the instructions are reasonably believed to be genuine. Accordingly, the investor will bear the risk of loss. The Funds will attempt to confirm that telephone instructions are genuine and will use such procedures as are considered reasonable, including the recording of telephone instructions. To the extent that the Funds fail to use reasonable procedures to verify the genuineness of telephone instructions, the Funds or their service providers may be liable for such instructions that prove to be fraudulent or unauthorized.

         EXCHANGE PROCEDURES

         The Exchange Privilege enables an investor to exchange shares of a Fund without charge for shares of the same class of other Funds which have different investment objectives that may be of interest to investors. To use the Exchange Privilege, exchange instructions must be given to Lehman Brothers by telephone or through LEX. See "Redemption Procedures." In exchanging shares, an investor must meet the minimum initial investment requirement of the other Fund and the shares involved must be legally available for sale in the state where the investor resides. Before any exchange, the investor must also obtain and should review a copy of the current prospectus of the Funds. Prospectuses may be obtained from Lehman Brothers by calling 1-800-368-5556. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. The exchange of shares of one Fund for shares of another Fund is treated for federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an investor may realize a taxable gain or loss. The Funds reserve the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to investors.

         VALUATION OF SHARES -- NET ASSET VALUE

         Each Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the Fund's Administrator on each weekday, with the exception of those holidays on which either the New York Stock Exchange or the Federal Reserve Bank of Boston is closed, according to the following schedule.

                                                        NET ASSET VALUE
                                                          CALCULATED*


          Prime Money Market Fund,                         Noon
          Prime Value Money Market Fund,
          Government Obligations Money Market Fund and     3:00 P.M.
          Treasury Instruments Money Market Fund II
                                                           4:00 P.M.

          Cash Management Fund                             Noon
                                                           3:00 P.M.
                                                           5:00 P.M.

          Tax-Free Money Market Fund
          and Municipal Money Market Fund                  Noon
                                                           4:00 P.M.


         ----------
         * All times stated are Eastern time.

         Currently, one or both of the New York Stock Exchange and the Federal Reserve Bank of Boston are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr.'s Birthday (observed), Presidents' Day (Washington's Birthday), Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per share of Fund shares is calculated separately for each class by adding the value of all securities and other assets of the Fund, subtracting class-specific liabilities, and dividing the result by the total number of the Fund's outstanding shares. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined independently of the net asset values of the shares of each other Fund.

         OTHER MATTERS

         Fund shares are sold and redeemed without charge by the Funds. Institutional investors purchasing or holding Fund shares for their customer accounts  may  charge  customers  fees for cash  management  and other  services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Fund shares. An institution purchasing or redeeming Fund shares on behalf of its customers is responsible for transmitting orders to Lehman Brothers in accordance with its customer agreements.

                                    DIVIDENDS

         Investors of a Fund are entitled to dividends and distributions arising only from the net investment income and capital gains, if any, earned on investments held by that Fund. Each Fund's net investment income is declared daily as a dividend to shares held of record at the close of business on the date of declaration. Shares begin accruing dividends on the day the purchase order for the shares is effective and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer within five business days after the end of the month or within five business days after a redemption of all of an investor's shares of a particular class. The Funds do not expect to realize net long-term capital gains.

         Dividends are determined in the same manner and are paid in the same amount for each Fund share, except that shares of each class bear all the expenses associated with that specific class.

          Institutional investors may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Such election, or any revocation thereof, must be made in writing to Lehman Brothers, 260 Franklin Street, 15th Floor, Boston, Massachusetts 02110-9624, and will become effective after its receipt by Lehman Brothers, with respect to dividends paid.

         FDISG, as Transfer Agent, will send each investor or its authorized representative an annual statement designating the amount of any dividends and capital gains distributions, if any, made during each year and their federal tax qualification.

                                      TAXES

         Each Fund qualified in its last taxable year and intends to qualify in future years as a "regulated investment company" under the Code. A regulated investment company is exempt from federal income tax on amounts distributed to its investors.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that a Fund distribute to its investors at least 90% of its investment company taxable income for such year. In general, a Fund's investment company taxable income will be its taxable income (including dividends and short-term capital gains, if any) subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such distributions will be taxable as ordinary income to Fund investors who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. It is anticipated that none of a Fund's distributions will be eligible for the dividends received deduction for corporations. The Funds do not expect to realize long-term capital gains and, therefore, do not contemplate payment of any "capital gain dividends" as described in the Code.

         Dividends derived from exempt-interest income from Tax-Free Money Market Fund and Municipal Money Market Fund may be treated by the Fund's investors as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances applicable to the particular investor the exclusion would be disallowed.

         Municipal Money Market Fund may hold without limit certain private activity bonds issued after August 7, 1986. Investors must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in determining liability (if any) for the federal alternative minimum tax. Noncorporate taxpayers, depending on their individual tax status, may be subject to alternative minimum tax at a blended rate between 26% and 28%. Corporate taxpayers may be subject to (1) alternative minimum tax at a rate of 20% of the excess of their alternative minimum taxable income ("AMTI") over the exemption amount, and (2) the environmental tax. Corporate investors must also take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of .12% on the excess of the corporation's modified federal alternative minimum taxable income over $2,000,000.

         To the extent, if any, dividends paid to investors by Tax-Free Money Market Fund or Municipal Money Market Fund are derived from taxable income or from long-term or short-term capital gains, such dividends will not be exempt from federal income tax, whether such dividends are paid in the form of cash or additional shares, and may also be subject to state and local taxes.

         In addition to federal taxes, an investor may be subject to state, local or foreign taxes on payments received from a Fund. A state tax exemption may be available in some states to the extent distributions of the Fund are derived from interest on certain U.S. Government securities or on securities issued by public authorities in the state. The Funds will provide investors annually with information about federal income tax consequences of distributions made each year. Investors should be aware of the application of their state and local tax laws to investments in the Funds.

         Investors will be advised at least annually as to the federal income tax status of distributions made to them each year.

         The foregoing discussion is only a brief summary of some of the important federal tax considerations generally affecting a Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of a Fund or its investors, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situation. See the Statement of Additional Information for a further discussion of tax consequences of investing in shares of the Funds.

                             MANAGEMENT OF THE FUNDS

         The business and affairs of the Funds are managed under the direction of the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons or companies that furnish services to the Funds, including agreements with its Distributor, Adviser, Administrator, Transfer Agent and Custodian. The day-to-day operations of the Funds are delegated to the Funds' Adviser and Administrator. The Statement of Additional Information contains general background information regarding each Trustee and executive officer of the Trust.

         DISTRIBUTOR


         Lehman Brothers, located at 3 World Financial Center, New York, New York 10285, is the Distributor of each Fund's shares. Lehman Brothers is a wholly-owned subsidiary of Lehman Brothers Holdings Inc. ("Holdings"). As of
February 16, 1996, Nippon Life Insurance Company beneficially owned approximately 8.9%, FMR Corp. beneficially owned approximately 7.3%, and Prudential Asset Management beneficially owned approximately 5.5% of the outstanding voting securities of Holdings. Lehman Brothers, a leading full-service investment firm, meets the diverse financial needs of individuals, institutions and governments around the world. Lehman Brothers has entered into a Distribution Agreement with the Trust pursuant to which it has the responsibility for distributing shares of the Funds.


         The Trust has adopted a Plan of Distribution with respect to Class A shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. The Plan of Distribution does not provide for the payment by the Funds of any Rule 12b-1 fees for distribution or shareholder services for Class A shares but provides that Lehman Brothers may make payments to assist in the distribution of Class A shares out of the other fees received by it or its affiliates from the Funds, its past profits or any other sources available to it.

         INVESTMENT ADVISER -- LEHMAN BROTHERS GLOBAL ASSET MANAGEMENT INC.


         LBGAM, located at 3 World Financial Center, New York, New York 10285, serves as each Fund's Investment Adviser. LBGAM is a wholly-owned subsidiary of Holdings. LBGAM serves as investment adviser to investment companies and private accounts and has assets under management of approximately $__ billion as of _______________, 1996.


         As Adviser to the Funds, LBGAM manages each Fund's portfolio in accordance with its investment objective and policies, makes investment decisions for the Funds, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Funds. For its services LBGAM is entitled to receive a monthly fee from each Fund at the annual rate of .20% of the value of the Fund's average daily net assets.

          ADMINISTRATOR AND TRANSFER AGENT -- FIRST DATA INVESTOR SERVICES GROUP, INC.

         FDISG (formerly named The Shareholder Services Group, Inc.), located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109, serves as each Fund's Administrator and Transfer Agent. FDISG is a wholly-owned subsidiary of First Data Corporation. As Administrator, FDISG calculates the net asset value of each Fund's shares and generally assists in all aspects of each Fund's administration and operation. As compensation for FDISG's services as Administrator, FDISG is entitled to receive from each Fund a monthly fee at the annual rate of .10% of the value of the Fund's average daily net assets. FDISG is also entitled to receive a fee from the Funds for its services as Transfer Agent. FDISG pays Boston Safe, each Fund's Custodian, a portion of its monthly administration fee for custody services rendered to the Funds.

         On May 6, 1994, FDISG acquired the third party mutual fund administration business of The Boston Company Advisors, Inc., an indirect, wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). In connection with the transaction, Mellon assigned to FDISG its agreement with Lehman Brothers (then named Shearson Lehman Brothers Inc.) that Lehman Brothers and its affiliates, consistent with their fiduciary duties and assuming certain service quality standards are met, would recommend FDISG as the provider of administration services to the Funds. This duty to recommend expires on May 21, 2000.

         CUSTODIAN -- BOSTON SAFE DEPOSIT AND TRUST COMPANY

         Boston Safe, a wholly-owned subsidiary of Mellon, located at One Boston Place, Boston, Massachusetts 02108, serves as each Fund's Custodian. Under the terms of the Stock Purchase Agreement dated September 14, 1992 between Mellon and Lehman Brothers (then named Shearson Lehman Brothers Inc.), Lehman Brothers agreed to recommend Boston Safe as Custodian of mutual funds affiliated with Lehman Brothers until May 21, 2000 to the extent consistent with its fiduciary duties and other applicable law.

         EXPENSES

         Each Fund bears all its own expenses. A Fund's expenses include taxes, interest, fees and salaries of the Trust's trustees and officers who are not directors, officers or employees of the Fund's service contractors, SEC fees,
state   securities   qualification   fees,   costs  of  preparing  and  printing
prospectuses for regulatory purposes and for distribution to investors, advisory and administration fees, charges of the custodian, administrator, transfer agent and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. Each Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities. In order to maintain a competitive expense ratio, the Adviser and Administrator have voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain an annualized expense ratio at a level no greater than
 .18% of average daily net assets with respect to the Funds (.26% with respect to the Cash Management Fund). This voluntary waiver and reimbursement arrangement will not be changed unless investors are provided at least 60 days' advance notice. In addition, these service providers have agreed to reimburse the Funds to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information. Any fees charged by Service Organizations or other institutional investors to their customers in connection with investments in Fund shares are not reflected in a Fund's expenses.

                             PERFORMANCE AND YIELDS

         From time to time, the "yields" and "effective yields" with respect to all Funds, and "tax-equivalent yields" with respect to Tax-Free Money Market Fund and Municipal Money Market Fund, may be quoted in advertisements or in reports to shareholders. Yield quotations are computed separately for each class of shares. The "yield" quoted in advertisements for a particular class of shares refers to the income generated by an investment in such shares over a specified period (such as a seven-day period) identified in the advertisement. This income is then "annualized;" that is, the amount of income generated by the investment during that period is assumed to be generated each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a particular class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to a Fund's tax-free yield for each class of shares. It is calculated by increasing the yield (calculated as above) by the amount necessary to reflect the payment of federal taxes at a stated rate. The "tax-equivalent yield" will always be higher than the "yield."

         A Fund's performance may be compared to those of other mutual funds with similar objectives, to other relevant indices, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data are reported in national financial publications such as Morningstar, Inc., Barron's, IBC/Donoghue's Money Fund Report(R), The Wall Street Journal and The New York Times; reports prepared by Lipper Analytical Services, Inc.; and publications of a local or regional nature.

         A Fund's yield figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Any fees charged by institutional investors directly to their customers in connection with investments in Fund shares are not reflected in a Fund's expenses or yields; and, such fees, if charged, would reduce the actual return received by customers on their investments. The methods used to compute a Fund's yields are described in more detail in the Statement of Additional Information. Investors may call 1-800-238-2560 to obtain current yield information.

                     DESCRIPTION OF SHARES AND MISCELLANEOUS

         The Trust is a Massachusetts business trust established on November 25, 1992. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more additional classes of shares. The Trust is an open-end management investment company, which currently offers seven portfolios. The Trust has authorized the issuance of seven classes of shares for Prime Value Money Market Fund, Government Obligations Money Market Fund and Municipal Money Market Fund and four classes of shares for Prime Money Market Fund, Cash Management Fund, Treasury Instruments Money Market Fund II and Tax-Free Money Market Fund. The issuance of separate classes of shares is intended to address the different service needs of different types of investors. The Declaration of Trust further authorizes the Trustees to classify or reclassify any class of shares into one or more sub-classes.

         The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a member of the Board of Trustees upon written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

         Each Fund share represents an equal, proportionate interest in the assets belonging to the Fund. Each share, which has a par value of $.001, has no preemptive or conversion rights. When issued for payment as described in this Prospectus, Fund shares will be fully paid and non-assessable.

         Holders of the Fund's shares will vote in the aggregate and not by class on all matters, except where otherwise required by law and except when the Board of Trustees determines that the matter to be voted upon affects only the shareholders of a particular class. Further, shareholders of the Funds will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio (see the Statement of Additional Information under "Additional Description Concerning Fund Shares" for examples where the 1940 Act requires voting by portfolio). Shareholders of the Trust are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative; and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the trustees.

         For information concerning the redemption of Fund shares and possible restrictions on their transferability, see "Purchase and Redemption of Shares."

                      LEHMAN BROTHERS INSTITUTIONAL FUNDS

================================================================================


         Client Service Center
         (8:30 am to 5:00 pm, Eastern time):                   800-851-3134
                                                               fax: 617-261-4330
                                                               or 617-261-4340

         Dividend factors and yields:                          800-238-2560

         Administration/Sales/Marketing:                       800-368-5556

         To place a purchase or redemption order:              800-851-3134

         To change account information:                        800-851-3134

         Additional Prospectuses:                              800-368-5556

         LEX Help Desk                                         800-566-5LEX

                                 LEHMAN BROTHERS

================================================================================

         LBP-202B6

================================================================================
PROSPECTUS

                 LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

                               One Exchange Place

                           Boston, Massachusetts 02109

                       For information call (800) 368-5556

================================================================================

         Lehman Brothers Institutional Funds Group Trust (the "Trust") is an open-end, management investment company that currently offers a family of diversified investment portfolios, six of which are described in this Prospectus (individually, a "Fund" and collectively, the "Funds"). This Prospectus describes one class of shares ("Class B Shares") of the following investment portfolios:

                             PRIME MONEY MARKET FUND
                          PRIME VALUE MONEY MARKET FUND
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND
                    TREASURY INSTRUMENTS MONEY MARKET FUND II
                           TAX-FREE MONEY MARKET FUND
                           MUNICIPAL MONEY MARKET FUND

          Class B Shares  may not be  purchased  by  individuals  directly,  but
institutional   investors  may  purchase  shares  for  accounts   maintained  by
individuals.

          LEHMAN BROTHERS INC. ("Lehman Brothers" or the "Distributor") sponsors each Fund and acts as Distributor of its shares. LEHMAN BROTHERS GLOBAL ASSET MANAGEMENT INC. ("LBGAM" or the "Adviser") serves as each Fund's Investment Adviser.


                  This Prospectus briefly sets forth certain information about the Funds that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information about the Funds, contained in a Statement of Additional Information dated May 30, 1996, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is available to investors without charge by calling Lehman Brothers at 1-800-368-5556. The Statement of Additional Information is incorporated in its entirety by reference into this Prospectus.


                  SHARES OF THE FUNDS INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THEY WILL CONTINUE TO DO SO. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

================================================================================

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

                  The date of this Prospectus is May 30, 1996.

                 LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST


                                  MAY 30, 1996


                                   PROSPECTUS

                                TABLE OF CONTENTS

                                                                            Page


Summary of Investment Objectives                                              3
Background and Expense Information                                            4
Financial Highlights                                                          6
Investment Objectives and Policies                                            8
Portfolio Instruments and Practices                                          10
Investment Limitations                                                       15
Purchase and Redemption of Shares                                            16
Dividends                                                                    19
Taxes                                                                        19
Management of the Funds                                                      20
Performance and Yields                                                       22
Description of Shares and Miscellaneous                                      22


              THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN DESCRIBE THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE FUNDS' CLASS B SHARES. INVESTORS WISHING TO OBTAIN SIMILAR INFORMATION REGARDING THE TRUST'S OTHER CLASSES MAY OBTAIN SEPARATE PROSPECTUSES DESCRIBING THEM BY CONTACTING LEHMAN BROTHERS AT 1-800-368-5556.

                        SUMMARY OF INVESTMENT OBJECTIVES

         The investment objectives of the Funds are summarized below. See "Investment Objectives and Policies" beginning on page 8 for more detailed information.

         PRIME MONEY MARKET FUND seeks to provide current income and stability of principal by investing in a broad range of short-term instruments, including U.S. Government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations.

         PRIME VALUE MONEY MARKET FUND seeks to provide current income and stability of principal by investing in a portfolio consisting of a broad range of short-term instruments, including U.S. Government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the banking industry and repurchase agreements relating to such obligations.

         GOVERNMENT OBLIGATIONS MONEY MARKET FUND seeks to provide current income with liquidity and security of principal by investing in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations.

         TREASURY INSTRUMENTS MONEY MARKET FUND II seeks to provide current income with liquidity and security of principal by investing in a portfolio consisting of U.S. Treasury bills, notes and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations.

         TAX-FREE MONEY MARKET FUND seeks to provide as high a level of current income exempt from federal taxation as is consistent with relative stability of principal by investing in a portfolio consisting of short-term tax-exempt obligations issued by state and local governments and other tax-exempt securities which are considered "First Tier Eligible Securities" as defined in "Investment Objectives and Policies." The Fund will not purchase securities the income from which may be a specific tax preference item for purposes of federal individual and corporate alternative minimum tax.

         MUNICIPAL MONEY MARKET FUND seeks to provide as high a level of current income exempt from federal taxation as is consistent with relative stability of principal by investing in a portfolio consisting of short-term tax-exempt obligations issued by state and local governments and other tax-exempt securities which are considered "Eligible Securities" as defined in "Investment Objectives and Policies."

         There is no assurance that the Funds will achieve their respective investment objectives.

                       BACKGROUND AND EXPENSE INFORMATION

         Each Fund currently offers four classes of shares, only one of which, Class B Shares, is offered by this Prospectus. Each class represents an equal, pro rata interest in a Fund. Each Fund's other classes of shares have different service and/or distribution fees and expenses from Class B Shares which would affect the performance of those classes of shares. Investors may obtain information concerning the Funds' other classes by calling Lehman Brothers at 1-800-368-5556.

         The purpose of the following table is to assist an investor in understanding the various costs and estimated expenses that an investor in a Fund would bear directly or indirectly. Certain institutions may also charge their clients fees in connection with investments in Class B Shares, which fees are not reflected in the table below. For more complete descriptions of the various costs and expenses, see "Management of the Funds" in this Prospectus and the Statement of Additional Information.

                                 EXPENSE SUMMARY
                                 CLASS B SHARES

                                                                                          GOVERNMENT
                                                    PRIME            PRIME VALUE          OBLIGATIONS
                                                    MONEY               MONEY                MONEY
                                                 MARKET FUND         MARKET FUND          MARKET FUND
ANNUAL OPERATING EXPENSES*
(as a percentage of average net assets)
Advisory Fees (net of applicable fee waivers)       .10%                .10%                 .04%
Rule 12b-1 fees                                     .25%                .25%                 .25%
Other Expenses -- including Administration Fees     .08%                .08%                 .14%
Total Fund Operating Expenses (after fee
    waivers and/or expense reimbursement)           .43%                .43%                 .43%

                                                  TREASURY
                                                 INSTRUMENTS
                                                    MONEY              TAX-FREE            MUNICIPAL
                                                 MARKET FUND             MONEY               MONEY
                                                     II               MARKET FUND         MARKET FUND
ANNUAL OPERATING EXPENSES*
(as a percentage of average net assets)
Advisory Fees (net of applicable fee waivers)      .10%                 .03%                 .06%
Rule 12b-1 fees                                    .25%                 .25%                 .25%
Other Expenses -- including Administration Fees    .08%                 .15%                 .12%
Total Fund Operating Expenses (after fee
     waivers and/or expense reimbursement)         .43%                 .43%                 .43%

* The Expense Summary above has been restated to reflect current expected fees and the Adviser's and Administrator's voluntary fee waiver and expense reimbursement arrangements currently in effect for each Fund's fiscal year ending January 31, 1997.

         In order to maintain a competitive expense ratio, the Adviser and Administrator have voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain an annualized expense ratio at a level no greater than .43% of average daily net assets (.18% excluding Rule 12b-1 fees) with respect to the Funds. The voluntary fee waiver and expense reimbursement arrangements described above will not be changed unless shareholders are provided at least 60 days advance notice. The maximum annual contractual fees payable to the Adviser and Administrator total .30% of average daily net assets of the Funds. Absent fee waivers and expense reimbursements, the Total Fund Operating Expenses of Class B Shares are expected to be as follows:

                                                     PERCENTAGE OF AVERAGE DAILY
                                                             NET ASSETS


         Prime Money Market Fund                                 .60%
         Prime Value Money Market Fund                           .60%
         Government Obligations Money Market Fund                .69%
         Treasury Instruments Money Market Fund II               .60%
         Tax-Free Money Market Fund                              .70%
         Municipal Money Market Fund                             .67%


         ----------
         EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period with respect to the Class B Shares:

                     1 YEAR       3 YEARS      5 YEARS     10 YEARS
                       $4           $14          $24          $54

         THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF ACTUAL EXPENSES AND RATES OF RETURN, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


         The following financial highlights for the fiscal year ended January 31, 1996, are derived from the Funds' Financial Statements audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the Trust's Annual Report dated January 31, 1996. This information should be read in conjunction with the financial statements and notes thereto that also appear in the Trust's Annual Report which are incorporated by reference in the Statement of Additional Information. As of July 31, 1995, Class B Shares of the Municipal Money Market Fund had not been offered to the public. Accordingly, no financial information is provided with respect to such shares. Financial information with respect to Class A Shares of the Municipal Money Market Fund is included in that Class' prospectus and the Trust's Annual Report dated January 31, 1996, which are available upon request. Financial information with respect to Class C Shares of the Municipal Money Market Fund is included in that Class' prospectus and the Trust's Annual Report dated January 31, 1996, which are available upon request.


                                       PRIME MONEY MARKET FUND           PRIME VALUE MONEY MARKET FUND

                                   1/31/96      1/31/95     1/31/94       1/31/96     1/31/95    1/31/94
Net asset value, beginning of
     period                         $1.00        $1.00       $1.00         $1.00       $1.00      $1.00
Net investment income(1)           0.0567       0.0417      0.0110        0.0569      0.0417     0.0125
Dividends from net investment
     income                       (0.0567)     (0.0417)    (0.0110)      (0.0569)    (0.0417)   (0.0125)
Net asset value, end of period      $1.00        $1.00       $1.00         $1.00       $1.00      $1.00
Total return (2)                     5.83%        4.21%       0.99%         5.84%       4.26%      1.26%
Ratios to average net assets/
   supplemental data:
Net assets, end of period
     (in 000's)                  $324,474     $342,673    $350,666       $20,372     $21,739    $17,504
Ratio of net investment
     income to average
     net assets                      5.65%        4.05%      2.91%(3)      5.68%       3.95%       2.98%(3)
Ratio of operating
     expenses to
     average net assets (4)          0.42%        0.37%      0.36%(3)      0.42%       0.34%       0.32%(3)

* The Class B Shares commenced operations on September 2, 1993 with respect to Prime Money Market Fund and September 1, 1993 with respect to Prime Value Money Market Fund.

(1) Net investment income per share before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for the Class B Shares was $0.0558 and $0.0403, respectively, for the years ended January 31, 1996 and 1995 and $0.0102 for the period ended January 31, 1994 for the Prime Money Market Fund and $0.0560 and $0.0398, respectively, for the years ended January 31, 1996 and 1995 and $0.0113 for the period ended January 31, 1994 for the Prime Value Money Market Fund.

(2) Total return represents aggregate total return for the periods indicated.

(3) Annualized.

(4) Annualized expense ratios before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for Class B Shares were 0.50% and 0.50%, respectively, for the years ended January 31, 1996 and 1995 and 0.58% for the period ended January 31, 1994 for the Prime Money Market Fund and 0.50% and 0.50%, respectively, for the years ended January 31, 1996 and 1995 and 0.61% for the period ended January 31, 1994 for the Prime Value Money Market Fund.

                                          GOVERNMENT OBLIGATIONS MONEY     TREASURY INSTRUMENTS MONEY
                                              MARKET FUND MONEY                   MARKET FUND II

                                       1/31/96     1/31/95     1/31/94    1/31/96     1/31/95     1/31/94
Net asset value, beginning of
  period                                $1.00        $1.00       $1.00       $1.00      $1.00       $1.00
Net investment income (1)              0.0560       0.0410      0.0091      0.0541     0.0399      0.0198
Dividends from net investment
  income                              (0.0560)     (0.0410)    (0.0091)`   (0.0541)   (0.0399)    (0.0198)
Net asset value, end of period          $1.00        $1.00       $1.00       $1.00      $1.00       $1.00
Total return (2)                         5.76%        4.19%       0.90%       5.54%      4.05%       2.00%
Ratios to average net assets/
supplemental data:
Net assets, end of period
(in 000's)                            $14,659       $9,322         ___(5)  $27,907    $27,242     $33,862
Ratio of net investment income
to average net assets                    5.57%        4.03%       2.93%(3)    5.44%      4.13%       2.87%(3)
Ratio of operating expenses to
average net assets (4)                   0.43%        0.41%       0.28%(3)    0.43%      0.37%       0.28%(3)

* The Class B Shares commenced operations on August 16, 1993 with respect to the Government Obligations Money Market Fund and May 24, 1993 with respect to the Treasury Instruments Money Market Fund II.

(1) Net investment income per share before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for the Class B Shares was $0.0546 and $0.0394, respectively, for the years ended January 31, 1996 and 1995 and $0.0075 for the period ended January 31, 1994 for the Government Obligations Money Market Fund and $0.0532 and $0.0384, respectively, for the years ended January 31, 1996 and 1995 and $0.0166 for the period ended January 31, 1994 for the Treasury Instruments Money Market Fund II.

(2) Total return represents aggregate total return for the periods indicated.

(3) Annualized.

(4) Annualized expense ratios before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for Class B Shares were 0.57% and 0.56%, respectively, for the years ended January 31, 1996 and 1995 and 0.78% for the period ended January 31, 1994 for the Government Obligations Money Market Fund and 0.52% and 0.52%, respectively, for the years ended January 31, 1996 and 1995 and 0.74% for the period ended January 31, 1994 for the Treasury Instruments Money Market Fund II.

(5) Total net assets for Class B Shares were $100 at January 31, 1994 for the Government Obligations Money Market Fund.

                                                                         TAX-FREE MONEY MARKET FUND


                                                                    1/31/96                       1/31/95*
Net asset value, beginning of period                                 $1.00                         $1.00
Net investment income (1)                                           0.0361                        0.0030
Dividends from net investment income                               (0.0361)                      (0.0030)
Net asset value, end of period                                       $1.00                         $1.00
Total return (2)                                                      3.69%                         0.30%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                   ___(5)                         ___(5)
Ratio of net investment income to average net assets                  3.61%                         2.74%(3)
Ratio of operating expenses to average net assets (4)                 0.43%                         0.41%(3)

* The Class B Shares commenced operations on December 30, 1994 with respect to the Tax-Free Money Market Fund.

(1) Net investment income per share before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for the Class B Shares was $0.0344 for the fiscal year ended January 31, 1996 and $0.0009 for the period ended January 31, 1995, for the Tax-Free Money Market Fund.

(2)  Total return represents aggregate total return for the periods indicated.

(3)  Annualized.

(4) Annualized expense ratios before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for Class B Shares were 0.60% for the fiscal year ended January 31, 1996 and 0.63% for the period ended January 31, 1995 for the Tax-Free Money Market Fund.

(5) Total net assets for Class B Shares were $100 at January 31, 1996 and January 31, 1995 for the Tax-Free Money Market Fund.



                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objectives and general policies of each Fund are described below. Specific investment techniques that may be employed by the Funds are described in a separate section of this Prospectus. See "Portfolio Instruments and Practices." Differences in objectives and policies among the Funds, differences in the degree of acceptable risk and tax considerations are some of the factors that can be expected to affect the investment return of each Fund. Because of such factors, the performance results of the Funds may differ even though more than one Fund may utilize the same security selections.

         Unless otherwise stated, the investment objectives and policies set forth in this Prospectus are not fundamental and may be changed by the Board of Trustees without shareholder approval. If there is a change in the investment objective and policies of any Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. The market value of certain fixed-rate obligations held by the Funds will generally vary inversely with changes in market interest rates. Thus, the market value of these obligations generally declines when interest rates rise and generally rises when interest rates decline. The Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without shareholder approval.

         The Funds seek to maintain a net asset value of $1.00 per share, although there is no assurance that they will be able to do so on a continuing basis. Each Fund operates as a diversified investment portfolio. Certain securities held by the Funds may have remaining maturities in excess of stated limitations discussed below if securities provide for adjustments in their interest rates not less frequently than such time limitations. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

         PRIME MONEY MARKET FUND AND PRIME VALUE MONEY MARKET FUND seek to provide current income and stability of principal. In pursuing their investment objectives, the Funds invest in a broad range of short-term instruments, including U.S. Government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations. Prime Value Money Market Fund may also invest in securities of foreign issuers. Each Fund invests only in securities that are payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund.

         Both Funds invest in securities rated by the "Requisite NRSROs." "Requisite NRSROs" means (a) any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, there are six NRSROs: Standard & Poor's, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch Investors Services, Inc.; Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc. and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.

         Prime Money Market Fund will limit its portfolio investments to securities that the Board of Trustees determines present minimal credit risks and which are "First Tier Eligible Securities" at the time of acquisition by the Fund. The term First Tier Eligible Securities includes securities rated by the Requisite NRSROs in the highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities.

         Prime Value Money Market Fund will limit its portfolio investments to securities that the Board of Trustees determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Fund. The term Eligible Securities includes securities rated by the Requisite NRSROs in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities.

         Each Fund generally may not invest more than 5% of it total assets in the securities of any one issuer, except for U.S. Government securities. In addition, Prime Value Money Market Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than 1% of its total assets in the Second Tier Securities of any one issuer. The Funds may invest more than 5% (but no more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Fund does not make more than one such investment at any one time.

         Each Fund may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers acceptances and time deposits and U.S. dollar denominated instruments issued or supported by the credit of the U.S. (or foreign in the case of Prime Value Money Market Fund) banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of their assets.

         GOVERNMENT OBLIGATIONS MONEY MARKET FUND AND TREASURY INSTRUMENTS MONEY MARKET FUND II seek to provide income with liquidity and security of principal. Each Fund invests only in securities that are payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund (twelve months in the case of Government Obligations Money Market Fund).

         Government Obligations Money Market Fund invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (in addition to direct Treasury obligations) and repurchase agreements relating to such obligations.

         Treasury Instruments Money Market Fund II invests solely in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in repurchase agreements relating to direct Treasury obligations. The Fund will purchase obligations of agencies or instrumentalities of the U.S. Government.

         TAX-FREE MONEY MARKET FUND AND MUNICIPAL MONEY MARKET FUND seek to provide investors with as high a level of current income exempt from federal income tax as is consistent with relative stability of principal. In pursuing their investment objectives, the Funds invest substantially all of their assets in diversified portfolios of short-term tax-exempt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively "Municipal Obligations"). Each Fund invests only in securities that have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. The Funds will not knowingly purchase securities the interest on which is subject to federal income tax. Except during temporary defensive periods, each Fund will invest substantially all, but in no event less than 80%, of its net assets in Municipal Obligations. Tax-Free Money Market Fund will not invest in securities the income from which may be a specific tax preference item for purposes of federal individual and corporate alternative minimum tax. The Funds also have the ability to enter into repurchase agreements. Absent emergency or extraordinary circumstances, however, neither Fund presently intends to engage in repurchase transactions, unless such transactions would not generate taxable income to such Funds.

         Both the Tax-Free Money Market Fund and Municipal Money Market Fund purchase Municipal Obligations that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees. The Municipal Money Market Fund invests in Eligible Securities while the Tax-Free Money Market Fund invests in only First Tier Eligible Securities. The Funds may hold uninvested cash reserves pending investment or during temporary defensive periods, including when suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income.

         Although the Tax-Free Money Market Fund may invest more than 25% of its net assets in (a) Municipal Obligations whose issuers are in the same state and
(b) Municipal Obligations the interest on which is paid solely from revenues of similar projects, it does not presently intend to do so on a regular basis. To the extent the Fund's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

                       PORTFOLIO INSTRUMENTS AND PRACTICES

         Investment strategies that are available to the Funds are set forth below. Additional information concerning certain of these strategies and their related risks is contained in the Statement of Additional Information.

         U.S. GOVERNMENT OBLIGATIONS

         Each Fund (other than Tax-Free Money Market Fund and Municipal Money Market Fund) may purchase obligations issued or guaranteed by the U.S. Government and (except in the case of Treasury Instruments Money Market Fund II) U.S. Government agencies and instrumentalities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ in interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Funds will invest in such securities only when they are satisfied that the credit risk with respect to the issuer is minimal.

         Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of the securities may vary during the period an investor owns shares of a Fund.

         REPURCHASE AGREEMENTS

         The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price within one year from the date of acquisition ("repurchase agreements"). The Funds will not invest more than 10% of the value of their net assets in repurchase agreements with terms which exceed seven days. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose the Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

         REVERSE REPURCHASE AGREEMENTS

         Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Funds would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Funds would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price of the securities the Funds are obligated to repurchase. The Funds may engage in reverse repurchase agreements provided that the amount of the reverse repurchase agreements and any other borrowings does not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

         WHEN-ISSUED SECURITIES

         The Funds (other than Tax-Free Money Market Fund and Municipal Money Market Fund) may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Funds will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Funds expect that commitments to purchase when-issued securities will not exceed 25% of the value of their total assets absent unusual market conditions. The Funds do not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objectives.

         ILLIQUID SECURITIES

         Prime Money Market Fund, Prime Value Money Market Fund, Tax-Free Money Market Fund and Municipal Money Market Fund will not knowingly invest more than 10% of the value of their total net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). Each of the Funds may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). Each of the Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in
Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.

         FOREIGN SECURITIES

         Prime Value Money Market Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the Adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.

         ZERO COUPON AND CAPITAL APPRECIATION BONDS

         The Funds may invest in zero coupon and capital appreciation bonds, which are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities may also take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interest in such stripped debt obligations or coupons. Discounts with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturity and credit quality.

         U.S. TREASURY STRIPS

         The Prime Money Market Fund, Prime Value Money Market Fund, Government Obligations Money Market Fund and Treasury Instruments Money Market Fund II may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Funds in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Funds' investments in STRIPS are limited to those with maturity components not exceeding thirteen months.

         LENDING OF PORTFOLIO SECURITIES

         Each Fund may lend portfolio securities up to one-third of the value of its total assets to U.S. and foreign broker/dealers, banks or other institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Board of Trustees. The Funds will receive collateral in the form of cash, letters of credit, or securities of the U.S. government or its agencies equal to at least 100% of the value of the securities owned.

         VARIABLE AND FLOATING RATE SECURITIES

         The interest rates payable on certain securities in which Prime Money Market Fund, Prime Value Money Market Fund, Government Obligations Money Market Fund, Tax-Free Money Market Fund and Municipal Money Market Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Tax-exempt variable or floating rate obligations generally permit the holders of such obligations to demand payment of principal from the issuer or a third party at stated intervals. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The Funds will take demand or reset features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual securities. In addition, the absence of an unconditional demand feature exercisable within seven days will require a tax-exempt variable or floating rate obligation to be treated as illiquid for purposes of a Fund's limitation on illiquid investments. The failure of the issuer or a third party to honor its obligations under a demand or put feature might also require a tax-exempt variable or floating rate obligation to be treated as illiquid for purposes of a Fund's limitation on illiquid investments.

         TAX-EXEMPT COMMERCIAL PAPER

         Tax-Free Money Market Fund and Municipal Money Market Fund may invest in tax-exempt commercial paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general or specific revenues of municipalities or are re-financed with long-term debt. In some cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility arrangements offered by banks or other institutions. The Funds will invest only in tax-exempt commercial paper rated at least Prime-2 by Moody's or A-2 by S&P.

         MUNICIPAL OBLIGATIONS

         Tax-Free Money Market Fund and Municipal Money Market Fund may invest in the Municipal Obligations described below.

         Municipal Obligations. Municipal Obligations include bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the personal income taxes of any state or, with respect to the Municipal Money Market Fund, from the federal alternative minimum tax). In addition, Municipal Obligations include participation interests in such securities the interest on which is, in the opinion of bond counsel for the issuers or counsel selected by the Adviser, exempt from regular federal income tax. The definition of Municipal Obligations includes other types of securities that currently exist or may be developed in the future and that are, or will be, in the opinion of counsel, as described above, exempt from regular federal income tax, provided that investing in such securities is consistent with a Fund's investment objective and policies.

         The two principal classifications of Municipal Obligations which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which may be held by the Municipal Money Market Fund and which are not payable from the unrestricted revenues of the issuer. While some private activity bonds are general obligation securities, the vast majority are revenue securities. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Each of the Municipal Obligations described below may take the form of either general obligation or revenue securities.

         Municipal Obligations are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal Obligations also include industrial development bonds or, with respect to the Municipal Money Market Fund, private activity bonds, which are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. In addition, proceeds of certain industrial development bonds are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities. The interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

         Municipal Leases, Certificates of Participation and Other Participation Interests. The Funds may invest in municipal leases and certificates of participation in municipal leases. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of the Fund's original investment.

         Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements.

         Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by the Funds may be determined by the Adviser, pursuant to guidelines adopted by the Board of Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and certificates of participation, the Adviser will consider a variety of factors including (a) the willingness of dealers to bid for the security, (b) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers, (c) the frequency of trades or quotes for the obligation, and (d) the nature of marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance of the property covered by the lease to the issuer and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Funds.

         The Funds may also purchase participations in Municipal Obligations held by a commercial bank or other financial institution. Such participations provide the Funds with the right to a pro rata undivided interest in the underlying Municipal Obligations. In addition, such participations generally provide the Funds with the right to demand payment, on not more than seven days notice, of all or any part of a Fund's participation interest in the underlying Municipal Obligation, plus accrued interest. These demand features will be taken into consideration in determining the effective maturity of such participations and the average portfolio duration of the Funds. The Funds will only invest in such participations if, in the opinion of bond counsel for the issuers or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax.

         Municipal Notes. Municipal Obligations purchased by the Funds may include fixed-rate notes or variable-rate demand notes. Such notes may not be rated by credit rating agencies, but unrated notes purchased by the Funds will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments purchasable by the Funds. Where necessary to determine that a note is an Eligible Security or First Tier Eligible Security, the Funds will require the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by the Funds, the Funds may, upon notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding thirteen months, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Funds to dispose of a variable rate demand note if the issuer were to default on its payment obligation or during periods that the Funds are not entitled to exercise their demand rights, and the Funds could, for this or other reasons, suffer losses to the extent of the default.

         Pre-Refunded Municipal Obligations. The Funds may invest in pre-refunded Municipal Obligations. The principal of and interest on pre-refunded Municipal Obligations are no longer paid from the original revenue source for the Municipal Obligations. Instead, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded Municipal Obligations, but usually on terms more favorable to the issuer. Issuers of Municipal Obligations use this advance refunding technique to obtain more favorable terms with respect to Municipal Obligations which are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded Municipal Obligations. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded Municipal Obligations remain outstanding on their original terms until they mature or are redeemed by the issuer. The effective maturity of pre-refunded Municipal Obligations will be the redemption date if the issuer has assumed an obligation or indicated its intention to redeem such obligations on the redemption date. Pre-refunded Municipal Obligations are often purchased at a price which represents a premium over their face value.

         Tender Option Bonds. The Funds may purchase tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal

          Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at or near par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. Additionally, the above description of tender option bonds is meant only to provide an example of one possible structure of such obligations, and the Funds may purchase tender option bonds with different types of ownership, payment, credit and/or liquidity arrangements.

                             INVESTMENT LIMITATIONS

         The Funds' investment objectives and policies described above are not fundamental and may be changed by the Board of Trustees without a vote of shareholders. If there is a change in the investment objective of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Funds' investment limitations described below may not be changed without the affirmative vote of the holders of a majority of its outstanding shares. There can be no assurance that the Funds will achieve their investment objectives. (A complete list of the investment limitations that cannot be changed without a vote of shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Funds may not:

         1. Borrow money, except that a Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the Adviser or an affiliate of the Adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Funds may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the particular Fund's total assets at the time of such borrowing. Additional investments will not be made by the Funds when borrowings exceed 5% of the Fund's assets.

         2. Purchase any securities which would cause 25% or more of the value of its total assets at the time such purchase to be invested in the securities of one of more issuers conducting their principal business activities in the same industry, except that Prime Value Money Market Fund will invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. Government securities or, in the case of Prime Money Market Fund, in bank instruments issued by domestic banks.

         3. Make loans except that a Fund may (i) purchase or hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, (iii) lend portfolio securities and
(iv) with the exception of Government Obligations Money Market Fund, subject to specific authorization by the SEC, lend money to other funds advised by the Adviser or an affiliate of the Adviser.



                        PURCHASE AND REDEMPTION OF SHARES

         To allow the Adviser to manage the Funds effectively, investors are strongly urged to initiate all investments or redemptions of Fund shares as early in the day as possible and to notify Lehman Brothers at least one day in advance of transactions in excess of $5 million.

         PURCHASE PROCEDURES

         Shares of the Funds are sold at the net asset value per share of the Fund next determined after receipt of a purchase order by Lehman Brothers, the Distributor of the Fund's shares. Purchase orders for shares are accepted only on days on which both the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business and must be transmitted to Lehman Brothers, by telephone at 1-800-851-3134 or through Lehman Brothers ExpressNET, an automated order entry system designed specifically for the Trust ("LEX"). Purchases of shares will be effective and dividends will begin to accrue on the date of purchase if purchase orders comply with the following schedule.

                                                             ORDER MUST            PAYMENT MUST BE
                                                            RECEIVED BY*            RECEIVED BY*
Prime Money Market Fund,                                      3:00 P.M.               4:00 P.M.
Prime Value Money Market Fund,
Government Obligations Money Market Fund
and Treasury Instruments Money Market Fund II


Tax-Free Money Market Fund                                    Noon                    4:00 P.M.
and Municipal Money Market Fund.


----------
* All times stated are Eastern time.

         Payment for Fund shares may be made only in federal funds immediately available to Boston Safe Deposit and Trust Company ("Boston Safe"). Payment for orders which are not received or accepted by Lehman Brothers will be returned after prompt inquiry to the sending institution. A Fund may in its discretion reject any order for shares. Any person entitled to receive compensation for selling or servicing shares of the Funds may receive different compensation for selling or servicing one Class of shares over another Class.

         The minimum aggregate initial investment by an institution in the Funds is $1 million (with not less than $25,000 invested in any one Fund); however, broker-dealers and other institutional investors may set a higher minimum for their customers. To reach the minimum Trust-wide initial investment, purchases of shares may be aggregated over a period of six months. There is no minimum subsequent investment.

         Conflicts of interest restrictions may apply to an institution's receipt of compensation paid by the Funds on fiduciary funds that are invested in Class B Shares. See also "Management of the Funds -- Service Organizations." Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Class B Shares.

         REDEMPTION PROCEDURES

         Redemption orders must be transmitted to Lehman Brothers by telephone at 1-800-851-3134 or through LEX on a day that both the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business. Payment for redeemed shares will be made according to the following schedule.

                                                            ORDER MUST BE
                                                            RECEIVED BY*            PAYMENT MADE


Prime Money Market Fund,                                      3:00 P.M.           Same Business Day
Prime Value Money Market Fund,
Government Obligations Money Market Fund,
Treasury Instruments Money Market Fund II

Tax-Free Money Market Fund                                      Noon              Same Business Day
and Municipal Money Market Fund


----------
* All times stated are Eastern time.

         Shares are redeemed at the net asset value per share next determined after Lehman Brothers' receipt of the redemption order. While the Funds intend to use their best efforts to maintain their net asset value per share at $1.00, the proceeds paid to an investor upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption.

         The Funds reserve the right to wire redemption proceeds within seven days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Funds. The Funds shall have the right to redeem involuntarily shares in any account at their net asset value if the value of the account is less than $10,000 after 60 days' prior written notice to the investor. Any such redemption shall be effected at the net asset value per share next determined after the redemption order is entered. If during the 60-day period the investor increases the value of its account to $10,000 or more, no such redemption shall take place. In addition, the Funds may redeem shares involuntarily or suspend the right of redemption as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), or under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information."

         The ability to give telephone instructions for the redemption (and purchase or exchange) of shares is automatically established on an investor's account. However, the Funds reserve the right to refuse a redemption order transmitted by telephone if it is believed advisable to do so. Procedures for redeeming Fund shares by telephone may be modified or terminated at any time by the Funds or Lehman Brothers. In addition, neither the Funds, Lehman Brothers nor First Data Investor Services Group, Inc. ("FDISG") will be responsible for the authenticity of telephone instructions for the purchase, redemption or exchange of shares where the instructions are reasonably believed to be genuine. Accordingly, the investor will bear the risk of loss. The Funds will attempt to confirm that telephone instructions are genuine and will use such procedures as are considered reasonable, including the recording of telephone instructions. To the extent that the Funds fail to use reasonable procedures to verify the genuineness of telephone instructions, the Funds or their service providers may be liable for such instructions that prove to be fraudulent or unauthorized.

         EXCHANGE PROCEDURES

         The Exchange Privilege enables an investor to exchange shares of a Fund without charge for shares of the same class of other Funds which have different investment objectives that may be of interest to investors. To use the Exchange Privilege, exchange instructions must be given to Lehman Brothers by telephone or through LEX. See "Redemption Procedures." In exchanging shares, an investor must meet the minimum initial investment requirement of the other Fund and the shares involved must be legally available for sale in the state where the investor resides. Before any exchange, the investor must also obtain and should review a copy of the current prospectus of the Funds. Prospectuses may be obtained from Lehman Brothers by calling 1-800-368-5556. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. The exchange of shares of one Fund for shares of another Fund is treated for federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an investor may realize a taxable gain or loss. The Funds reserve the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to investors.

         VALUATION OF SHARES-NET ASSET VALUE

         Each Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the Fund's Administrator on each weekday, with the exception of those holidays on which either the New York Stock Exchange or the Federal Reserve Bank of Boston is closed, according to the following schedule.

                                                              NET ASSET VALUE
                                                                 CALCULATED*


Prime Money Market Fund                                           Noon
Prime Value Money Market Fund,
Government Obligations Money Market Fund and                      3:00 P.M.
Treasury Instruments Money Market Fund II                         4:00 P.M.

Tax-Free Money Market Fund                                        Noon
and Municipal Money Market Fund
                                                                  4:00 P.M.


----------
* All times stated are Eastern time.

         Currently, one or both of the New York Stock Exchange and the Federal Reserve Bank of Boston are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr.'s Birthday (observed), Presidents' Day (Washington's Birthday), Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per share of Fund shares is calculated separately for each class by adding the value of all securities and other assets of the Fund, subtracting class-specific liabilities, and dividing the result by the total number of the Fund's outstanding shares. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined independently of the net asset values of the shares of each other Fund.

         OTHER MATTERS

         Fund shares are sold and redeemed without charge by the Funds. Institutional investors purchasing or holding Fund shares for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Fund shares. An institution purchasing or redeeming Fund shares on behalf of its customers is responsible for transmitting orders to Lehman Brothers in accordance with its customer agreements.

                                    DIVIDENDS

         Investors of a Fund are entitled to dividends and distributions arising only from the net investment income and capital gains, if any, earned on investments held by that Fund. Each Fund's net investment income is declared daily as a dividend to shares held of record at the close of business on the date of declaration. Shares begin accruing dividends on the day the purchase order for the shares is effective and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer within five business days after the end of the month or within five business days after a redemption of all of an investor's shares of a particular class. The Funds do not expect to realize net long-term capital gains.

         Dividends are determined in the same manner and are paid in the same amount for each Fund share, except that shares of each class bear all the expenses associated with that specific class.

         Institutional investors may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Such election, or any revocation thereof, must be made in writing to Lehman Brothers, 260 Franklin Street, 15th Floor, Boston, Massachusetts 02110-9624, and will become effective after its receipt by Lehman Brothers, with respect to dividends paid.

         FDISG, as Transfer Agent, will send each investor or its authorized representative an annual statement designating the amount of any dividends and capital gains distributions, if any, made during each year and their federal tax qualification.

                                      TAXES

         Each Fund qualified in its last taxable year and intends to qualify in future years as a "regulated investment company" under the Code. A regulated investment company is exempt from federal income tax on amounts distributed to its investors.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that a Fund distribute to its investors at least 90% of its investment company taxable income for such year. In general, a Fund's investment company taxable income will be its taxable income (including dividends and short-term capital gains, if any) subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such distributions will be taxable as ordinary income to Fund investors who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. It is anticipated that none of a Fund's distributions will be eligible for the dividends received deduction for corporations. The Funds do not expect to realize long-term capital gains and, therefore, do not contemplate payment of any "capital gain dividends" as described in the Code.

         Dividends derived from exempt-interest income from Tax-Free Money Market Fund and Municipal Money Market Fund may be treated by the Fund's investors as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances applicable to the particular investor the exclusion would be disallowed.

         Municipal Money Market Fund may hold without limit certain private activity bonds issued after August 7, 1986. Investors must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in determining liability (if any) for the federal alternative minimum tax. Noncorporate taxpayers, depending on their individual tax status, may be subject to alternative minimum tax at a blended rate between 26% and 28%. Corporate taxpayers may be subject to (1) alternative minimum tax at a rate of 20% of the excess of their alternative minimum taxable income ("AMTI") over the exemption amount, and (2) the environmental tax. Corporate investors must also take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of .12% on the excess of the corporation's modified federal alternative minimum taxable income over $2,000,000.

         To the extent, if any, dividends paid to investors by Tax-Free Money Market Fund or Municipal Money Market Fund are derived from taxable income or from long-term or short-term capital gains, such dividends will not be exempt from federal income tax, whether such dividends are paid in the form of cash or additional shares, and may also be subject to state and local taxes.

         In addition to federal taxes, an investor may be subject to state, local or foreign taxes on payments received from a Fund. A state tax exemption may be available in some states to the extent distributions of the Fund are derived from interest on certain U.S. Government securities or on securities issued by public authorities in the state. The Funds will provide investors annually with information about federal income tax consequences of distributions made each year. Investors should be aware of the application of their state and local tax laws to investments in the Funds.

         Investors will be advised at least annually as to the federal income tax status of distributions made to them each year.

         The foregoing discussion is only a brief summary of some of the important federal tax considerations generally affecting a Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of a Fund or its investors, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situation. See the Statement of Additional Information for a further discussion of tax consequences of investing in shares of the Funds.

                             MANAGEMENT OF THE FUNDS

         The business and affairs of the Funds are managed under the direction of the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons or companies that furnish services to the Funds, including agreements with its Distributor, Adviser, Administrator, and Transfer Agent and Custodian. The day-to-day operations of the Funds are delegated to the Funds' Adviser and Administrator. The Statement of Additional Information contains general background information regarding each Trustee and executive officer of the Trust.

         DISTRIBUTOR


         Lehman Brothers, located at 3 World Financial Center, New York, New York 10285, is the Distributor of each Fund's shares. Lehman Brothers is a wholly-owned subsidiary of Lehman Brothers Holdings Inc. ("Holdings"). As of February 16, 1996, Prudential Asset Management beneficially owned approximately 8.9%, FMR Corp. beneficially owned approximately 7.3%, and Nippon Life Insurance Company beneficially owned approximately 5.5% of the outstanding voting securities of Holdings. Lehman Brothers, a leading full-service investment firm, meets the diverse financial needs of individuals, institutions and governments around the world. Lehman Brothers has entered into a Distribution Agreement with the Trust pursuant to which it has the responsibility for distributing shares of the Funds.


         INVESTMENT ADVISER -- LEHMAN BROTHERS GLOBAL ASSET MANAGEMENT INC.


         LBGAM, located at 3 World Financial Center, New York, New York 10285, serves as each Fund's Investment Adviser. LBGAM is a wholly-owned subsidiary of Holdings. LBGAM serves as investment adviser to investment companies and private accounts and has assets under management of approximately $____ billion as of ___________, 1996.


         As Adviser to the Funds, LBGAM manages each Fund's portfolio in accordance with its investment objective and policies, makes investment decisions for the Funds, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Funds. For its services LBGAM is entitled to receive a monthly fee from each Fund at the annual rate of .20% of the value of the Fund's average daily net assets.

         ADMINISTRATOR AND TRANSFER AGENT -- FIRST DATA INVESTOR SERVICES GROUP, INC.

         FDISG (formerly named The Shareholder Services Group, Inc.), located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109, serves as each Fund's Administrator and Transfer Agent. FDISG is a wholly-owned subsidiary of First Data Corporation. As Administrator, FDISG calculates the net asset value of each Fund's shares and generally assists in all aspects of each Fund's administration and operation. As compensation for FDISG's services as Administrator, FDISG is entitled to receive from each Fund a monthly fee at the annual rate of .10% of the value of the Fund's average daily net assets. FDISG is also entitled to receive a fee from the Funds for its services as Transfer Agent. FDISG pays Boston Safe, each Fund's Custodian, a portion of its monthly administration fee for custody services rendered to the Funds.

         On May 6, 1994, FDISG acquired the third party mutual fund administration business of The Boston Company Advisors, Inc., an indirect, wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). In connection with the transaction, Mellon assigned to FDISG its agreement with Lehman Brothers (then named Shearson Lehman Brothers Inc.) that Lehman Brothers and its affiliates, consistent with their fiduciary duties and assuming certain service quality standards are met, would recommend FDISG as the provider of administration services to the Funds. This duty to recommend expires on May 21, 2000.

         CUSTODIAN -- BOSTON SAFE DEPOSIT AND TRUST COMPANY

         Boston Safe, a wholly-owned subsidiary of Mellon, located at One Boston Place, Boston, Massachusetts 02108, serves as each Fund's Custodian. Under the terms of the Stock Purchase Agreement dated September 14, 1992 between Mellon and Lehman Brothers (then named Shearson Lehman Brothers Inc.), Lehman Brothers agreed to recommend Boston Safe as Custodian of mutual funds affiliated with Lehman Brothers until May 21, 2000 to the extent consistent with its fiduciary duties and other applicable law.

         SERVICE ORGANIZATIONS

         Under a Plan of Distribution (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act, Class B Shares bear fees ("Rule 12b-1 fees") payable by the Funds at the aggregate rate of up to .25% (on an annualized basis) of the average daily net asset value of such shares to Lehman Brothers for providing certain services to the Funds and holders of Class B Shares. Lehman Brothers may retain all the payments made to it under the Plan or may enter into agreements with and make payments of up to .25% to institutional investors such as banks, savings and loan associations and other financial institutions ("Service Organizations") for the provision of a portion of such services. These services, which are described more fully in the Statement of Additional Information under "Management of the Funds -- Service Organizations," include aggregating and processing purchase and redemption requests from shareholders and placing net purchase and redemption orders with Lehman Brothers; processing dividend payments from the Funds on behalf of shareholders; providing information periodically to shareholders showing their positions in shares; arranging for bank wires; responding to shareholder inquiries relating to the services provided by Lehman Brothers or the Service Organization and handling correspondence; and acting as shareholder of record and nominee. The Plan also allows Lehman Brothers to use its own resources to provide distribution services and shareholder services. Under the terms of related agreements, Service Organizations are required to provide to their shareholders a schedule of any fees that they may charge shareholders in connection with their investments in Class B Shares.

         EXPENSES

         Each Fund bears all its own expenses. A Fund's expenses include taxes, interest, fees and salaries of the Trust's trustees and officers who are not directors, officers or employees of the Fund's service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to investors, advisory, administration and distribution fees, charges of the custodian, administrator, transfer agent and dividend disbursing agent, Service Organization fees, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses.  Each Fund also pays for brokerage  fees and  commissions  (if any) in connection  with the  purchase  and sale of  portfolio  securities.  In order to maintain a competitive expense ratio, the Adviser and Administrator have voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain an annualized expense ratio at a level no greater than .43% of average daily net assets (.18% excluding Rule 12b-1 fees) with respect to the Funds. This voluntary waiver and reimbursement arrangement will not be changed unless investors are provided at least 60 days' advance notice. In addition, these service providers have agreed to reimburse the Funds to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information. Any fees charged by Service Organizations or other institutional investors to their customers in connection with investments in Fund shares are not reflected in a Fund's expenses.

                             PERFORMANCE AND YIELDS

         From time to time, the "yields" and "effective yields" with respect to all Funds, and "tax-equivalent yields" with respect to Municipal Money Market Fund and Tax-Free Money Market Fund, may be quoted in advertisements or in reports to shareholders. Yield quotations are computed separately for each class of shares. The "yield" quoted in advertisements for a particular class of shares refers to the income generated by an investment in such shares over a specified period (such as a seven-day period) identified in the advertisement. This income is then "annualized;" that is, the amount of income generated by the investment during that period is assumed to be generated each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a particular class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to a Fund's tax-free yield for each class of shares. It is calculated by increasing the yield (calculated as above) by the amount necessary to reflect the payment of federal taxes at a stated rate. The "tax-equivalent yield" will always be higher than the "yield."

         A Fund's performance may be compared to those of other mutual funds with similar objectives, to other relevant indices, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data are reported in national financial publications such as Morningstar, Inc., Barron's, IBC/Donoghue's Money Fund Report(R), The Wall Street Journal and The New York Times; reports prepared by Lipper Analytical Services, Inc; and publications of a local or regional nature.

         A Fund's yield figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Any fees charged by Service Organizations or other institutional investors directly to their customers in connection with investments in Fund shares are not reflected in a Fund's expenses or yields; and, such fees, if charged, would reduce the actual return received by customers on their investments. The methods used to compute a Fund's yields are described in more detail in the Statement of Additional Information. Investors may call 1-800-238-2560 to obtain current yield information.

                     DESCRIPTION OF SHARES AND MISCELLANEOUS

         The Trust is a Massachusetts business trust established on November 25, 1992. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more additional classes of shares. The Trust is an open-end management investment company, which currently offers seven portfolios. The Trust has authorized the issuance of seven classes of shares for Prime Value Money Market Fund, Government Obligations Money Market Fund and Municipal Money Market Fund and four classes of shares for Prime Money Market Fund, Cash Management Fund, Treasury Instruments Money Market Fund II and Tax-Free Money Market Fund. The issuance of separate classes of shares is intended to address the different service needs of different types of investors. The Declaration of Trust further authorizes the Trustees to classify or reclassify any class of shares into one or more sub-classes.

         The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a member of the Board of Trustees upon written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

         Each Fund share represents an equal, proportionate interest in the assets belonging to the Fund. Each share, which has a par value of $.001, has no preemptive or conversion rights. When issued for payment as described in this Prospectus, Fund shares will be fully paid and non-assessable.

         Holders of the Fund's shares will vote in the aggregate and not by class on all matters, except where otherwise required by law and except when the Board of Trustees determines that the matter to be voted upon affects only the shareholders of a particular class. Further, shareholders of the Funds will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio (see the Statement of Additional Information under "Additional Description Concerning Fund Shares" for examples where the 1940 Act requires voting by portfolio). Shareholders of the Trust are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative; and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the trustees.

         For information concerning the redemption of Fund shares and possible restrictions on their transferability, see "Purchase and Redemption of Shares."

                      LEHMAN BROTHERS INSTITUTIONAL FUNDS

================================================================================


         Client Service Center
         (8:30 am to 5:00 pm, Eastern time):                       800-851-3134
                                                              fax: 617-261-4330

                                                                or 617-261-4340

         Dividend factors and yields:                              800-238-2560

         Administration/Sales/Marketing:                           800-368-5556

         To place a purchase or redemption order:                  800-851-3134

         To change account information:                            800-851-3134

         Additional Prospectuses:                                  800-368-5556

         Information on Service Agreements:                        800-851-3134

         LEX Help Desk                                             800-566-5LEX

                                 LEHMAN BROTHERS

================================================================================

         LBP-201B6

--------------------------------------------------------------------------------
PROSPECTUS

                 LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

                               One Exchange Place

                           Boston, Massachusetts 02109

                       For information call (800) 368-5556

--------------------------------------------------------------------------------


         Lehman Brothers Institutional Funds Group Trust (the "Trust") is an open-end, management investment company that currently offers a family of diversified investment portfolios, six of which are described in this Prospectus (individually, a "Fund" and collectively, the "Funds"). This Prospectus describes one class of shares ("Class E Shares") of the following investment portfolios:

                             PRIME MONEY MARKET FUND
                          PRIME VALUE MONEY MARKET FUND
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND
                    TREASURY INSTRUMENTS MONEY MARKET FUND II
                           TAX-FREE MONEY MARKET FUND
                           MUNICIPAL MONEY MARKET FUND

         Class E  Shares  may not be  purchased  by  individuals  directly,  but
institutional   investors  may  purchase  shares  for  accounts   maintained  by
individuals.

         LEHMAN BROTHERS INC. ("Lehman Brothers" or the "Distributor") sponsors each Fund and acts as Distributor of its shares. LEHMAN BROTHERS GLOBAL ASSET MANAGEMENT INC. ("LBGAM" or the "Adviser") serves as each Fund's Investment Adviser.


         This Prospectus briefly sets forth certain information about the Funds that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information about the Funds, contained in a Statement of Additional Information dated May 30, 1996, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is available to investors without charge by calling Lehman Brothers at 1-800-368-5556. The Statement of Additional Information is incorporated in its entirety by reference into this Prospectus.


         SHARES OF THE FUNDS INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THEY WILL CONTINUE TO DO SO. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                  The date of this Prospectus is May 30, 1996.

                 LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST


                                  MAY 30, 1996


                                   PROSPECTUS

                                TABLE OF CONTENTS

                                                                        Page


Summary of Investment Objectives                                          3
Background and Expense Information                                        4
Financial Highlights                                                      6
Investment Objectives and Policies                                        6
Portfolio Instruments and Practices                                       8
Investment Limitations                                                   14
Purchase and Redemption of Shares                                        15
Dividends                                                                17
Taxes                                                                    18
Management of the Funds                                                  19
Performance and Yields                                                   20
Description of Shares and Miscellaneous                                  21



         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN DESCRIBE THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE FUNDS' CLASS E SHARES. INVESTORS WISHING TO OBTAIN SIMILAR INFORMATION REGARDING THE TRUST'S OTHER CLASSES MAY OBTAIN SEPARATE PROSPECTUSES DESCRIBING THEM BY CONTACTING LEHMAN BROTHERS AT 1-800-368-5556.

                        SUMMARY OF INVESTMENT OBJECTIVES

         The investment objectives of the Funds are summarized below. See "Investment Objectives and Policies" beginning on page 6 for more detailed information.

         PRIME MONEY MARKET FUND seeks to provide current income and stability of principal by investing in a broad range of short-term instruments, including U.S. Government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations.

         PRIME VALUE MONEY MARKET FUND seeks to provide current income and stability of principal by investing in a portfolio consisting of a broad range of short-term instruments, including U.S. Government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the banking industry and repurchase agreements relating to such obligations.

         GOVERNMENT OBLIGATIONS MONEY MARKET FUND seeks to provide current income with liquidity and security of principal by investing in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations.

         TREASURY INSTRUMENTS MONEY MARKET FUND II seeks to provide current income with liquidity and security of principal by investing in a portfolio consisting of U.S. Treasury bills, notes and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations.

         TAX-FREE MONEY MARKET FUND seeks to provide as high a level of current income exempt from federal taxation as is consistent with relative stability of principal by investing in a portfolio consisting of short-term tax-exempt obligations issued by state and local governments and other tax-exempt securities which are considered "First Tier Eligible Securities" as defined in "Investment Objectives and Policies." The Fund will not purchase securities the income from which may be a specific tax preference item for purposes of federal individual and corporate alternative minimum tax.

         MUNICIPAL MONEY MARKET FUND seeks to provide as high a level of current income exempt from federal taxation as is consistent with relative stability of principal by investing in a portfolio consisting of short-term tax-exempt obligations issued by state and local governments and other tax-exempt securities which are considered "Eligible Securities" as defined in "Investment Objectives and Policies."

         There is no assurance that the Funds will achieve their respective investment objectives.

                       BACKGROUND AND EXPENSE INFORMATION

         Each Fund currently offers four classes of shares, only one of which, Class E Shares, is offered by this Prospectus. Each class represents an equal, pro rata interest in a Fund. Each Fund's other classes of shares have different service and/or distribution fees and expenses from Class E Shares which would affect the performance of those classes of shares. Investors may obtain information concerning the Funds' other classes of shares by calling Lehman Brothers at 1-800-568-5556.

         The purpose of the following table is to assist an investor in understanding the various costs and estimated expenses that an investor in a Fund would bear directly or indirectly. Certain institutions may also charge their clients fees in connection with investments in Class E Shares, which fees are not reflected in the table below. For more complete descriptions of the various costs and expenses, see "Management of the Funds" in this Prospectus and the Statement of Additional Information.

                                 EXPENSE SUMMARY
                                 CLASS E SHARES

                                                                                             GOVERNMENT
                                                                           PRIME VALUE      OBLIGATIONS
                                                         PRIME MONEY      MONEY MARKET     MONEY MARKET
                                                         MARKET FUND          FUND              FUND
ANNUAL OPERATING EXPENSES*
(as a percentage of average net assets)
Advisory Fees (net of applicable fee waivers)                .10%             .10%              .04%
Rule 12b-1 fees                                              .15%             .15%              .15%
Other Expenses - including Administration Fees               .08%             .08%              .14%
                                                             ----             ----              ----
Total Fund Operating Expenses
(after fee waivers and/or expense reimbursement)             .33%             .33%              .33%
                                                             ====             ====              ====

                                                           TREASURY
                                                         INSTRUMENTS
                                                         MONEY MARKET    TAX-FREE MONEY   MUNICIPAL MONEY
                                                             FUND          MARKET FUND      MARKET FUND
                                                              II
ANNUAL OPERATING EXPENSES*
(as a percentage of average net assets)
Advisory Fees (net of applicable fee waivers)                .10%             .03%              .06%
Rule 12b-1 fees                                              .15%             .15%              .15%
Other Expenses - including Administration Fees               .08%             .15%              .12%
                                                             ----             ----              ----
Total Fund Operating Expenses
(after fee waivers and/or expense reimbursement)             .33%             .33%              .33%
                                                             ====             ====              ====


* The Expense Summary above has been restated to reflect current expected fees and the Adviser's and Administrator's voluntary fee waiver and expense reimbursement arrangements currently in effect.

         In order to maintain a competitive expense ratio, the Adviser and Administrator have voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain an annualized expense ratio at a level no greater than .33% of average daily net assets (.18% excluding Rule 12b-1 fees) with respect to the Funds. The voluntary fee waiver and expense reimbursement arrangements described above will not be changed unless shareholders are provided at least 60 days advance notice. The maximum annual contractual fees payable to the Adviser and Administrator total .30% of average daily net assets of the Funds. Absent fee waivers and expense reimbursements, the Total Fund Operating Expenses of Class E Shares are expected to be as follows:

                                            PERCENTAGE OF AVERAGE DAILY NET
                                                         ASSETS


Prime Money Market Fund                                   .50%
Prime Value Money Market Fund                             .50%
Government Obligations Money Market Fund                  .59%
Treasury Instruments Money Market Fund II                 .50%
Tax-Free Money Market Fund                                .60%
Municipal Money Market Fund                               .57%
-------------------


EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period with respect to the Class E Shares:

            1 YEAR           3 YEARS          5 YEARS          10 YEARS
            ------           -------          -------          --------
             $3               $11              $19               $42

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF ACTUAL EXPENSES AND RATES OF RETURN, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


         The following financial highlights for the fiscal year ended January 31, 1996 are derived from the Funds' Financial Statements audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the Trust's Annual Report dated January 31, 1996. This information should be read in conjunction with the financial statements and notes thereto that also appear in the Trust's Annual Report, which are incorporated by reference in the Statement of Additional Information. As of January 31, 1996, Class E Shares of the Funds, other than Prime Money Market Fund and Government Obligations Money Market Fund, had not been offered to the public. Accordingly, no financial information is provided with respect to such shares. Financial information with respect to Class A Shares of such Funds, Class B Shares of such Funds except Municipal Money Market Fund and Class C Shares of such Funds except Prime Value Money Market Fund and Tax-Free Money Market Fund is included in each Class' prospectus and the Trust's Annual Report dated January 31, 1996, which are available upon request.


                                                                                                  GOVERNMENT OBLIGATIONS
                                                                  PRIME MONEY MARKET FUND            MONEY MARKET FUND

                                                                 1/31/96              1/31/95*             1/31/96*
Net asset value, beginning of period                              $1.00                 $1.00                $1.00
Net investment income (1)                                        0.0577                0.0165               0.0173
Dividends from net investment income                            (0.0577)              (0.0165)             (0.0173)
Net asset value, end of period                                    $1.00                 $1.00                $1.00
Total return (2)                                                  5.94%                 1.66%                 1.74%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $11,811                $8,318                   -- (5)
Ratio of net investment income to average net assets              5.75%                 4.15%(3)              5.67%(3)
Ratio of operating expenses to average net assets (4)             0.32%                 0.27%(3)              0.33%(3)

* The Class E Shares commenced operations on October 6, 1994 with respect to Prime Money Market Fund and October 10, 1995 with respect to Government Obligations Money Market Fund.

(1) Net investment income per share before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for the Class E Shares was $0.0568 for the year ended January 31, 1996 and $0.0160 for the period ended January 31, 1995 for the Prime Money Market Fund and $0.0168 for the period ended January 31, 1996 for the Government Obligations Money Market Fund.

(2)  Total return represents aggregate total return for the period indicated.

(3)  Annualized.

(4) Annualized expense ratio before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for Class E Shares was 0.40% for the year ended January 31, 1996 and 0.39% for the period ended January 31, 1995 for the Prime Money Market Fund and 0.47% for the period ended January 31, 1996 for the Government Obligations Money Market Fund.

(5) Total net assets for Class E Shares were $100 at January 31, 1996 for the Government Obligations Money Market Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objectives and general policies of each Fund are described below. Specific investment techniques that may be employed by the Funds are described in a separate section of this Prospectus. See "Portfolio Instruments and Practices." Differences in objectives and policies among the Funds, differences in the degree of acceptable risk and tax considerations are some of the factors that can be expected to affect the investment return of each Fund. Because of such factors, the performance results of the Funds may differ even though more than one Fund may utilize the same security selections.

         Unless otherwise stated, the investment objectives and policies set forth in this Prospectus are not fundamental and may be changed by the Board of Trustees without shareholder approval. If there is a change in the investment objective and policies of any Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. The market value of certain fixed-rate obligations held by the Funds will generally vary inversely with changes in market interest rates. Thus, the market value of these obligations generally declines when interest rates rise and generally rises when interest rates decline. The Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without shareholder approval.

         The Funds seek to maintain a net asset value of $1.00 per share, although there is no assurance that they will be able to do so on a continuing basis. Each Fund operates as a diversified investment portfolio. Certain securities held by the Funds may have remaining maturities in excess of stated limitations discussed below if securities provide for adjustments in their interest rates not less frequently than such time limitations. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

         PRIME MONEY MARKET FUND and PRIME VALUE MONEY MARKET FUND seek to provide current income and stability of principal. In pursuing their investment objectives, the Funds invest in a broad range of short-term instruments, including U.S. Government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations. Prime Value Money Market Fund may also invest in securities of foreign issuers. Each Fund invests only in securities that are payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund.

         Both Funds invest in securities rated by the "Requisite NRSROs." "Requisite NRSROs" means (a) any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, there are six NRSROs: Standard & Poor's, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch Investors Services, Inc.; Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc. and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.

         Prime Money Market Fund will limit its portfolio investments to securities that the Board of Trustees determines present minimal credit risks and which are "First Tier Eligible Securities" at the time of acquisition by the Fund. The term First Tier Eligible Securities includes securities rated by the Requisite NRSROs in the highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities.

         Prime Value Money Market Fund will limit its portfolio investments to securities that the Board of Trustees determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Fund. The term Eligible Securities includes securities rated by the Requisite NRSROs in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities.

         Each Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. Government securities. In addition, Prime Value Money Market Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than 1% of its total assets in the Second Tier Securities of any one issuer. The Funds may invest more than 5% (but no more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Fund does not make more than one such investment at any one time.

         Each Fund may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers acceptances and time deposits and U.S. dollar denominated instruments issued or supported by the credit of U.S. (or foreign in the case of Prime Value Money Market Fund) banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of their assets.

         GOVERNMENT OBLIGATIONS MONEY MARKET FUND AND TREASURY INSTRUMENTS MONEY MARKET FUND II seek to provide income with liquidity and security of principal. Each Fund invests only in securities that are payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund (twelve months in the case of Government Obligations Money Market Fund).

         Government Obligations Money Market Fund invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (in addition to direct Treasury obligations) and repurchase agreements relating to such obligations.

         Treasury Instruments Money Market Fund II invests solely in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in repurchase agreements relating to direct Treasury obligations. The Fund will not purchase obligations of agencies or instrumentalities of the U.S. Government.

         TAX-FREE MONEY MARKET FUND and MUNICIPAL MONEY MARKET FUND seek to provide investors with as high a level of current income exempt from federal income tax as is consistent with relative stability of principal. In pursuing their investment objectives, the Funds invest substantially all of their assets in diversified portfolios of short-term tax-exempt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively "Municipal Obligations"). Each Fund invests only in securities that have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. The Funds will not knowingly purchase securities the interest on which is subject to federal income tax. Except during temporary defensive periods, each Fund will invest substantially all, but in no event less than 80%, of its net assets in Municipal Obligations. Tax-Free Money Market Fund will not invest its assets in securities the income from which may be a specific tax preference item for purposes of federal individual and corporate alternative minimum tax. The Funds also have the ability to enter into repurchase agreements. Absent emergency or extraordinary circumstances, however, neither Fund presently intends to engage in repurchase transactions, unless such transactions would not generate taxable income to such Funds.

         Both the Tax-Free Money Market Fund and Municipal Money Market Fund purchase Municipal Obligations that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees. The Municipal Money Market Fund invests in Eligible Securities while the Tax-Free Money Market Fund invests in only First Tier Eligible Securities. The Funds may hold uninvested cash reserves pending investment or during temporary defensive periods, including when suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income.

         Although the Tax-Free Money Market Fund may invest more than 25% of its net assets in (a) Municipal Obligations whose issuers are in the same state and
(b) Municipal Obligations the interest on which is paid solely from revenues of similar projects, it does not presently intend to do so on a regular basis. To the extent the Fund's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

                       PORTFOLIO INSTRUMENTS AND PRACTICES

         Investment strategies that are available to the Funds are set forth below. Additional information concerning certain of these strategies and their related risks is contained in the Statement of Additional Information.

U.S. GOVERNMENT OBLIGATIONS

         Each Fund (other than Tax-Free Money Market Fund and Municipal Money Market Fund) may purchase obligations issued or guaranteed by the U.S. Government and (except in the case of Treasury Instruments Money Market Fund II) U.S. Government agencies and instrumentalities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ in interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Funds will invest in such securities only when they are satisfied that the credit risk with respect to the issuer is minimal.

         Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of the securities may vary during the period an investor owns shares of a Fund.

REPURCHASE AGREEMENTS

         The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price within one year from the date of acquisition ("repurchase agreements"). The Funds will not invest more than 10% of the value of their net assets in repurchase agreements with terms which exceed seven days. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose the Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS

         Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Funds would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Funds would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price of the securities the Funds are obligated to repurchase. The Funds may engage in reverse repurchase agreements provided that the amount of the reverse repurchase agreements and any other borrowings does not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

WHEN-ISSUED SECURITIES

         The Funds (other than Tax-Free Money Market Fund and Municipal Money Market Fund) may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Funds will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Funds expect that commitments to purchase when-issued securities will not exceed 25% of the value of their total assets absent unusual market conditions. The Funds do not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objectives.

ILLIQUID SECURITIES

         Prime Money Market Fund, Prime Value Money Market Fund, Tax-Free Money Market Fund and Municipal Money Market Fund will not knowingly invest more than 10% of the value of their total net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). Each of the Funds may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). Each of the Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in
Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.

FOREIGN SECURITIES

         Prime Value Money Market Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the Adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.

ZERO COUPON AND CAPITAL APPRECIATION BONDS

         The Funds may invest in zero coupon and capital appreciation bonds, which are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities may also take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interest in such stripped debt obligations or coupons. Discounts with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturity and credit quality.

U.S. TREASURY STRIPS

         The Prime Money Market Fund, Prime Value Money Market Fund, Government Obligations Money Market Fund and Treasury Instruments Money Market Fund II may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Funds in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Funds' investment in STRIPS are limited to those with maturity components not exceeding thirteen months.

LENDING OF PORTFOLIO SECURITIES

         Each Fund may lend portfolio securities up to one-third of the value of its total assets to broker/dealers, banks or other institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Board of Trustees. The Funds will receive collateral in the form of cash, letters of credit, or securities of the U.S. Government or its agencies equal to at least 100% of the value of the securities owned.

VARIABLE AND FLOATING RATE SECURITIES

         The interest rates payable on certain securities in which Prime Money Market Fund, Prime Value Money Market Fund, Government Obligations Money Market Fund, Tax-Free Money Market Fund and Municipal Money Market Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Tax-exempt variable or floating rate obligations generally permit the holders of such obligations to demand payment of principal from the issuer or a third party at stated intervals. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The Funds will take demand or reset features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual securities. In addition, the absence of an unconditional demand feature exercisable within seven days will require a tax-exempt variable or floating rate obligation to be treated as illiquid for purposes of a Fund's limitation on illiquid investments. The failure of the issuer or a third party to honor its obligations under a demand or put feature might also require a tax-exempt variable or floating rate obligation to be treated as illiquid for purposes of a Fund's limitation on illiquid investments.

TAX-EXEMPT COMMERCIAL PAPER

         Tax-Free Money Market Fund and Municipal Money Market Fund may invest in tax-exempt commercial paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general or specific revenues of municipalities or are re-financed with long-term debt. In some cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility arrangements offered by banks or other institutions. The Funds will invest only in tax-exempt commercial paper rated at least Prime-2 by Moody's or A-2 by S&P.

MUNICIPAL OBLIGATIONS

         Tax-Free Money Market Fund and Municipal Money Market Fund may invest in the Municipal Obligations described below.

         Municipal Obligations. Municipal Obligations include bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the personal income taxes of any state or, with respect to the Municipal Money Market Fund, from the federal alternative minimum tax). In addition, Municipal Obligations include participation interests in such securities the interest on which is, in the opinion of bond counsel for the issuers or counsel selected by the Adviser, exempt from regular federal income tax. The definition of Municipal Obligations includes other types of securities that currently exist or may be developed in the future and that are, or will be, in the opinion of counsel, as described above, exempt from regular federal income tax, provided that investing in such securities is consistent with a Fund's investment objective and policies.

         The two principal classifications of Municipal Obligations which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which may be held by the Municipal Money Market Fund and which are not payable from the unrestricted revenues of the issuer. While some private activity bonds are general obligation securities, the vast majority are revenue securities. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Each of the Municipal Obligations described below may take the form of either general obligation or revenue securities.

         Municipal Obligations are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal Obligations also include industrial development bonds, or with respect to the Municipal Money Market Fund, private activity bonds, which are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. In addition, proceeds of certain industrial development bonds are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities. The interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

         Municipal Leases, Certificates of Participation and Other Participation Interests. The Funds may invest in municipal leases and certificates of participation in municipal leases. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of the Fund's original investment.

         Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements.

         Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by the Funds may be determined by the Adviser, pursuant to guidelines adopted by the Board of Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and certificates of participation, the Adviser will consider a variety of factors including (a) the willingness of dealers to bid for the security, (b) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers, (c) the frequency of trades or quotes for the obligation, and (d) the nature of marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance of the property covered by the lease to the issuer and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Funds.

         The Funds may also purchase participations in Municipal Obligations held by a commercial bank or other financial institution. Such participations provide the Funds with the right to a pro rata undivided interest in the underlying Municipal Obligations. In addition, such participations generally provide the Funds with the right to demand payment, on not more than seven days notice, of all or any part of a Fund's participation interest in the underlying Municipal Obligation, plus accrued interest. These demand features will be taken into consideration in determining the effective maturity of such participations and the average portfolio duration of the Funds. The Funds will only invest in such participations if, in the opinion of bond counsel for the issuers or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax.

         Municipal Notes. Municipal Obligations purchased by the Funds may include fixed-rate notes or variable-rate demand notes. Such notes may not be rated by credit rating agencies, but unrated notes purchased by the Funds will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments purchasable by the Funds. Where necessary to determine that a note is an Eligible Security or First Tier Eligible Security, the Funds will require the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by the Funds, the Funds may, upon notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding thirteen months, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Funds to dispose of a variable rate demand note if the issuer were to default on its payment obligation or during periods that the Funds are not entitled to exercise their demand rights, and the Funds could, for this or other reasons, suffer losses to the extent of the default.

         Pre-Refunded Municipal Obligations. The Funds may invest in pre-refunded Municipal Obligations. The principal of and interest on pre-refunded Municipal Obligations are no longer paid from the original revenue source for the Municipal Obligations. Instead, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded Municipal Obligations, but usually on terms more favorable to the issuer. Issuers of Municipal Obligations use this advance refunding technique to obtain more favorable terms with respect to Municipal Obligations which are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded Municipal Obligations. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded Municipal Obligations remain outstanding on their original terms until they mature or are redeemed by the issuer. The effective maturity of pre-refunded Municipal Obligations will be the redemption date if the issuer has assumed an obligation or indicated its intention to redeem such obligations on the redemption date. Pre-refunded Municipal Obligations are often purchased at a price which represents a premium over their face value.

         Tender Option Bonds. The Funds may purchase tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at or near par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. Additionally, the above description of tender option bonds is meant only to provide an example of one possible structure of such obligations, and the Funds may purchase tender option bonds with different types of ownership, payment, credit and/or liquidity arrangements.

                             INVESTMENT LIMITATIONS

         The Funds' investment objectives and policies described above are not fundamental and may be changed by the Board of Trustees without a vote of shareholders. If there is a change in the investment objective of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Funds' investment limitations described below may not be changed without the affirmative vote of the holders of a majority of its outstanding shares. There can be no assurance that the Funds will achieve their investment objectives. (A complete list of the investment limitations that cannot be changed without a vote of shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Funds may not:

         1. Borrow money, except that a Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the Adviser or an affiliate of the Adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Funds may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the particular Fund's total assets at the time of such borrowing. Additional investments will not be made by a Fund when borrowings exceed 5% of the Fund's assets.

         2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that Prime Value Money Market Fund will invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S.
Government securities or, in the case of Prime Money Market Fund, in bank instruments issued by domestic banks.

         3. Make loans except that a Fund may (i) purchase or hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, (iii) lend portfolio securities, and
(iv) with the exception of Government Obligations Money Market Fund, subject to specific authorization by the SEC, lend money to other funds advised by the Adviser or an affiliate of the Adviser.

                        PURCHASE AND REDEMPTION OF SHARES

         To allow the Adviser to manage the Funds effectively, investors are strongly urged to initiate all investments or redemptions of Fund shares as early in the day as possible and to notify Lehman Brothers at least one day in advance of transactions in excess of $5 million.

PURCHASE PROCEDURES

         Shares of the Funds are sold at the net asset value per share of the Fund next determined after receipt of a purchase order by Lehman Brothers, the Distributor of the Fund's shares. Purchase orders for shares are accepted only on days on which both the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business and must be transmitted to Lehman Brothers, by telephone at 1-800-851-3134 or through Lehman Brothers ExpressNET, an automated order entry system designed specifically for the Trust ("LEX"). Orders for the purchase of shares must be made according to the following schedule. Purchases of shares will be effective and dividends will begin to accrue on the date of purchase if purchase orders comply with the following schedule.

                                                 ORDER MUST BE   PAYMENT MUST BE
                                                 RECEIVED BY*     RECEIVED BY*

Prime Money Market Fund,                           3:00 P.M.        4:00 P.M.
Prime Value Money Market Fund,
Government Obligations Money Market Fund and Treasury Instruments Money Market Fund II

Tax-Free Money Market Fund and Municipal             Noon           4:00 P.M.
Money Market Fund
___________

*    All times stated are Eastern time.

         Payment for Fund shares may be made only in federal funds immediately available to Boston Safe Deposit and Trust Company ("Boston Safe"). Payment for orders which are not received or accepted by Lehman Brothers will be returned after prompt inquiry to the sending institution. A Fund may in its discretion reject any order for shares. Any person entitled to receive compensation for selling or servicing shares of the Funds may receive different compensation for selling or servicing one Class of shares over another Class.

         The minimum aggregate initial investment by an institution in the Funds is $1 million (with not less than $25,000 invested in any one Fund); however, broker-dealers and other institutional investors may set a higher minimum for their customers. To reach the minimum Trust-wide initial investment, purchases of shares may be aggregated over a period of six months. There is no minimum subsequent investment.

         Conflicts of interest restrictions may apply to an institution's receipt of compensation paid by the Funds on fiduciary funds that are invested in Class E Shares. See also "Management of the Funds - Service Organizations." Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Class E Shares.

REDEMPTION PROCEDURES

         Redemption orders must be transmitted to Lehman Brothers by telephone at 1-800-851-3134 or through LEX on a day that both the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business. Payment for redeemed shares will be made according to the following schedule.

                                            ORDER MUST BE
                                            RECEIVED BY*       PAYMENT MADE

Prime Money Market Fund,                      3:00 P.M.      Same Business Day
Prime Value Money Market Fund,
Government Obligations Money Market Fund and
Treasury Instruments Money Market Fund II

Tax-Free Money Market Fund and Municipal        Noon         Same Business Day
Money Market Fund
___________

*All times stated are Eastern time.

         Shares are redeemed at the net asset value per share next determined after Lehman Brothers' receipt of the redemption order. While the Funds intend to use their best efforts to maintain their net asset value per share at $1.00, the proceeds paid to an investor upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption.

         The Funds reserve the right to wire redemption proceeds within seven days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Funds. The Funds shall have the right to redeem involuntarily shares in any account at their net asset value if the value of the account is less than $10,000 after 60 days' prior written notice to the investor. Any such redemption shall be effected at the net asset value per share next determined after the redemption order is entered. If during the 60-day period the investor increases the value of its account to $10,000 or more, no such redemption shall take place. In addition, the Funds may redeem shares involuntarily or suspend the right of redemption as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), or under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information."

         The ability to give telephone instructions for the redemption (and purchase or exchange) of shares is automatically established on an investor's account. However, the Funds reserve the right to refuse a redemption order transmitted by telephone if it is believed advisable to do so. Procedures for redeeming Fund shares by telephone may be modified or terminated at any time by the Funds or Lehman Brothers. In addition, neither the Funds, Lehman Brothers nor FDISG will be responsible for the authenticity of telephone instructions for the purchase, redemption or exchange of shares where the instructions are reasonably believed to be genuine. Accordingly, the investor will bear the risk of loss. The Funds will attempt to confirm that telephone instructions are genuine and will use such procedures as are considered reasonable, including the recording of telephone instructions. To the extent that the Funds fail to use reasonable procedures to verify the genuineness of telephone instructions, the Funds or their service providers may be liable for such instructions that prove to be fraudulent or unauthorized.

EXCHANGE PROCEDURES

         The Exchange Privilege enables an investor to exchange shares of a Fund without charge for shares of the same class of other Funds which have different investment objectives that may be of interest to investors. To use the Exchange Privilege, exchange instructions must be given to Lehman Brothers by telephone or through LEX. See "Redemption Procedures." In exchanging shares, an investor must meet the minimum initial investment requirement of the other Fund and the shares involved must be legally available for sale in the state where the investor resides. Before any exchange, the investor must also obtain and should review a copy of the current prospectus of the Funds. Prospectuses may be obtained from Lehman Brothers by calling 1-800-368-5556. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. The exchange of shares of one Fund for shares of another Fund is treated for federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an investor may realize a taxable gain or loss. The Funds reserve the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to investors.

VALUATION OF SHARES-NET ASSET VALUE

         Each Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the Fund's Administrator on each weekday, with the exception of those holidays on which either the New York Stock Exchange or the Federal Reserve Bank of Boston is closed, according to the following schedule.

                                                           NET ASSET VALUE
                                                             CALCULATED*

Prime Money Market Fund,                                        Noon
Prime Value Money Market Fund,
Government Obligations Money Market Fund                      3:00 P.M.
and Treasury Instruments Money Market Fund II
                                                              4:00 P.M.

Tax-Free Money Market Fund and Municipal Money                  Noon
Market Fund
                                                              4:00 P.M.

___________

*All times stated are Eastern time.

         Currently, one or both of the New York Stock Exchange and the Federal Reserve Bank of Boston are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr.'s Birthday (observed), Presidents' Day (Washington's Birthday), Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per share of Fund shares is calculated separately for each class by adding the value of all securities and other assets of the Fund, subtracting class specific liabilities, and dividing the result by the total number of the Fund's outstanding shares. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined independently of the net asset values of the shares of each other Fund.

OTHER MATTERS

         Fund shares are sold and redeemed without charge by the Funds. Institutional investors purchasing or holding Fund shares for their customer accounts  may  charge  customers  fees for cash  management  and other  services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Fund shares. An institution purchasing or redeeming Fund shares on behalf of its customers is responsible for transmitting orders to Lehman Brothers in accordance with its customer agreements.

                                    DIVIDENDS

         Investors of a Fund are entitled to dividends and distributions arising only from the net investment income and capital gains, if any, earned on investments held by that Fund. Each Fund's net investment income is declared daily as a dividend to shares held of record at the close of business on the date of declaration. Shares begin accruing dividends on the day the purchase order for the shares is effective and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer within five business days after the end of the month or within five business days after a redemption of all of an investor's shares of a particular class. The Funds do not expect to realize net long-term capital gains.

         Dividends are determined in the same manner and are paid in the same amount for each Fund share, except that shares of each class bear all the expenses associated with that specific class.

         Institutional investors may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Such election, or any revocation thereof, must be made in writing to Lehman Brothers, 260 Franklin Street, 15th Floor, Boston, Massachusetts 02110-9624, and will become effective after its receipt by Lehman Brothers, with respect to dividends paid.

         FDISG, as Transfer Agent, will send each investor or its authorized representative an annual statement designating the amount of any dividends and capital gains distributions, if any, made during each year and their federal tax qualification.

                                      TAXES

         Each Fund qualified in its last taxable year and intends to qualify in future years as a "regulated investment company" under the Code. A regulated investment company is exempt from federal income tax on amounts distributed to its investors.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that a Fund distribute to its investors at least 90% of its investment company taxable income for such year. In general, a Fund's investment company taxable income will be its taxable income (including dividends and short-term capital gains, if any) subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such distributions will be taxable as ordinary income to Fund investors who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. It is anticipated that none of a Fund's distributions will be eligible for the dividends received deduction for corporations. The Funds do not expect to realize long-term capital gains and, therefore, do not contemplate payment of any "capital gain dividends" as described in the Code.

         Dividends derived from exempt-interest income from Tax-Free Money Market Fund and Municipal Money Market Fund may be treated by the Fund's investors as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances applicable to the particular investor the exclusion would be disallowed.

         Municipal Money Market Fund may hold without limit certain private activity bonds issued after August 7, 1986. Investors must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in determining liability (if any) for the federal alternative minimum tax. Noncorporate taxpayers, depending on their individual tax status, may be subject to alternative minimum tax at a blended rate between 26% and 28%. Corporate taxpayers may be subject to (1) alternative minimum tax at a rate of 20% of the excess of their alternative minimum taxable income ("AMTI") over the exemption amount, and (2) the environmental tax. Corporate investors must also take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of .12% on the excess of the corporation's modified federal alternative minimum taxable income over $2,000,000.

         To the extent, if any, dividends paid to investors by Tax-Free Money Market Fund or Municipal Money Market Fund are derived from taxable income or from long-term or short-term capital gains, such dividends will not be exempt from federal income tax, whether such dividends are paid in the form of cash or additional shares, and may also be subject to state and local taxes.

         In addition to federal taxes, an investor may be subject to state, local or foreign taxes on payments received from a Fund. A state tax exemption may be available in some states to the extent distributions of the Fund are derived from interest on certain U.S. Government securities or on securities issued by public authorities in the state. The Funds will provide investors annually with information about federal income tax consequences of distributions made each year. Investors should be aware of the application of their state and local tax laws to investments in the Funds.

         Investors will be advised at least annually as to the federal income tax status of distributions made to them each year.

         The foregoing discussion is only a brief summary of some of the important federal tax considerations generally affecting a Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of a Fund or its investors, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situation. See the Statement of Additional Information for a further discussion of tax consequences of investing in shares of the Funds.

                             MANAGEMENT OF THE FUNDS

         The business and affairs of the Funds are managed under the direction of the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons or companies that furnish services to the Funds, including agreements with its Distributor, Adviser, Administrator, Transfer Agent and Custodian. The day-to-day operations of the Funds are delegated to the Funds' Adviser and Administrator. The Statement of Additional Information contains general background information regarding each Trustee and executive officer of the Trust.

DISTRIBUTOR


         Lehman Brothers, located at 3 World Financial Center, New York, New York 10285, is the Distributor of each Fund's shares. Lehman Brothers is a wholly-owned subsidiary of Lehman Brothers Holdings Inc. ("Holdings"). As of February 16, 1996, Prudential Asset Management beneficially owned approximately 8.9%, FMR Corp. beneficially owned approximately 7.3%, and Nippon Life Insurance Company beneficially owned approximately 5.5% of the outstanding voting securities of Holdings. Lehman Brothers, a leading full-service investment firm, meets the diverse financial needs of individuals, institutions and governments around the world. Lehman Brothers has entered into a Distribution Agreement with the Trust pursuant to which it has the responsibility for distributing shares of the Funds.


INVESTMENT ADVISER - LEHMAN BROTHERS GLOBAL ASSET MANAGEMENT INC.


         LBGAM, located at 3 World Financial Center, New York, New York 10285, serves as each Fund's Investment Adviser. LBGAM is a wholly-owned subsidiary of Holdings. LBGAM serves as investment adviser to investment companies and private accounts and has assets under management of approximately $___ billion as of ____________, 1996.


         As Adviser to the Funds, LBGAM manages each Fund's portfolio in accordance with its investment objective and policies, makes investment decisions for the Funds, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Funds. For its services LBGAM is entitled to receive a monthly fee from each Fund at the annual rate of .20% of the value of the Fund's average daily net assets.

ADMINISTRATOR AND TRANSFER AGENT - FIRST DATA INVESTOR SERVICES GROUP, INC.

         FDISG (formerly named The Shareholder Services Group, Inc.), located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109, serves as each Fund's Administrator and Transfer Agent. FDISG is a wholly-owned subsidiary of First Data Corporation. As Administrator, FDISG calculates the net asset value of each Fund's shares and generally assists in all aspects of each Fund's administration and operation. As compensation for FDISG's services as Administrator, FDISG is entitled to receive from each Fund a monthly fee at the annual rate of .10% of the value of the Fund's average daily net assets. FDISG is also entitled to receive a fee from the Funds for its services as Transfer Agent. FDISG pays Boston Safe, each Fund's Custodian, a portion of its monthly administration fee for custody services rendered to the Funds.

         On May 6, 1994, FDISG acquired the third party mutual fund administration business of The Boston Company Advisors, Inc., an indirect, wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). In connection with the transaction, Mellon assigned to FDISG its agreement with Lehman Brothers (then named Shearson Lehman Brothers Inc.) that Lehman Brothers and its affiliates, consistent with their fiduciary duties and assuming certain service quality standards are met, would recommend FDISG as the provider of administration services to the Funds. This duty to recommend expires on May 21, 2000.

CUSTODIAN - BOSTON SAFE DEPOSIT AND TRUST COMPANY

         Boston Safe, a wholly-owned subsidiary of Mellon, located at One Boston Place, Boston, Massachusetts 02108, serves as each Fund's Custodian. Under the terms of the Stock Purchase Agreement dated September 14, 1992 between Mellon and Lehman Brothers (then named Shearson Lehman Brothers Inc.), Lehman Brothers agreed to recommend Boston Safe as Custodian of mutual funds affiliated with Lehman Brothers until May 21, 2000 to the extent consistent with its fiduciary duties and other applicable law.

SERVICE ORGANIZATIONS

         Under a Plan of Distribution (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act, Class E Shares bear fees ("Rule 12b-1 fees") payable by the Funds at the aggregate rate of up to .15% (on an annualized basis) of the average daily net asset value of such shares to Lehman Brothers for providing certain services to the Funds and holders of Class E Shares. Lehman Brothers may retain all the payments made to it under the Plan or may enter into agreements with and make payments of up to .15% to institutional investors such as banks, savings and loan associations and other financial institutions ("Service Organizations") for the provision of a portion of such services. These services, which are described more fully in the Statement of Additional Information under "Management of the Funds -- Service Organizations," include aggregating and processing purchase and redemption requests from shareholders and placing net purchase and redemption orders with Lehman Brothers; processing dividend payments from the Funds on behalf of shareholders; providing information periodically to shareholders showing their positions in shares; arranging for bank wires; responding to shareholder inquiries relating to the services provided by Lehman Brothers or the Service Organization and handling correspondence; and acting as shareholder of record and nominee. The Plan also allows Lehman Brothers to use its own resources to provide distribution services and shareholder services. Under the terms of related agreements, Service Organizations are required to provide to their shareholders a schedule of any fees that they may charge shareholders in connection with their investments in Class E Shares.

EXPENSES

         Each Fund bears all its own expenses. A Fund's expenses include taxes, interest, fees and salaries of the Trust's trustees and officers who are not directors, officers or employees of the Fund's service contractors, SEC fees,
state   securities   qualification   fees,   costs  of  preparing  and  printing
prospectuses  for  regulatory   purposes  and  for  distribution  to  investors,
advisory,  administration  and  distribution  fees,  charges  of the  custodian,
administrator,   transfer   agent  and  dividend   disbursing   agent,   Service
Organization fees, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. Each Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities. In order to maintain a competitive expense ratio, the Adviser and Administrator have voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain an annualized expense ratio at a level no greater than
 .33% of average daily net assets (.18% excluding Rule 12b-1 fees) with respect to the Funds. This voluntary waiver and reimbursement arrangement will not be changed unless investors are provided at least 60 days' advance notice. In addition, these service providers have agreed to reimburse the Funds to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information. Any fees charged by Service Organizations or other institutional investors to their customers in connection with investments in Fund shares are not reflected in a Fund's expenses.

                             PERFORMANCE AND YIELDS

         From time to time, the "yields" and "effective yields" with respect to all Funds and "tax-equivalent yields" with respect to Tax-Free Money Market Fund and Municipal Money Market Fund shares may be quoted in advertisements or in reports to shareholders. Yield quotations are computed separately for each class of shares. The "yield" quoted in advertisements for a particular class of shares refers to the income generated by an investment in such shares over a specified period (such as a seven-day period) identified in the advertisement. This income is then "annualized;" that is, the amount of income generated by the investment during that period is assumed to be generated each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a particular class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to a Fund's tax-free yield for each class of shares. It is calculated by increasing the yield (calculated as above) by the amount necessary to reflect the payment of federal taxes at a stated rate. The "tax-equivalent yield" will always be higher than the "yield."

         A Fund's performance may be compared to those of other mutual funds with similar objectives, to other relevant indices, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data are reported in national financial publications such as Morningstar, Inc., Barron's, IBC/Donoghue's Money Fund Report(R), The Wall Street Journal and The New York Times; reports prepared by Lipper Analytical Services, Inc; and publications of a local or regional nature.

         A Fund's yield figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Any fees charged by Service Organizations or other institutional investors directly to their customers in connection with investments in Fund shares are not reflected in a Fund's expenses or yields; and, such fees, if charged, would reduce the actual return received by customers on their investments. The methods used to compute a Fund's yields are described in more detail in the Statement of Additional Information. Investors may call 1-800-238-2560 to obtain current yield information.

                     DESCRIPTION OF SHARES AND MISCELLANEOUS

         The Trust is a Massachusetts business trust established on November 25, 1992. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more additional classes of shares. The Trust is an open-end management investment company, which currently offers seven portfolios. The Trust has authorized the issuance of seven classes of shares for Prime Value Money Market Fund, Government Obligations Money Market Fund and Municipal Money Market Fund and four classes of shares for Prime Money Market Fund, Cash Management Fund, Treasury Instruments Money Market Fund II, and Tax-Free Money Market Fund. The issuance of separate classes of shares is intended to address the different service needs of different types of investors. The Declaration of Trust further authorizes the Trustees to classify or reclassify any class of shares into one or more sub-classes.

         The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a member of the Board of Trustees upon written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

         Each Fund share represents an equal, proportionate interest in the assets belonging to the Fund. Each share, which has a par value of $.001, has no preemptive or conversion rights. When issued for payment as described in this Prospectus, Fund shares will be fully paid and non-assessable.

         Holders of the Fund's shares will vote in the aggregate and not by class on all matters, except where otherwise required by law and except when the Board of Trustees determines that the matter to be voted upon affects only the shareholders of a particular class. Further, shareholders of the Funds will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio (see the Statement of Additional Information under "Additional Description Concerning Fund Shares" for examples where the 1940 Act requires voting by portfolio). Shareholders of the Trust are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative; and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the trustees.

         For information concerning the redemption of Fund shares and possible restrictions on their transferability, see "Purchase and Redemption of Shares."

                       LEHMAN BROTHERS INSTITUTIONAL FUNDS
--------------------------------------------------------------------------------

Client Service Center                                              800-851-3134
(8:30 am to 5:00 p.m. Eastern time):                          fax: 617-261-4330
                                                               or  617-261-4340

Dividend factors and yields:                                       800-238-2560

Administration/Sales/Marketing:                                    800-368-5556

To place a purchase or redemption order:                           800-851-3134

To change account information:                                     800-851-3134

Additional Prospectuses:                                           800-368-5556

Information on Service Agreements:                                 800-851-3134

LEX Help Desk                                                       800-5565LEX

                                 LEHMAN BROTHERS
--------------------------------------------------------------------------------


LBP-203B6


================================================================================
PROSPECTUS

                 LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

                               One Exchange Place

                           Boston, Massachusetts 02109

                       For information call (800) 368-5556

================================================================================

         Lehman Brothers Institutional Funds Group Trust (the "Trust") is an open-end, management investment company that currently offers a family of diversified investment portfolios, six of which are described in this Prospectus (individually, a "Fund" and collectively, the "Funds"). This Prospectus describes one class of shares ("Class C Shares") of the following investment portfolios:

                             PRIME MONEY MARKET FUND
                          PRIME VALUE MONEY MARKET FUND
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND
                    TREASURY INSTRUMENTS MONEY MARKET FUND II
                           TAX-FREE MONEY MARKET FUND
                           MUNICIPAL MONEY MARKET FUND

         Class C  Shares  may not be  purchased  by  individuals  directly,  but
institutional   investors  may  purchase  shares  for  accounts   maintained  by
individuals.

         LEHMAN BROTHERS INC. ("Lehman Brothers" or the "Distributor") sponsors each Fund and acts as Distributor of its shares. LEHMAN BROTHERS GLOBAL ASSET MANAGEMENT INC. ("LBGAM" or the "Adviser") serves as each Fund's Investment Adviser.


         This Prospectus briefly sets forth certain information about the Funds that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information about the Funds, contained in a Statement of Additional Information dated May 30, 1996, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is available to investors without charge by calling Lehman Brothers at 1-800-368-5556. The Statement of Additional Information is incorporated in its entirety by reference into this Prospectus.


         SHARES OF THE FUNDS INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THEY WILL CONTINUE TO DO SO. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

================================================================================
         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================


                  The date of this Prospectus is May 30, 1996.

                 LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST


                                  MAY 30, 1996


                                   PROSPECTUS

                                TABLE OF CONTENTS

                                                                            Page


Summary of Investment Objectives                                             3
Background and Expense Information                                           4
Financial Highlights                                                         6
Investment Objectives and Policies                                           8
Portfolio Instruments and Practices                                         10
Investment Limitations                                                      15
Purchase and Redemption of Shares                                           16
Dividends                                                                   18
Taxes                                                                       19
Management of the Funds                                                     20
Performance and Yields                                                      22
Description of Shares and Miscellaneous                                     22



         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN DESCRIBE THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE FUNDS' CLASS C SHARES. INVESTORS WISHING TO OBTAIN SIMILAR INFORMATION REGARDING THE TRUST'S OTHER CLASSES MAY OBTAIN SEPARATE PROSPECTUSES DESCRIBING THEM BY CONTACTING LEHMAN BROTHERS AT 1-800-368-5556.

                        SUMMARY OF INVESTMENT OBJECTIVES

         The investment objectives of the Funds are summarized below. See "Investment Objectives and Policies" beginning on page 7 for more detailed information.

         PRIME MONEY MARKET FUND seeks to provide current income and stability of principal by investing in a broad range of short-term instruments, including U.S. Government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations.

         PRIME VALUE MONEY MARKET FUND seeks to provide current income and stability of principal by investing in a portfolio consisting of a broad range of short-term instruments, including U.S. Government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the banking industry and repurchase agreements relating to such obligations.

         GOVERNMENT OBLIGATIONS MONEY MARKET FUND seeks to provide current income with liquidity and security of principal by investing in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations.

         TREASURY INSTRUMENTS MONEY MARKET FUND II seeks to provide current income with liquidity and security of principal by investing in a portfolio consisting of U.S. Treasury bills, notes and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations.

         TAX-FREE MONEY MARKET FUND seeks to provide as high a level of current income exempt from federal taxation as is consistent with relative stability of principal by investing in a portfolio consisting of short-term tax-exempt obligations issued by state and local governments and other tax-exempt securities which are considered "First Tier Eligible Securities" as defined in "Investment Objectives and Policies." The Fund will not purchase securities the income from which may be a specific tax preference item for purposes of federal individual and corporate alternative minimum tax.

         MUNICIPAL MONEY MARKET FUND seeks to provide as high a level of current income exempt from federal taxation as is consistent with relative stability of principal by investing in a portfolio consisting of short-term tax-exempt obligations issued by state and local governments and other tax-exempt securities which are considered "Eligible Securities" as defined in "Investment Objectives and Policies."

         There is no assurance that the Funds will achieve their respective investment objectives.

                       BACKGROUND AND EXPENSE INFORMATION

         Each Fund currently offers four classes of shares, only one of which, Class C Shares, is offered by this Prospectus. Each class represents an equal, pro rata interest in a Fund. Each Fund's other classes of shares have different service and/or distribution fees and expenses from Class C Shares which would affect the performance of those classes of shares. Investors may obtain information concerning the Funds' other classes of shares by calling Lehman Brothers at 1-800-368-5556.

         The purpose of the following table is to assist an investor in understanding the various costs and estimated expenses that an investor in a Fund would bear directly or indirectly. Certain institutions may also charge their clients fees in connection with investments in Class C Shares, which fees are not reflected in the table below. For more complete descriptions of the various costs and expenses, see "Management of the Funds" in this Prospectus and the Statement of Additional Information.

                                 EXPENSE SUMMARY
                                 CLASS C SHARES


                                                                                          GOVERNMENT
                                                    PRIME            PRIME VALUE          OBLIGATIONS
                                                    MONEY               MONEY                MONEY
                                                 MARKET FUND         MARKET FUND          MARKET FUND
ANNUAL OPERATING EXPENSES*
(as a percentage of average net assets)
Advisory Fees (net of applicable fee waivers)       .10%                .10%                 .04%
Rule 12b-1 fees                                     .35%                .35%                 .35%
Other Expenses -- including Administration
    Fees                                            .08%                .08%                 .14%
Total Fund Operating Expenses (after fee
    waivers and/or expense reimbursement)           .53%                .53%                 .53%


                                                    TREASURY
                                                  INSTRUMENTS
                                                     MONEY            TAX-FREE            MUNICIPAL
                                                  MARKET FUND           MONEY               MONEY
                                                      II             MARKET FUND         MARKET FUND
ANNUAL OPERATING EXPENSES*
(as a percentage of average net assets)
Advisory Fees (net of applicable fee waivers)       .10%                 .03%                 .06%
 Rule 12b-1 fees                                    .35%                 .35%                 .35%
Other Expenses -- including Administration
    Fees                                            .08%                 .15%                 .12%
Total Fund Operating Expenses (after fee
    waivers and/or expense reimbursement)            53%                 .53%                .53%

         * The Expense Summary above has been restated to reflect current expected fees and the Adviser's and Administrator's voluntary fee waiver and expense reimbursement arrangements currently in effect for each Fund's fiscal year ending January 31, 1997.

         In order to maintain a competitive expense ratio, the Adviser and Administrator have voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain an annualized expense ratio at a level no greater than .53% of average daily net assets (.18% excluding Rule 12b-1 fees) with respect to the Funds. The voluntary fee waiver and expense reimbursement arrangements described above will not be changed unless shareholders are provided at least 60 days' advance notice. The maximum annual contractual fees payable to the

Adviser and Administrator total .30% of average daily net assets of the Funds. Absent fee waivers and expense reimbursements, the Total Fund Operating Expenses of Class C Shares are expected to be as follows:

                                                     PERCENTAGE OF AVERAGE DAILY
                                                               NET ASSETS


         Prime Money Market Fund                                    .70%
         Prime Value Money Market Fund                              .70%
         Government Obligations Money Market Fund                   .79%
         Treasury Instruments Money Market Fund II                  .70%
         Tax-Free Money Market Fund                                 .80%
         Municipal Money Market Fund                                .77%

         ----------
         EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period with respect to the Class C Shares:


                   1 YEAR     3 YEARS      5 YEARS        10 YEARS
                     $5        $17          $30             $66

         THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF ACTUAL EXPENSES AND RATES OF RETURN, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


         The following financial highlights for the fiscal year ended January 31, 1996 are derived from the Funds' Financial Statements audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the Trust's Annual Report dated January 31, 1996. This information should be read in conjunction with the financial statements and notes thereto that also appear in the Trust's Annual Report, which are incorporated by reference in the Statement of Additional Information. As of January 31, 1996 Class C Shares of the Funds, other than Prime Money Market Fund, Government Obligations Money Market Fund, and Municipal Money Market Fund, have not been offered to the public. Accordingly, no financial information is provided with respect to such shares. Financial information with respect to Class A Shares of such Funds is included in that Class' prospectus and the Trust's Annual Report dated January 31, 1996 which are available on request. Financial information with respect to Class B Shares of such Funds except Municipal Money Market Fund is included in that Class' prospectus and the Trust's Annual Report dated January 31, 1996 which are available upon request.


                                                                                    GOVERNMENT         MUNICIPAL
                                                                                   OBLIGATIONS           MONEY
                                                                                      MONEY             MARKET
                                         PRIME MONEY MARKET FUND                    MARKET FUND          FUND

                                 Year Ended       Year Ended       Year Ended        Year Ended        Year Ended
                                  1/31/96          1/31/95          1/31/94*          1/31/96           1/31/96
Net asset value, beginning
    of period                      $1.00            $1.00            $1.00             $1.00             $1.00
Net investment income (1)         0.0557           0.0407           0.0001            0.0432            0.0284
Dividends from net
    investment income            (0.0557)         (0.0407)         (0.0001)          (0.0432)          (0.0284)
Distributions from net
    realized gains                 --                --               --                --             (0.0000)**
Net asset value, end
    of period                      $1.00            $1.00            $1.00             $1.00             $1.00
Total return (2)                    5.71%            4.14%              --(5)           4.40%             2.88%
Ratios to average net assets/
 supplemental data:
Net assets, end of
   period (in 000's)             $13,255           $7,245               --(6)         $2,706            $1,969
Ratio of net investment
    income to average
    net assets                      5.55%            3.95%            2.81% (3)         5.47% (3)         3.60% (3)
Ratio of operating expenses
    to average net assets (4)       0.52%            0.47%            0.46% (3)         0.53% (3)         0.53% (3)

* The Class C Shares commenced operations on December 27, 1993 for Prime Money Market Fund, April 18, 1995 for Government Obligations Money Market Fund and April 18, 1995 for Municipal Money Market Fund.

**   Amount represents less than $0.0001 per share.

(1) Net investment income per share before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for the Class C Shares was $0.0548 and $0.0393, respectively, for the years ended January 31, 1996 and 1995 and $0.0001 for the period ended January 31, 1994 for the Prime Money Market Fund; $0.0421 for the period ended January 31, 1996 for the Government Obligations Money Market Fund; and $0.0275 for the period ended January 31, 1996 for the Municipal Money Market Fund.

(2)  Total return represents aggregate total return for the periods indicated.

(3)  Annualized.

(4) Annualized expense ratios before waiver of fees by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses reimbursed by the Investment Adviser and Administrator for Class C Shares were 0.60% and 0.60%, respectively, for the years ended January 31, 1996 and 1995 and 0.68% for the period ended January 31, 1994 for the Prime Money Market Fund; 0.67% for the period ended January 31, 1996 for the Government Obligations Money Market Fund; and 0.65% for the period ended January 31, 1996 for the Municipal Money Market Fund.


(5) All Class C Shares of the Prime Money Market Fund offered to the public on December 27, 1993 were redeemed on December 28, 1993; therefore, total return deemed not to be meaningful.

(6) Total net assets for Class C Shares of the Prime Money Market Fund were $100 at January 31, 1994.

                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objectives and general policies of each Fund are described below. Specific investment techniques that may be employed by the Funds are described in a separate section of this Prospectus. See "Portfolio Instruments and Practices." Differences in objectives and policies among the Funds, differences in the degree of acceptable risk and tax considerations are some of the factors that can be expected to affect the investment return of each Fund. Because of such factors, the performance results of the Funds may differ even though more than one Fund may utilize the same security selections.

         Unless otherwise stated, the investment objectives and policies set forth in this Prospectus are not fundamental and may be changed by the Board of Trustees without shareholder approval. If there is a change in the investment objective and policies of any Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. The market value of certain fixed-rate obligations held by the Funds will generally vary inversely with changes in market interest rates. Thus, the market value of these obligations generally declines when interest rates rise and generally rises when interest rates decline. The Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without shareholder approval.

         The Funds seek to maintain a net asset value of $1.00 per share, although there is no assurance that they will be able to do so on a continuing basis. Each Fund operates as a diversified investment portfolio. Certain securities held by the Funds may have remaining maturities in excess of stated limitations discussed below if securities provide for adjustments in their interest rates not less frequently than such time limitations. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

         PRIME MONEY MARKET FUND AND PRIME VALUE MONEY MARKET FUND seek to provide current income and stability of principal. In pursuing their investment objectives, the Funds invest in a broad range of short-term instruments, including U.S. Government and U.S. bank and commercial obligations and repurchase agreements relating to such obligations. Prime Value Money Market Fund may also invest in securities of foreign issuers. Each Fund invests only in securities that are payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund.

         Both Funds invest in securities rated by the "Requisite NRSROs." "Requisite NRSROs" means (a) any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, there are six NRSROs: Standard & Poor's, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch Investors Services, Inc.; Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc. and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.

         Prime Money Market Fund will limit its portfolio investments to securities that the Board of Trustees determines present minimal credit risks and which are "First Tier Eligible Securities" at the time of acquisition by the Fund. The term First Tier Eligible Securities includes securities rated by the Requisite NRSROs in the highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities.

         Prime Value Money Market Fund will limit its portfolio investments to securities that the Board of Trustees determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Fund. The term Eligible Securities includes securities rated by the Requisite NRSROs in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities.

         Each Fund generally may not invest more than 5% of it total assets in the securities of any one issuer, except for U.S. Government securities. In addition, Prime Value Money Market Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite

          NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than 1% of its total assets in the Second Tier Securities of any one issuer. The Funds may invest more than 5% (but no more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Fund does not make more than one such investment at any one time.

         Each Fund may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers acceptances and time deposits and U.S. dollar denominated instruments issued or supported by the credit of the U.S. (or foreign in the case of Prime Value Money Market Fund) banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of their assets.

         GOVERNMENT OBLIGATIONS MONEY MARKET FUND AND TREASURY INSTRUMENTS MONEY MARKET FUND II seek to provide income with liquidity and security of principal. Each Fund invests only in securities that are payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund (twelve months in the case of Government Obligations Money Market Fund).

         Government Obligations Money Market Fund invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (in addition to direct Treasury obligations) and repurchase agreements relating to such obligations.

         Treasury Instruments Money Market Fund II invests solely in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in repurchase agreements relating to direct Treasury obligations. The Fund will purchase obligations of agencies or instrumentalities of the U.S. Government.

         TAX-FREE MONEY MARKET FUND AND MUNICIPAL MONEY MARKET FUND seek to provide investors with as high a level of current income exempt from federal income tax as is consistent with relative stability of principal. In pursuing their investment objectives, the Funds invest substantially all of their assets in diversified portfolios of short-term tax-exempt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively "Municipal Obligations"). Each Fund invests only in securities that have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. The Funds will not knowingly purchase securities the interest on which is subject to federal income tax. Except during temporary defensive periods, each Fund will invest substantially all, but in no event less than 80%, of its net assets in Municipal Obligations. Tax-Free Money Market Fund will not invest in securities the income from which may be a specific tax preference item for purposes of federal individual and corporate alternative minimum tax. The Funds also have the ability to enter into repurchase agreements. Absent emergency of extraordinary circumstances, however, neither Fund presently intends to engage in repurchase transactions, unless such transactions would not generate taxable income to such Funds.

         Both the Tax-Free Money Market Fund and Municipal Money Market Fund purchase Municipal Obligations that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees. The Municipal Money Market Fund invests in Eligible Securities while the Tax- Free Money Market Fund invests in only First Tier Eligible Securities. The Funds may hold uninvested cash reserves pending investment or during temporary defensive periods, including when suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income.

         Although the Tax-Free Money Market Fund may invest more than 25% of its net assets in (a) Municipal Obligations whose issuers are in the same state and
(b) Municipal Obligations the interest on which is paid solely from revenues of similar projects, it does not presently intend to do so on a regular basis. To the extent the Fund's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

                       PORTFOLIO INSTRUMENTS AND PRACTICES

         Investment strategies that are available to the Funds are set forth below. Additional information concerning certain of these strategies and their related risks is contained in the Statement of Additional Information.

         U.S. GOVERNMENT OBLIGATIONS

         Each Fund (other than Municipal Money Market Fund and Tax-Free Money Market Fund) may purchase obligations issued or guaranteed by the U.S. Government and (except in the case of Treasury Instruments Money Market Fund II) U.S. Government agencies and instrumentalities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ in interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Funds will invest in such securities only when they are satisfied that the credit risk with respect to the issuer is minimal.

         Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of the securities may vary during the period an investor owns shares of a Fund.

         REPURCHASE AGREEMENTS

         The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price within one year from the date of acquisition ("repurchase agreements"). The Funds will not invest more than 10% of the value of their net assets in repurchase agreements with terms which exceed seven days. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose the Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

         REVERSE REPURCHASE AGREEMENTS

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Funds would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Funds would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price of the securities the Funds are obligated to repurchase. The Funds may engage in reverse repurchase agreements provided that the amount of the reverse repurchase agreements and any other borrowings does not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

         WHEN-ISSUED SECURITIES

         The Funds (other than Tax-Free Money Market Fund and Municipal Money Market Fund) may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Funds will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Funds expect that commitments to purchase when-issued securities will not exceed 25% of the value of their total assets absent unusual market conditions. The Funds do not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objectives.

         ILLIQUID SECURITIES

         Prime Money Market Fund, Prime Value Money Market Fund, Tax-Free Money Market Fund and Municipal Money Market Fund will not knowingly invest more than 10% of the value of their total net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). Each of the Funds may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). Each of the Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in
Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.

         FOREIGN SECURITIES

         Prime Value Money Market Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the Adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.

         ZERO COUPON AND CAPITAL APPRECIATION BONDS

         The Funds may invest in zero coupon and capital appreciation bonds, which are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities may also take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interest in such stripped debt obligations or coupons. Discounts with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturity and credit quality.

         U.S. TREASURY STRIPS

         The Prime Money Market Fund, Prime Value Money Market Fund, Government Obligations Money Market Fund and Treasury Instruments Money Market Fund II may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Funds in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Funds' investments in STRIPS are limited to those with maturity components not exceeding thirteen months.

         LENDING OF PORTFOLIO SECURITIES

         Each Fund may lend portfolio securities up to one-third of the value of its total assets to U.S. and foreign broker/dealers, banks or other institutional borrowers of securities that the Adviser has determined are credit worthy under guidelines established by the Board of Trustees. The Funds will receive collateral in the form of cash, letters of credit, or securities of the U.S. Government or its agencies equal to at least 100% of the value of the securities owned.

         VARIABLE AND FLOATING RATE SECURITIES

         The interest rates payable on certain securities in which Prime Money Market Fund, Prime Value Money Market Fund, Government Obligations Money Market Fund, Tax-Free Money Market Fund and Municipal Money Market Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Tax-exempt variable or floating rate obligations generally permit the holders of such obligations to demand payment of principal from the issuer or a third party at stated intervals. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The Funds will take demand or reset features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual securities. In addition, the absence of an unconditional demand feature exercisable within seven days will require a tax-exempt variable or floating rate obligation to be treated as illiquid for purposes of a Fund's limitation on illiquid investments. The failure of the issuer or a third party to honor its obligations under a demand or put feature might require a tax-exempt variable or floating rate obligation to be treated as illiquid for purposes of a Fund's limitation on illiquid investments.

         TAX-EXEMPT COMMERCIAL PAPER

         Tax-Free Money Market Fund and Municipal Money Market Fund may invest in tax-exempt commercial paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general or specific revenues of municipalities or are re-financed with long-term debt. In some cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility arrangements offered by banks or other institutions. The Funds will invest only in tax-exempt commercial paper rated at least Prime-2 by Moody's or A-2 by S&P.

         MUNICIPAL OBLIGATIONS

         Tax-Free Money Market Fund and Municipal Money Market Fund may invest in the Municipal Obligations described below.

         Municipal Obligations. Municipal Obligations include bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the personal income taxes of any state or, with respect to the Municipal Money Market Fund, from the federal alternative minimum tax). In addition, Municipal Obligations include participation interests in such securities the interest on which is, in the opinion of bond counsel for the issuers or counsel selected by the Adviser, exempt from regular federal income tax. The definition of Municipal Obligations includes other types of securities that currently exist or may be developed in the future and that are, or will be, in the opinion of counsel, as described above, exempt from regular federal income tax, provided that investing in such securities is consistent with a Fund's investment objective and policies.

         The two principal classifications of Municipal Obligations which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which may be held by the Municipal Money Market Fund and which are not payable from the unrestricted revenues of the issuer. While some private activity bonds are general obligation securities, the vast majority are revenue securities. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Each of the Municipal Obligations described below may take the form of either general obligation or revenue securities.

         Municipal Obligations are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal Obligations also include industrial development bonds, or with respect to the Municipal Money Market Fund, private activity bonds, which are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. In addition, proceeds of certain industrial development bonds are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities. The interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

         Municipal Leases, Certificates of Participation and Other Participation Interests. The Funds may invest in municipal leases and certificates of participation in municipal leases. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of the Fund's original investment.

         Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements.

         Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by the Funds may be determined by the Adviser, pursuant to guidelines adopted by the Board of Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and certificates of participation, the Adviser will consider a variety of factors including (a) the willingness of dealers to bid for the security, (b) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers, (c) the frequency of trades or quotes for the obligation, and (d) the nature of marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance of the property covered by the lease to the issuer and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Funds.

         The Funds may also purchase participations in Municipal Obligations held by a commercial bank or other financial institution. Such participations provide the Funds with the right to a pro rata undivided interest in the underlying Municipal Obligations. In addition, such participations generally provide the Funds with the right to demand payment, on not more than seven days notice, of all or any part of a Fund's participation interest in the underlying Municipal Obligation, plus accrued interest. These demand features will be taken into consideration in determining the effective maturity of such participations and the average portfolio duration of the Funds. The Funds will only invest in such participations if, in the opinion of bond counsel for the issuers or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax.

         Municipal Notes. Municipal Obligations purchased by the Funds may include fixed-rate notes or variable-rate demand notes. Such notes may not be rated by credit rating agencies, but unrated notes purchased by the Funds will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments purchasable by the Funds. Where necessary to determine that a note is an Eligible Security or First Tier Eligible Security, the Funds will require the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by the Funds, the Funds may, upon notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding thirteen months, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Funds to dispose of a variable rate demand note if the issuer were to default on its payment obligation or during periods that the Funds are not entitled to exercise their demand rights, and the Funds could, for this or other reasons, suffer losses to the extent of the default.

         Pre-Refunded Municipal Obligations. The Funds may invest in pre-refunded Municipal Obligations. The principal of and interest on pre-refunded Municipal Obligations are no longer paid from the original revenue source for the Municipal Obligations. Instead, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded Municipal Obligations, but usually on terms more favorable to the issuer. Issuers of Municipal Obligations use this advance refunding technique to obtain more favorable terms with respect to Municipal Obligations which are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded Municipal Obligations. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded Municipal Obligations remain outstanding on their original terms until they mature or are redeemed by the issuer. The effective maturity of pre-refunded Municipal Obligations will be the redemption date if the issuer has assumed an obligation or indicated its intention to redeem such obligations on the redemption date. Pre-refunded Municipal Obligations are often purchased at a price which represents a premium over their face value.

         Tender Option Bonds. The Funds may purchase tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at or near par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. Additionally, the above description of tender option bonds is meant only to provide an example of one possible structure of such obligations, and the Funds may purchase tender option bonds with different types of ownership, payment, credit and/or liquidity arrangements.

                             INVESTMENT LIMITATIONS

         The Funds' investment objectives and policies described above are not fundamental and may be changed by the Board of Trustees without a vote of shareholders. If there is a change in the investment objective of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Funds' investment limitations described below may not be changed without the affirmative vote of the holders of a majority of its outstanding shares. There can be no assurance that the Funds will achieve their investment objectives. (A complete list of the investment limitations that cannot be changed without a vote of shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Funds may not:

         1. Borrow money, except that a Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the Adviser or an affiliate of the Adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Funds may not mortgage pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the particular Fund's total assets at the time of such borrowing. Additional investments will not be made by a Fund when borrowings exceed 5% of the Fund's assets.

         2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that Prime Value Money Market Fund will invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S.
Government securities or, in the case of Prime Money Market Fund, in bank instruments issued by domestic banks.

         3. Make loans except that a Fund may (i) purchase or hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, (iii) lend portfolio securities and (iv) with the exception of Government Obligations Money Market Fund, subject to specific authorization by the SEC, lend money to other funds advised by the Adviser or an affiliate of the Adviser.



                        PURCHASE AND REDEMPTION OF SHARES

         To allow the Adviser to manage the Funds effectively, investors are strongly urged to initiate all investments or redemptions of Fund shares as early in the day as possible and to notify Lehman Brothers at least one day in advance of transactions in excess of $5 million.

         PURCHASE PROCEDURES

         Shares of the Funds are sold at the net asset value per share of the Fund next determined after receipt of a purchase order by Lehman Brothers, the Distributor of the Fund's shares. Purchase orders for shares are accepted only on days on which both the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business and must be transmitted to Lehman Brothers, by telephone at 1-800-851-3134 or through Lehman Brothers ExpressNET, an automated order entry system designed specifically for the Trust ("LEX"). Purchases of shares will be effective and dividends will begin to accrue on the date of purchase if purchase orders comply with the following schedule.

                                             ORDER MUST BE       PAYMENT MUST BE
                                             RECEIVED BY*         RECEIVED BY*

Prime Money Market Fund,                        3:00 P.M             4:00 P.M
Prime Value Money Market Fund,
Government Obligations Money Market Fund and Treasury Instruments Money Market Fund


Tax-Free Money Market Fund                       Noon                4:00 P.M
and Municipal Money Market Fund.


----------
* All times stated are Eastern time.

         Payment for Fund shares may be made only in federal funds immediately available to Boston Safe Deposit and Trust Company ("Boston Safe"). (Payment for orders which are not received or accepted by Lehman Brothers will be returned after prompt inquiry to the sending institution.) A Fund may in its discretion reject any order for shares. Any person entitled to receive compensation for selling or servicing shares of the Funds may receive different compensation for selling or servicing one Class of shares over another Class.

         The minimum aggregate initial investment by an institution in the Funds is $1 million (with not less than $25,000 invested in any one Fund); however, broker-dealers and other institutional investors may set a higher minimum for their customers. To reach the minimum Trust-wide initial investment, purchases of shares may be aggregated over a period of six months. There is no minimum subsequent investment.

         Conflicts of interest restrictions may apply to an institution's receipt of compensation paid by the Funds on fiduciary funds that are invested in Class C Shares. See also "Management of the Funds -- Service Organizations." Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Class C Shares.

         REDEMPTION PROCEDURES

         Redemption orders must be transmitted to Lehman Brothers by telephone at 1-800-851-3134 or through LEX on a day that both the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business.

Payment for redeemed shares will be made according to the following schedule.

                                           ORDER MUST BE
                                           RECEIVED BY*          PAYMENT MADE


Prime Money Market Fund,                     3:00 P.M.         Same Business Day
Prime Value Money Market Fund,
Government Obligations Money Market Fund,
Treasury Instruments Money Market Fund II

Tax-Free Money Market Fund                      Noon           Same Business Day
and Municipal Money Market Fund


----------
* All times stated are Eastern time.

         Shares are redeemed at the net asset value per share next determined after Lehman Brothers' receipt of the redemption order. While the Funds intend to use their best efforts to maintain their net asset value per share at $1.00, the proceeds paid to an investor upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption.

         The Funds reserve the right to wire redemption proceeds within seven days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Funds. The Funds shall have the right to redeem involuntarily shares in any account at their net asset value if the value of the account is less than $10,000 after 60 days' prior written notice to the investor. Any such redemption shall be effected at the net asset value per share next determined after the redemption order is entered. If during the 60-day period the investor increases the value of its account to $10,000 or more, no such redemption shall take place. In addition, the Funds may redeem shares involuntarily or suspend the right of redemption as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), or under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information."

         The ability to give telephone instructions for the redemption (and purchase or exchange) of shares is automatically established on an investor's account. However, the Funds reserve the right to refuse a redemption order transmitted by telephone if it is believed advisable to do so. Procedures for redeeming Fund shares by telephone may be modified or terminated at any time by the Funds or Lehman Brothers. In addition, neither the Funds, Lehman Brothers nor First Data Investor Services Group, Inc. ("FDISG") will be responsible for the authenticity of telephone instructions for the purchase, redemption or exchange of shares where the instructions are reasonably believed to be genuine. Accordingly, the investor will bear the risk of loss. The Funds will attempt to confirm that telephone instructions are genuine and will use such procedures as are considered reasonable, including the recording of telephone instructions. To the extent that the Funds fail to use reasonable procedures to verify the genuineness of telephone instructions, the Funds or their service providers may be liable for such instructions that prove to be fraudulent or unauthorized.

         EXCHANGE PROCEDURES

         The Exchange Privilege enables an investor to exchange shares of a Fund without charge for shares of the same class of other Funds which have different investment objectives that may be of interest to investors. To use the Exchange Privilege, exchange instructions must be given to Lehman Brothers by telephone or through LEX. See "Redemption Procedures." In exchanging shares, an investor must meet the minimum initial investment requirement of the other Fund and the shares involved must be legally available for sale in the state where the investor resides. Before any exchange, the investor must also obtain and should review a copy of the current prospectus of the Funds. Prospectuses may be obtained from Lehman Brothers by calling 1-800-368-5556. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. The exchange of shares of one Fund for shares of another Fund is treated for federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an investor may realize a taxable gain or loss. The Funds reserve the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to investors.

         VALUATION OF SHARES -- NET ASSET VALUE

         Each Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the Fund's Administrator on each weekday, with the exception of those holidays on which either the New York Stock Exchange or the Federal Reserve Bank of Boston is closed, according to the following schedule.

                                                   NET ASSET VALUE
                                                     CALCULATED*


Prime Money Market Fund                                  Noon
Prime Value Money Market Fund,
Government Obligations Money Market Fund and          3:00 P.M.
Treasury Instruments Money Market Fund II             4:00 P.M.

Tax-Free Money Market Fund                               Noon
and Municipal Money Market Fund
                                                      4:00 P.M.


----------
* All times stated are Eastern time.

         Currently, one or both of the New York Stock Exchange and the Federal Reserve Bank of Boston are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr.'s Birthday (observed), Presidents' Day (Washington's Birthday), Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per share of Fund shares is calculated separately for each class by adding the value of all securities and other assets of the Fund, subtracting class specific liabilities, and dividing the result by the total number of the Fund's outstanding shares. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined independently of the net asset values of the shares of each other Fund.

         OTHER MATTERS

         Fund shares are sold and redeemed without charge by the Funds. Institutional investors purchasing or holding Fund shares for their customer accounts  may  charge  customers  fees for cash  management  and other  services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Fund shares. An institution purchasing or redeeming Fund shares on behalf of its customers is responsible for transmitting orders to Lehman Brothers in accordance with its customer agreements.

                                    DIVIDENDS

         Investors of a Fund are entitled to dividends and distributions arising only from the net investment income and capital gains, if any, earned on investments held by that Fund. Each Fund's net investment income is declared daily as a dividend to shares held of record at the close of business on the date of declaration. Shares begin accruing dividends on the day the purchase order for the shares is effective and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer within five business days after the end of the month or within five business days after a redemption of all of an investor's shares of a particular class. The Funds do not expect to realize net long-term capital gains.

         Dividends are determined in the same manner and are paid in the same amount for each Fund share, except that shares of each class bear all the expenses associated with that specific class.

         Institutional investors may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Such election, or any revocation thereof, must be made in writing to Lehman Brothers, 260 Franklin Street, 15th Floor, Boston, Massachusetts 02110-9624, and will become effective after its receipt by Lehman Brothers, with respect to dividends paid.

         FDISG, as Transfer Agent, will send each investor or its authorized representative an annual statement designating the amount of any dividends and capital gains distributions, if any, made during each year and their federal tax qualification.

                                      TAXES

         Each Fund qualified in its last taxable year and intends to qualify in future years as a "regulated investment company" under the Code. A regulated investment company is exempt from federal income tax on amounts distributed to its investors.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that a Fund distribute to its investors at least 90% of its investment company taxable income for such year. In general, a Fund's investment company taxable income will be its taxable income (including dividends and short-term capital gains, if any) subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year.

          Each Fund intends to distribute substantially all of its investment company taxable income each year. Such distributions will be taxable as ordinary income to Fund investors who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. It is anticipated that none of a Fund's distributions will be eligible for the dividends received deduction for corporations. The Funds do not expect to realize long-term capital gains and, therefore, do not contemplate payment of any "capital gain dividends" as described in the Code.

         Dividends derived from exempt-interest income from Tax-Free Money Market Fund and Municipal Money Market Fund may be treated by the Fund's investors as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances applicable to the particular investor the exclusion would be disallowed.

         Municipal Money Market Fund may hold without limit certain private activity bonds issued after August 7, 1986. Investors must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in determining liability (if any) for the federal alternative minimum tax. Noncorporate taxpayers, depending on their individual tax status, may be subject to alternative minimum tax at a blended rate between 26% and 28%. Corporate taxpayers may be subject to (1) alternative minimum tax at a rate of 20% of the excess of their alternative minimum taxable income ("AMTI") over the exemption amount, and (2) the environmental tax. Corporate investors must also take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of .12% on the excess of the corporation's modified federal alternative minimum taxable income over $2,000,000. Investors receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits.

         To the extent, if any, dividends paid to investors by Tax-Free Money Market Fund or Municipal Money Market Fund are derived from taxable income or from long-term or short-term capital gains, such dividends will not be exempt from federal income tax, whether such dividends are paid in the form of cash or additional shares, and may also be subject to state and local taxes.

         In addition to federal taxes, an investor may be subject to state, local or foreign taxes on payments received from a Fund. A state tax exemption may be available in some states to the extent distributions of the Fund are derived from interest on certain U.S. Government securities or on securities issued by public authorities in the state. The Funds will provide investors annually with information about federal income tax consequences of distributions made each year. Investors should be aware of the application of their state and local tax laws to investments in the Funds.

         Investors will be advised at least annually as to the federal income tax status of distributions made to them each year.

         The foregoing discussion is only a brief summary of some of the important federal tax considerations generally affecting a Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of a Fund or its investors, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situation. See the Statement of Additional Information for a further discussion of tax consequences of investing in shares of the Funds.

                             MANAGEMENT OF THE FUNDS

         The business and affairs of the Funds are managed under the direction of the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons or companies that furnish services to the Funds, including agreements with its Distributor, Adviser, Administrator, Transfer Agent and Custodian. The day-to-day operations of the Funds are delegated to the Funds' Adviser and Administrator. The Statement of Additional Information contains general background information regarding each Trustee and executive officer of the Trust.

         DISTRIBUTOR


         Lehman Brothers, located at 3 World Financial Center, New York, New York 10285, is the Distributor of each Fund's shares. Lehman Brothers is a wholly-owned subsidiary of Lehman Brothers Holdings Inc. ("Holdings"). As of February 16, 1996, Prudential Asset Management beneficially owned approximately 8.9%, FMR Corp. beneficially owned approximately 7.3%, and Nippon Life Insurance Company beneficially owned approximately 5.5% of the outstanding voting securities of Holdings. Lehman Brothers, a leading full-service investment firm, meets the diverse financial needs of individuals, institutions and governments around the world. Lehman Brothers has entered into a Distribution Agreement with the Trust pursuant to which it has the responsibility for distributing shares of the Funds.


         INVESTMENT ADVISER -- LEHMAN BROTHERS GLOBAL ASSET MANAGEMENT INC.


         LBGAM, located at 3 World Financial Center, New York, New York 10285, serves as each Fund's Investment Adviser. LBGAM is a wholly-owned subsidiary of Holdings. LBGAM serves as investment adviser to investment companies and private accounts and has assets under management of approximately $__ billion as of ____________, 1996.


         As Adviser to the Funds, LBGAM manages each Fund's portfolio in accordance with its investment objective and policies, makes investment decisions for the Funds, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Funds. For its services LBGAM is entitled to receive a monthly fee from each Fund at the annual rate of .20% of the value of the Fund's average daily net assets.

         ADMINISTRATOR AND TRANSFER AGENT -- FIRST DATA INVESTOR SERVICES GROUP, INC.

         FDISG (formerly named The Shareholder Services Group, Inc.), located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109, serves as each Fund's Administrator and Transfer Agent. FDISG is a wholly-owned subsidiary of First Data Corporation. As Administrator, FDISG calculates the net asset value of each Fund's shares and generally assists in all aspects of each Fund's administration and operation. As compensation for FDISG's services as Administrator, FDISG is entitled to receive from each Fund a monthly fee at the annual rate of

 .10% of the value of the Fund's average daily net assets. FDISG is also entitled to receive a fee from the Funds for its services as Transfer Agent. FDISG pays Boston Safe, each Fund's Custodian, a portion of its monthly administration fee for custody services rendered to the Funds.

         On May 6, 1994, FDISG acquired the third party mutual fund administration business of The Boston Company Advisors, Inc., an indirect, wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). In connection with the transaction, Mellon assigned to FDISG its agreement with Lehman Brothers (then named Shearson Lehman Brothers Inc.) that Lehman Brothers and its affiliates, consistent with their fiduciary duties and assuming certain service quality standards are met, would recommend FDISG as the provider of administration services to the Funds. This duty to recommend expires on May 21, 2000.

         CUSTODIAN -- BOSTON SAFE DEPOSIT AND TRUST COMPANY

         Boston Safe, a wholly-owned subsidiary of Mellon, located at One Boston Place, Boston, Massachusetts 02108, serves as each Fund's Custodian. Under the terms of the Stock Purchase Agreement dated September 14, 1992 between Mellon and Lehman Brothers (then named Shearson Lehman Brothers Inc.), Lehman Brothers agreed to recommend Boston Safe as Custodian of mutual funds affiliated with Lehman Brothers until May 21, 2000 to the extent consistent with its fiduciary duties and other applicable law.

         SERVICE ORGANIZATIONS

         Under a Plan of Distribution (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act, Class C Shares bear fees ("Rule 12b-1 fees") payable by the Funds at the aggregate rate of up to .35% (on an annualized basis) of the average daily net asset value of such shares to Lehman Brothers for providing certain services to the Funds and holders of Class C Shares. Lehman Brothers may retain all the payments made to it under the Plan or may enter into agreements with and make payments of up to .35% to institutional investors such as banks, savings and loan associations and other financial institutions ("Service Organizations") for the provision of a portion of such services. These services, which are described more fully in the Statement of Additional Information under "Management of the Funds -- Service Organizations," include aggregating and processing purchase and redemption requests from shareholders and placing net purchase and redemption orders with Lehman Brothers; processing dividend payments from the Funds on behalf of shareholders; providing information periodically to shareholders showing their positions in shares; arranging for bank wires; responding to shareholder inquiries relating to the services provided by Lehman Brothers or the Service Organization and handling correspondence; and acting as shareholder of record and nominee. The Plan also allows Lehman Brothers to use its own resources to provide distribution services and shareholder services. Under the terms of related agreements, Service Organizations are required to provide to their shareholders a schedule of any fees that they may charge shareholders in connection with their investments in Class C Shares.

         EXPENSES

         Each Fund bears all its own expenses. A Fund's expenses include taxes, interest, fees and salaries of the Trust's trustees and officers who are not directors, officers or employees of the Fund's service contractors, SEC fees,
state   securities   qualification   fees,   costs  of  preparing  and  printing
prospectuses  for  regulatory   purposes  and  for  distribution  to  investors,
advisory,  administration  and  distribution  fees,  charges  of the  custodian,
administrator,   transfer   agent  and  dividend   disbursing   agent,   Service
Organization fees, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. Each Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities. In order to maintain a competitive expense ratio, the Adviser and Administrator have voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain an annualized expense ratio at a level no greater than
 .53% of average daily net assets (.18% excluding Rule 12b-1 fees) with respect to the Funds. This voluntary waiver and reimbursement arrangement will not be changed unless investors are provided at least 60 days' advance notice. In addition, these service providers have agreed to reimburse the Funds to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information. Any fees charged by Service Organizations or other institutional investors to their customers in connection with investments in Fund shares are not reflected in a Fund's expenses.

                             PERFORMANCE AND YIELDS

         From time to time, the "yields" and "effective yields" with respect to all Funds and "tax-equivalent yields" with respect to Tax-Free Money Market Fund and Municipal Money Market Fund, may be quoted in advertisements or in reports to shareholders. Yield quotations are computed separately for each class of shares. The "yield" quoted in advertisements for a particular class of shares refers to the income generated by an investment in such shares over a specified period (such as a seven-day period) identified in the advertisement. This income is then "annualized;" that is, the amount of income generated by the investment during that period is assumed to be generated each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a particular class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to a Fund's tax-free yield for each class of shares. It is calculated by increasing the yield (calculated as above) by the amount necessary to reflect the payment of federal taxes at a stated rate. The "tax-equivalent yield" will always be higher than the "yield."

         A Fund's performance may be compared to those of other mutual funds with similar objectives, to other relevant indices, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data are reported in national financial publications such as Morningstar, Inc., Barron's, IBC/Donoghue's Money Fund Report(R), The Wall Street Journal and The New York Times; reports prepared by Lipper Analytical Services, Inc.; and publications of a local or regional nature.

         A Fund's yield figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Any fees charged by Service Organizations or other institutional investors directly to their customers in connection with investments in Fund shares are not reflected in a Fund's expenses or yields; and, such fees, if charged, would reduce the actual return received by customers on their investments. The methods used to compute a Fund's yields are described in more detail in the Statement of Additional Information. Investors may call 1-800-238-2560 to obtain current yield information.

                     DESCRIPTION OF SHARES AND MISCELLANEOUS

         The Trust is a Massachusetts business trust established on November 25, 1992. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more additional classes of shares. The Trust is an open-end management investment company, which currently offers ten portfolios. The Trust has authorized the issuance of seven classes of shares for Prime Value Money Market Fund, Government Obligations Money Market Fund and Municipal Money Market Fund and four classes of shares for Prime Money Market Fund, Cash Management Fund, Treasury Instruments Money Market Fund II and Tax-Free Money Market Fund. The issuance of separate classes of shares is intended to address the different service needs of different types of investors. The Declaration of Trust further authorizes the Trustees to classify or reclassify any class of shares into one or more sub-classes.

         The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a member of the Board of Trustees upon written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

         Each Fund share represents an equal, proportionate interest in the assets belonging to the Fund. Each share, which has a par value of $.001, has no preemptive or conversion rights. When issued for payment as described in this Prospectus, Fund shares will be fully paid and non-assessable.

         Holders of the Fund's shares will vote in the aggregate and not by class on all matters, except where otherwise required by law and except when the Board of Trustees determines that the matter to be voted upon affects only the shareholders of a particular class. Further, shareholders of the Funds will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio (see the Statement of Additional Information under "Additional Description Concerning Fund Shares" for examples where the 1940 Act requires voting by portfolio). Shareholders of the Trust are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative; and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the trustees.

         For information concerning the redemption of Fund shares and possible restrictions on their transferability, see "Purchase and Redemption of Shares."

                       LEHMAN BROTHERS INSTITUTIONAL FUNDS

================================================================================


          Client Service Center
          (8:30 am to 5:00 pm, Eastern time):                      800-851-3134
                                                              fax: 617-261-4330
                                                               or  617-261-4340

          Dividend factors and yields:                             800-238-2560

          Administration/Sales/Marketing:                          800-368-5556

          To place a purchase or redemption order:                 800-851-3134

          To change account information:                           800-851-3134

          Additional Prospectuses:                                 800-368-5556

          Information on Service Agreements:                       800-851-3134

          LEX Help Desk                                            800-566-5LEX

                                 LEHMAN BROTHERS

================================================================================

         LBP-200B6

Prime Money Market Fund
Prime Value Money Market Fund

Investment Portfolios Offered By
Lehman Brothers Institutional Funds Group Trust





Statement of Additional
Information




May 30, 1996

	This Statement of Additional Information is meant to be read in conjunction with the Prospectuses for the Prime Money Market Fund and Prime Value Money
Market Fund portfolios dated May 30, 1996, as amended or supplemented from time to time, and is incorporated by reference in its entirety into each Prospectus. Because this Statement of Additional
Information is not itself a prospectus, no investment in shares of the Prime Money Market Fund or Prime
Value Money Market Fund portfolios should be made solely upon the information contained herein. Copies of a Prospectus for Prime Money Market Fund or Prime
Value Money Market Fund shares may be obtained by calling Lehman Brothers Inc. ("Lehman Brothers") at
1-800-368-5556. Capitalized terms used but not defined herein have the same meanings as in the Prospectuses.

TABLE OF CONTENTS


P
a
g
e


The Trust
2


Investment Objective and
Policies
2


Additional Purchase and
Redemption Information
7


Management of the Funds
9


Additional Information
Concerning Taxes
1
7


Dividends
1
8


Additional Yield Information

1
8


Additional Description
Concerning Fund Shares
2
0


Counsel
2
0


Independent Auditors
2
1


Financial Statements
2
1


Miscellaneous
2
1


Appendix
A
-
1






THE TRUST

	Lehman Brothers Institutional Funds Group Trust
(the "Trust") is an open-end management investment company. The Trust currently includes a family of portfolios, two of which are Prime Money Market Fund and Prime Value Money Market Fund (individually, a
"Fund"; collectively, the "Funds").

	Although the Funds have the same Investment
Adviser, Lehman Brothers Global Asset Management,
Inc. (the "Adviser"), and have comparable investment objectives, their yields will normally vary due to their differing cash flows and their differing types of portfolio securities (for example, Prime Value
Money Market Fund invests in obligations of foreign branches of U.S. banks and foreign banks and corporate issuers while Prime Money Market Fund does not).

	THIS STATEMENT OF ADDITIONAL INFORMATION AND THE
FUNDS' PROSPECTUSES RELATE PRIMARILY TO THE FUNDS AND
DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES,
OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO
EACH FUND. INVESTORS WISHING TO OBTAIN SIMILAR
INFORMATION REGARDING THE TRUST'S OTHER PORTFOLIOS
MAY OBTAIN INFORMATION DESCRIBING THEM BY CONTACTING
LEHMAN BROTHERS AT 1-800-368-5556.

INVESTMENT OBJECTIVE AND POLICIES

	As stated in the Funds' Prospectuses, the investment objective of each Fund is to provide current income and stability of principal by investing in a portfolio of money market instruments.
The following policies supplement the description of each Fund's investment objective and policies in the Prospectuses.

	The Funds are managed to provide stability of capital while achieving competitive yields. The
Adviser intends to follow a value-oriented, research-driven and risk-averse investment strategy, engaging in a full range of economic, strategic, credit and market-specific analyses in researching potential investment opportunities.

Portfolio Transactions

	Subject to the general control of the Trust's
Board of Trustees, the Adviser is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for a Fund. The Adviser purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments.
Such purchases are usually without brokerage commissions. In making portfolio investments, the Adviser seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, the Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide the Trust with research advice or other services.

	The Adviser may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Fund prior to their maturity at their original cost plus interest (interest may sometimes be adjusted to reflect the actual maturity of the securities) if the Adviser believes that a Fund's anticipated need for liquidity makes such action desirable. Certain dealers (but not issuers) have charged and may in the future charge a higher price for commercial paper where they undertake to repurchase prior to maturity. The payment of a higher price in order to obtain such an undertaking reduces the yield which might otherwise be received by a Fund on the commercial paper. The Trust's Board of Trustees has authorized the Adviser to pay a higher price for commercial paper where it secures such an undertaking if the Adviser believes that the prepayment privilege is desirable to assure a Fund's liquidity and such an undertaking cannot otherwise be obtained.

	Investment decisions for each Fund are made independently from those for another of the Trust's portfolios or other investment company portfolios or accounts advised by the Adviser. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time on behalf of such other portfolios, transactions are averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each portfolio, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

	The Funds will not execute portfolio
transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with Lehman Brothers or the Adviser or any affiliated person (as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of any of them, except to the extent permitted by the Securities and Exchange
Commission (the "SEC"). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with which a Fund enters into agreements. (See the Prospectuses, "Management of the Fund - Service Organizations").

	The Funds may seek profits through short-term trading. Each Fund's annual portfolio turnover will be relatively high, but brokerage commissions are normally not paid on money market instruments and a Fund's portfolio turnover is not expected to have a material effect on its net income. Each Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Additional Information on Portfolio Instruments

	With respect to the variable rate notes and variable rate demand notes described in the Prospectuses, the Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such notes and will continuously monitor their financial ability to meet payment obligations when due.

	The repurchase price under the repurchase agreements described in the Funds' Prospectuses generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The collateral underlying each repurchase agreement entered into by the Funds will consist entirely of direct obligations of the U.S. government and obligations issued or guaranteed by U.S.
government agencies or instrumentalities. Securities subject to repurchase agreements will be held by the Trust's Custodian, sub-custodian or in the Federal
Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

	As stated in the Funds' Prospectuses, a Fund may purchase securities on a "when issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase when-issued securities, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case that Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.
Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, such Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Neither Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

	Examples of the types of U.S. Government obligations that may be held by a Fund include, in addition to U.S. Treasury Bills, the obligations of the Federal Housing Administration, Farmers Home
Administration, Export-Import Bank of the United
States, Small Business Administration, Government
National Mortgage Association, Federal National
Mortgage Association, Federal Financing Bank, General
Services Administration, Student Loan Marketing
Association, Central Bank for Cooperatives, Federal
Home Loan Banks, Federal Home Loan Mortgage
Corporation, Federal Intermediate Credit Banks,
Federal Land Banks, Federal Farm Credit Banks,
Maritime Administration, Resolution Trust
Corporation, Tennessee Valley Authority, U.S. Postal
Service and Washington D.C. Armory Board.

	For purposes of Prime Value Money Market Fund's investment policies with respect to obligations of issuers in the banking industry, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Prime
Value Money Market Fund's investments in the obligations of foreign branches of U.S. banks and of foreign banks and other foreign issuers may subject
Prime Value Money Market Fund to investment risks that are different in some respects from those of investment in obligations of U.S. domestic issuers.
Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S.
banks and foreign banks may be subject to less stringent reserve requirements and foreign issuers generally are subject to different accounting, auditing, reporting and record keeping standards than those applicable to U.S. issuers. Prime Value Money
Market Fund will acquire securities issued by foreign branches of U.S. banks or foreign issuers only when the Adviser believes that the risks associated with such instruments are minimal.

	Among the bank obligations in which the Funds may invest are notes issued by banks. These notes, which are exempt from registration under federal securities laws, are not deposits of the banks and are not insured by the Federal Deposit Insurance
Corporation or any other insurer. Holders of notes rank on a par with other unsecured and unsubordinated creditors of the banks. Notes may be sold at par or sold on a discount basis and may bear fixed or floating rates of interest.

	Each Fund may invest in asset-backed and receivable-backed securities. Several types of asset-backed and receivable-backed securities have been offered to investors, including interests in pools of credit card receivables and motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts.
Payments of principal and interest on these securities are passed through to certificate holders.
In addition, asset-backed securities often carry credit protection in the form of extra collateral, subordinate certificates, cash reserve accounts and other enhancements. An investor's return on these securities may be affected by early prepayment of principal on the underlying receivables or sales contracts. Any asset-backed or receivable-backed securities held by the Funds must comply with the portfolio maturity and quality requirements contained in Rule 2a-7 under the 1940 Act. Each Fund will monitor the performance of these investments and will not acquire any such securities unless rated in the highest rating category by at least two nationally recognized statistical rating organizations
("NRSROs").

	As stated in the Funds' Prospectuses, each Fund may invest in obligations issued by state and local governmental entities. Municipal securities are issued by various public entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are considered to be municipal securities and may be purchased by a Fund. Dividends paid by a Fund that are derived from interest on such municipal securities would be taxable to that Fund's investors for federal income tax purposes.

	The SEC has adopted Rule 144A under the
Securities Act of 1933, as amended (the "1933 Act"), that allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public.
Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

	The Adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Trustees. In reaching liquidity decisions with respect to Rule 144A securities, the Adviser will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for a Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

	The Appendix to this Statement of Additional
Information contains a description of the relevant rating symbols used by NRSROs for commercial obligations that may be purchased by each Fund.

	 The Funds may invest in mortgage backed
securities issued by U.S. Government agencies or instrumentalities consisting of mortgage pass-through securities or collateralized mortgage obligations
("CMOs"). Mortgage pass-through securities in which the Funds may invest represent a partial ownership interest in a pool of residential mortgage loans and are issued or guaranteed by the Government National
Mortgage Association ("GNMA"), the Federal National
Mortgage Association ("FNMA") and the Federal Home
Loan Mortgage Corporation ("FHLMC"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively referred to as "Mortgage Assets"). CMOs in which the Funds may invest are issued by GNMA, FNMA and FHLMC. In a CMO, a series of bonds or certificates are usually issued in multiple classes.
Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date.
Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The Funds expect that mortgage backed securities will only be purchased in connection with repurchase transactions.

Investment Limitations

	The Funds' Prospectuses summarize certain investment limitations that may not be changed without the affirmative vote of the holders of a majority of a Fund's outstanding shares (as defined below under "Miscellaneous"). Investment limitations numbered 1 through 7 may not be changed without such a vote of shareholders; investment limitations 8 through 13 may be changed by a vote of the Trust's
Board of Trustees at any time.

	A Fund may not:

 1.	Purchase securities of any one issuer if as a
result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S.
Government securities.

 2.	Borrow money, except that the Fund may (i)
borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the Adviser or an affiliate of the Adviser, and (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed one-third of the value of the particular Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).
A Fund may not mortgage, pledge or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the particular Fund's total assets. Additional investments will not be made when borrowings exceed
5% of the Fund's assets.

 3.	Purchase any securities which would cause 25% or
more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that Prime
Value Money Market Fund will invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S.
Government securities or, in the case of Prime Money
Market Fund, in bank instruments issued by domestic banks.

 4.	Make loans, except that a Fund may (i) purchase
or hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, (iii) lend portfolio securities and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the Adviser or an affiliate of the Adviser.

 5.	Act as an underwriter of securities, except
insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.

 6.	Purchase or sell real estate or real estate
limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.

 7.	Purchase or sell commodities contracts, or
invest in oil, gas or mineral exploration or development programs or in mineral leases.

 8.	Knowingly invest more than 10% of the value of
the Fund's assets in securities that may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations.

 9.	Purchase securities on margin, make short sales
of securities or maintain a short position.

10.	Write or sell puts, calls, straddles, spreads or
combinations thereof.

11.	Invest in securities if as a result the Fund
would then have more than 15% (or such lesser amount as set by state securities laws) of its total assets in securities of companies (including predecessors) with less than three years of continuous operation.

12.	Purchase securities of other investment
companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization.

13.	Invest in warrants.

	In order to permit the sale of Fund shares in certain states, the Funds may make commitments more restrictive than the investment policies and limitations above. Should a Fund determine that any such commitments are no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved. Further, with respect to the above-stated third limitation, each Fund will consider wholly owned finance companies to be in the industries of their parents, if their activities are primarily related to financing the activities of their parents, and will divide utility companies according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

	Information on how to purchase and redeem each Fund's shares is included in the Prospectuses. The issuance of shares is recorded on a Fund's books, and share certificates are not issued.

	The regulations of the Comptroller of the Currency (the "Comptroller") provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of Prime
Money Market Fund and Prime Value Money Market Fund shares by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

	Conflict of interest restrictions may apply to an institution's receipt of compensation paid by a Fund on fiduciary funds that are invested in a Fund's
Class B, Class C or Class E shares. Institutions, including banks regulated by the Comptroller and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in a Fund's Class B, Class C or Class
E shares.

	Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York
Stock Exchange ("NYSE") is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.) In addition, a Fund may redeem shares involuntarily in certain other instances if the Board of Trustees determines that failure to redeem may have material adverse consequences to that Fund's investors in general. Each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of such Fund's net asset value, whichever is less, for any one investor within a 90-day period. Any redemption beyond this amount will also be in cash unless the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable. In such a case, a Fund may make payment wholly or partly in readily marketable securities or other property, valued in the same way as that Fund determines net asset value. See "Net Asset Value" below for an example of when such redemption or form of payment might be appropriate. Redemption in kind is not as liquid as a cash redemption. Investors who receive a redemption in kind may incur transaction costs, if they sell such securities or property, and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.

	Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a "Master Account").
Institutions investing in more than one of the Trust's portfolios or classes of shares, must maintain a separate Master Account for each Fund's class of shares. Sub-accounts may be established by name or number either when the Master Account is opened or later.

Net Asset Value

	Each Fund's net asset value per share is calculated separately for each class by dividing the total value of the assets belonging to a Fund attributable to a class, less the value of any class-specific liabilities charged to such Fund, by the total number of that Fund's shares of that class outstanding. "Assets belonging to" a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular Fund. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of such Fund and the Trust's other portfolios. Determinations made in good faith and in accordance with generally accepted accounting principles by the Trust's Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive.

	As stated in the applicable Prospectuses, in computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate amortization of any discount or premium until maturity of the security. As a result, the value of the portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Fund's securities which are higher or lower than the market value of such securities.

	In connection with its use of amortized cost valuation, each Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than thirteen months (397 days) (with certain exceptions). The Trust's Board of Trustees has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Fund's net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund's average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

MANAGEMENT OF THE FUNDS

Trustees and Officers

	The Trust's Trustees and Executive Officers, their addresses, principal occupations during the past five years and other affiliations are as follows:

Name
and
Address
Positi
on
with
the
Trust
Principal
Occupations
During Past 5
Years and
Other
Affiliations

JAMES
A.
CARBONE
(1)
3 World
Financi
al
Center
New
York,
NY
10285
Age:
43
Co-
Chairm
an of
the
Board
and
Truste
e
Managing
Director,
Lehman
Brothers.





ANDREW
GORDON
(1)
3 World
Financi
al
Center
New
York,
NY
10285
Age:
42
Co-
Chairm
an of
the
Board,
Truste
e and
Presid
ent
Managing
Director,
Lehman
Brothers.





CHARLES
BARBER
(2)(3)
66
Glenwoo
d Drive
Greenwi
ch, CT
06830
Age:
78
Truste
e
Consultant;
formerly
Chairman of
the Board,
ASARCO
Incorporated.





BURT N.
DORSETT
 (2)(3)
201
East
62nd
Street
New
York,
NY
10022
Age:
65
Truste
e
Managing
Partner,
Dorsett McCabe
Capital
Management,
Inc., an
investment
counseling
firm;
Director,
Research
Corporation
Technologies,
a non-profit
patent-clearin
g and
licensing
operation;
formerly
President,
Westinghouse
Pension
Investments
Corporation;
formerly
Executive Vice
President and
Trustee,
College
Retirement
Equities Fund,
Inc., a
variable
annuity fund;
and formerly
Investment
Officer,
University of
Rochester.






EDWARD
J.
KAIER (
2)(3)
1100
One
Penn
Center
Philade
lphia,
PA
19103
Age:
50

Truste
e
Partner with
the law firm
of Hepburn
Willcox
Hamilton &
Putnam.





S.
DONALD
WILEY (
2)(3)
USX
Tower
Pittsbu
rgh, PA
15219
Age:
69
Truste
e
Vice Chairman
and Trustee,
H.J. Heinz
Company
Foundation;
prior to
October 1990,
Senior Vice
President,
General
Counsel and
Secretary,
H.J. Heinz
Company.






JOHN M.
WINTERS
3 World
Financi
al
Center
New
York,
NY
10285
Age:
46
Vice
Presid
ent
and
Invest
ment
Office
r
Senior Vice
President and
Senior Money
Market
Portfolio
Manager,
Lehman
Brothers
Global Asset
Management,
Inc.; formerly
Product
Manager with
Lehman
Brothers
Capital
Markets Group.





NICHOLA
S
RABIECK
I, III
3 World
Financi
al
Center
New
York,
NY
10285
Age:
39
Vice
Presid
ent
and
Invest
ment
Office
r
Vice President
and Senior
Portfolio
Manager,
Lehman
Brothers
Global Asset
Management,
Inc.; formerly
Senior Fixed-
Income
Portfolio
Manager with
Chase Private
Banking.





MICHAEL
C.
KARDOK
One
Exchang
e Place
Boston,
MA
02109
Age:
36
Treasu
rer
Vice
President,
First Data
Investor
Services
Group, Inc.;
prior to May
1994, Vice
President, The
Boston Company
Advisors, Inc.









PATRICI
A L.
BICKIME
R
One
Exchang
e Place
Boston,
MA
02109
Age:
42

Secret
ary

Vice President
and Associate
General
Counsel, First
Data Investor
Services
Group, Inc.;
prior to May
1994, Vice
President and
Associate
General
Counsel, The
Boston Company
Advisors, Inc.

___________________________


1. Considered by the Trust to be "interested persons" of the Trust as defined in the 1940 Act.
2.  Audit Committee Member.
3.  Nominating Committee Member.


	Messrs. Carbone, Gordon and Dorsett serve as
Trustees or Directors of other investment companies for which Lehman Brothers, the Adviser or one of their affiliates serve as distributor or investment adviser.

	No employee of Lehman Brothers, the Adviser or First Data Investor Services Group, Inc. ("FDISG")
(formerly named The Shareholder Services Group,
Inc.), the Trust's Administrator and Transfer Agent, receives any compensation from the Trust for acting as an Officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Lehman Brothers, the Adviser or FDISG or any of their affiliates, a fee of $20,000 per annum plus $1,250 per meeting attended and reimburses them for travel and out-of-pocket expenses.

	For the fiscal year ended January 31, 1996, such fees and expenses totaled $54,393 for the Prime Money
Market Fund and $43,139 for the Prime Value Money
Market Fund and $109,882 in the aggregate for the Trust. As of January 31, 1996, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of the Funds.

	By virtue of the responsibilities assumed by Lehman Brothers, the Adviser, FDISG and their affiliates under their respective agreements with the Trust, the Trust itself requires no employees in addition to its officers.

	The following table sets forth certain
information regarding the compensation of the Trust's
Trustees during the fiscal year ended January 31, 1996. No executive officer or person affiliated with the Trust received compensation from the Trust during the fiscal year ended January 31, 1996 in excess of $60,000.



COMPENSATION TABLE



N
a
m
e

o
f

P
e
r
s
o
n

a
n
d

P
o
s
i
t
i
o
n



A
g
g
r
e
g
a
t
e

C
o
m
p
e
n
s
a
t
i
o
n

f
r
o
m

t
h
e

T
r
u
s
t



P
e
n
s
i
o
n
o
r
R
e
t
i
r
e
m
e
n
t
B
e
n
e
f
i
t
s
A
c
c
r
u
e
d
a
s
P
a
r
t
o
f
T
r
u
s
t
E
x
p
e
n
s
e
s


E
s
t
i
m
a
t
e
d

A
n
n
u
a
l

B
e
n
e
f
i
t
s

U
p
o
n

R
e
t
i
r
e
m
e
n
t

T
o
t
a
l

C
o
m
p
e
n
s
a
t
i
o
n

F
r
o
m

t
h
e

T
r
u
s
t

a
n
d

F
u
n
d

C
o
m
p
l
e
x

P
a
i
d

t
o

T
r
u
s
t
e
e
s
*


J
a
m
e
s

A
 .

C
a
r
b
o
n
e
,

C
o
-
C
h
a
i
r
m
a
n

o
f

t
h
e

B
o
a
r
d

a
n
d

T
r
u
s
t
e
e

$
0

$
0
N
/
A

$
0

(
2
)








A
n
d
r
e
w

G
o
r
d
o
n
,

C
o
-
C
h
a
i
r
m
a
n

o
f

t
h
e

B
o
a
r
d
,

T
r
u
s
t
e
e

a
n
d

P
r
e
s
i
d
e
n
t

$
0

$
0
N
/
A

$
0

(
2
)








C
h
a
r
l
e
s

B
a
r
b
e
r
,

T
r
u
s
t
e
e

$
2
5
,
0
0
0

$
0
N
/
A

$
2
5
,
0
0
0

(
1
)








B
u
r
t

N
 .

D
o
r
s
e
t
t
,

T
r
u
s
t
e
e

$
2
5
,
0
0
0

$
0
N
/
A

$
5
2
,
5
0
0
(
2
)








E
d
w
a
r
d

J
 .

K
a
i
e
r
,

T
r
u
s
t
e
e

$
2
5
,
0
0
0

$
0
N
/
A

$
2
5
,
0
0
0

(
1
)








S
 .

D
o
n
a
l
d

W
i
l
e
y
,

T
r
u
s
t
e
e

$
2
5
,
0
0
0

$
0
N
/
A

$
2
5
,
0
0
0

(
1
)



_____________
* Represents the total compensation paid to such persons by all investment companies (including the Trust) from which such person received compensation during the fiscal year ended January 31, 1996 that are considered part of the same "fund complex" as the Trust because they have common or affiliated investment advisers. The parenthetical number represents the number of such investment companies, including the Trust.

Distributor

	Lehman Brothers acts as the Distributor of each Fund's shares. Lehman Brothers, located at 3 World
Financial Center, New York, New York 10285, is a wholly-owned subsidiary of Lehman Brothers Holdings
Inc. ("Holdings").  As of February 16, 1996, Nippon
Life Insurance Company beneficially owned approximately 8.9%, FMR Corp. beneficially owned approximately 7.3%, and Prudential Asset Management beneficially owned approximately 5.5% of the outstanding voting securities of Holdings. Each
Fund's shares are sold on a continuous basis by Lehman Brothers. The Distributor pays the cost of printing and distributing prospectuses to persons who are not investors of a Fund (excluding preparation and printing expenses necessary for the continued registration of a Fund's shares) and of preparing, printing and distributing all sales literature. No compensation is payable by a Fund to Lehman Brothers for its distribution services.

	Lehman Brothers is comprised of several major operating business units. Lehman Brothers
Institutional Funds Group is the business group within Lehman Brothers that is primarily responsible for the distribution and client service requirements of the Trust and its investors. Lehman Brothers
Institutional Funds Group has been serving institutional clients' investment needs exclusively for more than 20 years, emphasizing high quality individualized service to clients.

Investment Adviser

	Lehman Brothers Global Asset Management, Inc.
serves as the Adviser to each of the Funds.  The
Adviser, located at 3 World Financial Center, New
York, New York 10285, is a wholly-owned subsidiary of Holdings. The investment advisory agreements provide that the Adviser is responsible for all investment activities of the Funds, including executing portfolio strategy, effecting Fund purchase and sale transactions and employing professional portfolio managers and security analysts who provide research for the Funds.

	Investment personnel of the Adviser may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

	The Investment Advisory Agreement with respect to each of the Funds was most recently approved by the Trust's Board of Trustees, including a majority of the Trust's "non-interested" Trustees, on December
5, 1995 and by shareholders on January 31, 1996.  The
Investment Advisory Agreements commenced on February
1, 1996 and will continue until February 1, 1998 unless terminated or amended prior to that date according to its terms. The Investment Advisory
Agreements will continue initially for a two-year period and automatically for successive annual periods thereafter provided the continuance is approved annually (i) by the Trust's Board of Trustees or (ii) by a vote of a "majority" (as defined in the 1940 Act) of a Fund's outstanding voting securities, except that in either event the continuance is also approved by a majority of the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act). Each
Investment Advisory Agreement may be terminated (i) on 60 days' written notice by the Trustees of the Trust, (ii) by vote of holders of a majority of a Fund's outstanding voting securities, or upon 90 days' written notice by Lehman Brothers, or (iii) automatically in the event of its assignment (as defined in the 1940 Act).

	Effective February 1, 1996, as compensation for the Adviser's services rendered to the Fund, the Adviser is entitled to a fee, computed daily and paid monthly, at the annual rate of .20% of the average daily net assets of the Fund. Prior to February 1, 1996, the Adviser was entitled to a fee, computed daily and paid monthly, at the annual rate of .10% of the average daily net assets of the Fund. For the fiscal period ended January 31, 1994 and for the fiscal years ended January 31, 1995 and 1996, the Adviser was entitled to receive advisory fees in the following amounts: the Prime Money Market Fund,
$1,165,899, $2,386,734 and $4,452,829, respectively,
and the Prime Value Money Market Fund, $1,106,003,
$1,858,719, and $2,885,657, respectively. Waivers by the Adviser of advisory fees and reimbursement of expenses to maintain the Funds' operating expenses ratios at certain levels amounted to: the Prime
Money Market Fund, $1,165,899 and $0, respectively, for the fiscal period ended January 31, 1994, $1,171,734 and $0, respectively, for the fiscal year ended January 31, 1995 and $0 and $0, respectively, for the fiscal year ended January 31, 1996; and the Prime Value Money Market Fund, $1,106,003 and
$757,799, respectively for the fiscal period ended
January 31, 1994, $1,388,554 and $0, respectively, for the fiscal year ended January 31, 1995 and $0 and $0, respectively, for the fiscal year ended January
31, 1996. In order to maintain competitive expense ratios during 1996 and thereafter, the Adviser and Administrator have agreed to voluntary fee waivers and expense reimbursements for each of the Funds if total operating expenses exceed certain levels. See
"Background and Expense Information" in the Prospectuses.

Principal Holders

	On March 15, 1996, the principal holders of Class A Shares of Prime Money Market Fund were as follows: Harris Trust and Savings Bank, 200 West
Monroe Street, Chicago, IL 60606, 10.12% shares held of record; and Unisys Corporation, P.O. Box 500,
Township Line & Union Mtg. Road, Bluebell, PA  19424,
7.56% shares held of record. Principal holders of Class B Shares of Prime Money Market Fund as of March
15, 1996 were as follows:  Harris Trust and Savings
Bank, 200 West Monroe Street, Chicago, IL 60606,
53.29% shares held of record; and Hare & Co., One
Wall Street, New York, New York 10286, 45.38% shares held of record. Principal holders of Class C Shares of Prime Money Market Fund as of March 15, 1996 were as follows: FNB Nominee Bank, 614 Philadelphia
Street, Indiana, PA 15701, 89.52% shares held of record; and Gordon's Inc. 401K Retirement Plan, P.O.
Box 291, Jackson, MS 39205; 7.19% shares held of record. The principal holder of Class E Shares as of March 15, 1996 was Heart Special Trust Account, 120
Wall Street, New York, New York 10043, with 99.99% shares held of record.

	Principal holders of Class A Shares of Prime
Value Money Market Fund as of March 15, 1996 were as follows: Northern Trust Cash Investment, 801 South
Canal Street, Chicago, IL 60607, 10.21% shares held of record; Mellon Bank Securities Lending, 3 Mellon
Bank Center, Pittsburgh, PA 15259, 8.95% shares held of record; and Thermo Electron Corporation, 81 Wyman
Street, Waltham, MA 02254, 7.89% shares held of record. The principal holder of Class B Shares of Prime Value Money Market Fund was Hare & Co., One
Wall Street, New York, New York 10286, 95.31% shares held of record.

	As of March 15, 1996, there were no investors in Class C or Class E Shares of Prime Value Money Market
Fund and all outstanding shares were held by Lehman
Brothers.

	The investors described above have indicated that they each hold their shares on behalf of various accounts and not as beneficial owners. To the extent that any investor is the beneficial owner of more than 25% of the outstanding shares of a Fund, such investor may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.

Administrator and Transfer Agent

	FDISG, a subsidiary of First Data Corporation, is located at One Exchange Place, Boston,
Massachusetts 02109, and serves as the Trust's
Administrator and Transfer Agent.  As the Trust's
Administrator, FDISG has agreed to provide the following services: (i) assist generally in supervising a Fund's operations, providing and supervising the operation of an automated data processing system to process purchase and redemption orders, providing information concerning a Fund to its shareholders of record, handling investor problems, supervising the services of employees and monitoring the arrangements pertaining to the Funds' agreements with Service Organizations; (ii) prepare reports to a Fund's investors and prepare tax returns and reports to and filings with the SEC;
(iii) compute the respective net asset value per share of each Fund; (iv) provide the services of certain persons who may be elected as trustees or appointed as officers of the Trust by the Board of Trustees; and (v) maintain the registration or qualification of a Fund's shares for sale under state securities laws. FDISG is entitled to receive, as compensation for its services rendered under an administration agreement, an administrative fee, computed daily and paid monthly, at the annual rate of .10% of the average daily net assets of each Fund.
FDISG pays Boston Safe Deposit and Trust Company
("Boston Safe"), the Fund's Custodian, a portion of its monthly administration fee for custody services rendered to the Funds.

	Prior to May 6, 1994, The Boston Company
Advisors, Inc. ("TBCA"), a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"), served as
Administrator of the Funds. On May 6, 1994, FDISG acquired TBCA's third party mutual fund administration business from Mellon, and each Fund's administration agreement with TBCA was assigned to FDISG. For the fiscal period ended January 31, 1994 and the fiscal years ended January 31, 1995 and 1996, the Administrator was entitled to receive administration fees in the following amounts: the Prime Money Market Fund - $1,165,899, $2,386,734, and
$4,452,829 respectively, and the Prime Value Money
Market Fund - $1,106,003, $1,858,719, and $2,885,657
respectively. Waivers by the Administrator of administration fees and reimbursement of expenses to maintain the Funds' operating expense ratios at certain levels amounted to: the Prime Money Market
Fund - $1,165,899 and $115,300, respectively, for the fiscal period ended January 31, 1994; $1,815,227 and $0, respectively, for the fiscal year ended January
31, 1995; and $3,282,923 and $0 for the fiscal year ended January 31, 1996; and the Prime Value Money
Market Fund - $1,106,003 and $192,939, respectively, for the fiscal period ended January 31, 1994;
$1,414,970 and $0, respectively, for the fiscal period ended January 31, 1995; and $2,127,361 and $0 for the fiscal year ended January 31, 1996. In order to maintain competitive expense ratios during 1996 and thereafter, the Adviser and Administrator have agreed to reimburse the Funds if total operating expenses exceed certain levels. See "Background and Expense Information" in each Fund's Prospectus.

	Under the transfer agency agreement, FDISG maintains the shareholder account records for the Trust, handles certain communications between investors and the Trust, distributes dividends and distributions payable by the Trust and produces statements with respect to account activity for the Trust and its investors. For these services, FDISG receives a monthly fee based on average net assets and is reimbursed for out-of-pocket expenses.

Custodian

	Boston Safe, a wholly-owned subsidiary of Mellon, is located at One Boston Place, Boston,
Massachusetts 02108, and serves as the Custodian of the Trust pursuant to a custody agreement. Under the custody agreement, Boston Safe holds each Fund's portfolio securities and keeps all necessary accounts and records. For its services, Boston Safe receives a monthly fee from FDISG based upon the month-end market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The assets of the Trust are held under bank custodianship in compliance with the 1940 Act.

Service Organizations

	As stated in the Funds' Prospectuses, a Fund will enter into an agreement with each financial institution which may purchase Class B, Class C or Class E shares. The Fund will enter into an agreement with each Service Organization whose customers
("Customers") are the beneficial owners of Class B, Class C or Class E shares that requires the Service
Organization to provide certain services to Customers in consideration of such Fund's payment of .25%, .35% or .15% respectively, of the average daily net asset value of the respective Class beneficially owned by the Customers. Such services with respect to the Class C shares include: (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with a Fund's Distributor; (ii) processing dividend payments from a Fund on behalf of Customers;
(iii ) providing information periodically to Customers showing their positions in a Fund's shares;
(iv) arranging for bank wires; (v) responding to Customer inquiries relating to the services performed by the Service Organization and handling correspondence; (vi) forwarding investor communications from a Fund (such as proxies, investor reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to Customers; (vii) acting as shareholder of record or nominee; and (viii) other similar account administrative services. In addition, a Service
Organization at its option, may also provide to its Customers of Class C shares (a) a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(b) sub-accounting with respect to shares beneficially owned by Customers or the information necessary for sub-accounting; and (c) checkwriting services. Service Organizations that purchase Class C shares will also provide assistance in connection with the support of the distribution of Class C shares to its Customers, including marketing assistance and the forwarding to Customers of sales literature and advertising provided by the Distributor of the shares. Holders of Class B shares of a Fund will receive the services set forth in (i) and (v) and may receive one or more of the services set forth in (ii), (iii), (iv), (vi), (vii) and
(viii) above. A Service Organization, at its option, may also provide to its Customers of Class B shares services including: (a) providing Customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instruction; (b) providing sub-accounting with respect to shares beneficially owned by Customers or the information necessary for sub-accounting;
(c) providing reasonable assistance in connection with the distribution of shares to Customers; and
(d) providing such other similar services as the Fund may reasonably request to the extent the Service
Organization is permitted to do so under applicable statutes, rules, or regulations. Holders of Class E
Shares of a Fund will receive the services set forth in (i) and (v), above. A Service Organization, at its option, may also provide to its Customers of Class E shares services including those services set forth in (ii), (iii), (iv), (vi), (vii) and (viii) above and the optional services set forth in (a), (b) and (c) above.

	Each Fund's agreements with Service
Organizations are governed by a Shareholder Services
Plan (the "Plan") that has been adopted by the Trust's Board of Trustees under Rule 12b-1 of the
1940 Act. Under this Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under each Fund's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, a Fund's arrangements with Service Organizations must be approved annually by a majority of the Trust's
Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the
"Disinterested Trustees").

	The Board of Trustees has approved each Fund's arrangements with Service Organizations based on information provided by the Trust's service contractors that there is a reasonable likelihood that the arrangements will benefit such Fund and its investors by affording the Fund greater flexibility in connection with the servicing of the accounts of the beneficial owners of its shares in an efficient manner. Any material amendment to a Fund's arrangements with Service Organizations must be approved by a majority of the Trust's Board of Trustees (including a majority of the Disinterested
Trustees). So long as a Fund's arrangements with Service Organizations are in effect, the selection and nomination of the members of the Trust's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust will be committed to the discretion of such non-interested Trustees.

	For the fiscal year ended January 31, 1996, the following service fees were paid by Prime Money
Market Fund: Class B shares, $960,077, Class C shares, $41,105, and Class E shares, $17,459. For the fiscal year ended January 31, 1995, the following service fees were paid by the Prime Money Market
Fund:  Class B shares, $726,035, Class C shares,
$60,810, and Class E shares, $5,834.  For the period
February 8, 1993 (commencement of operations) to
January 31, 1994, the following service fees were paid by the Prime Money Market Fund: Class B shares,
$127,731 and Class C shares, $161. For the fiscal year ended January 31, 1996, the following service fees were paid by Prime Value Money Market Fund:
Class B shares, $72,893, Class C shares, $0, and
Class E shares, $0.  For the fiscal year ended
January 31, 1995, the following service fees were paid by the Prime Value Money Market Fund: Class B shares, $40,846; no service fees were paid with respect to Class C or Class E shares. For the period
February 8, 1993 (commencement of operations) to
January 31, 1994, the following service fees were paid by the Prime Value Money Market Fund: Class B shares, $21,438; no service fees were paid with respect to Class C shares. Class E shares were not offered by the Funds during the fiscal period ended
January 31, 1994.

Expenses

	The Funds' expenses include taxes, interest, fees and salaries of the Trust's Trustees and Officers who are not directors, officers or employees of the Trust's service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to investors, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service
Organization fees, certain insurance premiums, outside auditing and legal expenses, costs of investor reports and shareholder meetings and any extraordinary expenses. The Funds also pay for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.
The Adviser and FDISG have agreed that if, in any fiscal year, the expenses borne by a Fund exceed the applicable expense limitations imposed by the securities regulations of any state in which shares of that Fund are registered or qualified for sale to the public, it will reimburse that Fund for any excess to the extent required by such regulations in the same proportion that each of their fees bears to the Fund's aggregate fees for investment advice and administrative services. Unless otherwise required by law, such reimbursement would be accrued and paid on the same basis that the advisory and administration fees are accrued and paid by that Fund. To each Fund's knowledge, of the expense limitations in effect on the date of this Statement of Additional
Information, none is more restrictive than two and one-half percent (2.5%) of the first $30 million of a Fund's average net assets, two percent (2%) of the next $70 million of the average net assets and one and one-half percent (1.5%) of the remaining average net assets.

ADDITIONAL INFORMATION CONCERNING TAXES

	The following summarizes certain additional tax considerations generally affecting a Fund and its investors that are not described in the Funds'
Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its investors or possible legislative changes, and the discussion here and in the applicable
Prospectuses is not intended as a substitute for careful tax planning. Investors should consult their tax advisers with specific reference to their own tax situation.

	As stated in each Prospectus, each Fund is treated as a separate corporate entity under the Code and qualified as a regulated investment company under the Code and intends to so qualify in future years.
In order to so qualify under the Code for a taxable year, a Fund must satisfy the distribution requirement described in the Prospectuses, derive at least 90% of its gross income for the year from certain qualifying sources, comply with certain diversification tests and derive less than 30% of its gross income for the year from the sale or other disposition of securities and certain other investments held for less than three months. Interest
(including original issue plus accrued market discount) received by a Fund at maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the 30% requirement. However, any income in excess of such interest will be treated as gross income from the sale or other disposition of securities for this purpose.

	A 4% non-deductible excise tax is imposed on regulated investment companies that fail currently to distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).
Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

	If for any taxable year a Fund does not qualify for tax treatment as a regulated investment company, all of that Fund's taxable income will be subject to tax at regular corporate rates without any deduction for distributions to Fund investors. In such event, dividend distributions to investors would be taxable as ordinary income to the extent of that Fund's earnings and profits, and would be eligible for the dividends received deduction in the case of corporate shareholders.

	Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to its investors who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to a Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

	Although each Fund expects to qualify each year as a "regulated investment company" and to be relieved of all or substantially all federal income tax, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.
In addition, in those states and localities which have income tax laws, the treatment of the Fund and its investors under such laws may differ from the treatment under federal income tax laws. Investors are advised to consult their tax advisers concerning the application of state and local taxes.

DIVIDENDS

	Each Fund's net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on that Fund's assets,
(ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to that Fund and the general expenses
(e.g., legal, accounting and trustees' fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund investors. In addition, a Fund's Class B, Class C and
Class E shares bear exclusively the expense of fees paid to Service Organizations with respect to the relevant Class of shares. See "Management of the Funds - Service Organizations."

	The Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by a Fund, it is possible that a Fund's net asset value per share may fall below $1.00.

ADDITIONAL YIELD INFORMATION

	The "yields" and "effective yields" are
calculated separately for each class of shares of each Fund and in accordance with the formulas prescribed by the SEC. The seven-day yield for each class of shares in a Fund is calculated by determining the net change in the value of a hypothetical preexisting account in a Fund having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) with respect to each class of a Fund's shares by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result.
Similarly, based on the calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

	Based on the fiscal year ended January 31, 1996, the yields and effective yields for each of the Funds were as follows:



7
-
d
a
y

Y
i
e
l
d

7
-
d
a
y

E
f
f
e
c
t
i
v
e

Y
i
e
l
d










Prime Money
Market Fund






Class A Shares

5
 .
5
7
%


5
 .
7
1
%




Class B Shares
5
 .
3
2
%

5
 .
4
5
%




Class C Shares
5
 .
2
2
%

5
 .
3
5
%




Class E Shares
5
 .
4
2
%

5
 .
5
6
%





Class A Shares*

5
 .
5
0
%


5
 .
6
4
%




Class B Shares*
5
 .
2
5
%

5
 .
3
8
%




Class C Shares*
5
 .
1
5
%

5
 .
2
7
%




Class E Shares*
5
 .
3
5
%

5
 .
4
8
%










Prime Value
Money Market
Fund






Class A Shares

5
 .
5
9
%


5
 .
7
4
%




Class B Shares
5
 .
3
4
%

5
 .
4
7
%




Class C Shares
5
 .
2
4
%

5
 .
3
7
%




Class E Shares
5
 .
4
4
%

5
 .
5
8
%











Class A Shares*

5
 .
5
1
%


5
 .
6
5
%




Class B Shares*
5
 .
2
6
%

5
 .
3
9
%




Class C Shares*
5
 .
1
6
%

5
 .
2
8
%




Class E Shares*
5
 .
3
6
%

5
 .
4
9
%











*estimated yield without fee waivers and/or expense reimbursements.

	Class B, Class C and Class E Shares bear the expenses of fees paid to Service Organizations. As a result, at any given time, the net yield of Class B, Class C and Class E Shares could be up to .25%, .35% and .15% lower than the net yield of Class A Shares, respectively.

	From time to time, in advertisements or in reports to investors, a Fund's yield may be quoted and compared to that of other money market funds or accounts with similar investment objectives and to stock or other relevant indices. For example, the yield of the Fund may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

	The Funds' yields will fluctuate, and any quotation of yield should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Investors should remember that performance and yield are generally functions of the kind and quality of the investments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by banks with respect to Customer accounts investing in shares of a Fund will not be included in yield calculations; such fees, if charged, would reduce the actual yield from that quoted.

ADDITIONAL DESCRIPTION CONCERNING FUND SHARES

	The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communication in such matters.

	As stated in the Funds' Prospectuses, holders of shares in a Fund in the Trust will vote in the aggregate and not by class on all matters, except where otherwise required by law and except that only a Fund's Class B, Class C and Class E shares, as the case may be, will be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund's arrangements with Service Organizations with respect to the relevant Class of shares. (See
"Management of the Funds - Service Organizations.")
Further, shareholders of each of the Trust's portfolios will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio.
However, the Rule also provides that the ratification of the selection of independent auditors, the approval of principal underwriting contracts and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

COUNSEL

	Willkie Farr & Gallagher, 153 East 53rd Street,
New York, New York 10022, serves as counsel to the Trust and will pass upon the legality of the shares offered hereby. Willkie Farr & Gallagher also serves as counsel to Lehman Brothers.



INDEPENDENT AUDITORS

	Ernst & Young LLP, independent auditors, serve as independent auditors to each Fund and render an opinion on each Fund's financial statements. Ernst &
Young has offices at 200 Clarendon Street, Boston,
Massachusetts 02116-5072.

FINANCIAL STATEMENTS

	The Trust's Annual Report for the fiscal year ended January 31, 1996 is incorporated into this Statement of Additional Information by reference in its entirety.

MISCELLANEOUS

Shareholder Vote

	As used in this Statement of Additional
Information and the Funds' Prospectuses, a "majority of the outstanding shares" of a Fund or of any other portfolio means the lesser of (1) 67% of that Fund's shares (irrespective of class) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or
(2) more than 50% of the outstanding shares of a Fund
(irrespective of class) or of the portfolio.

Shareholder and Trustee Liability

	The Trust is organized as a "business trust" under the laws of the Commonwealth of Massachusetts.
Shareholders of such a trust may, under certain circumstances, be held personally liable (as if they were partners) for the obligations of the trust. The
Declaration of Trust of the Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every note, bond, contract, order or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of a Fund of any shareholder of the Fund held personally liable solely by reason of being or having been a shareholder and not because of any acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond the amount invested in a Fund on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

	The Trust's Declaration of Trust provides further that no Trustee of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust, nor shall any Trustee be personally liable to any person for any action or failure to act except by reason of bad faith, willful misfeasance, gross negligence in performing duties, or by reason of reckless disregard for the obligations and duties as Trustee. It also provides that all persons having any claim against the Trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred in connection with the defense or disposition of any proceeding in which the Trustee may be involved or may be threatened with by reason of being or having been a Trustee, and that the Trustees have the power, but not the duty, to indemnify officers and employees of the Trust unless such persons would not be entitled to indemnification if they were in the position of Trustee.


APPENDIX

DESCRIPTION OF RATINGS

Commercial Paper Ratings

	Standard & Poor's, a division of The McGraw-Hill
Companies ("Standard & Poor's") commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the two highest rating categories used by Standard & Poor's for commercial paper:

	"A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted
"A-1+."

	"A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

	Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The following summarizes the two highest rating categories used by Moody's for commercial paper:

	"Prime-1" - Issuer or related supporting institutions are considered to have a superior ability for repayment of senior short-term debt obligations.
Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

	"Prime-2" - Issuer or related supporting institutions are considered to have a strong ability for repayment of senior short-term debt obligations.
This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

	The two highest rating categories of Duff & Phelps for investment grade commercial paper are "D-1" and "D-
2." Duff & Phelps employs three designations, "D-1+,"
"D-1" and "D-1-," within the highest rating category.
The following summarizes the two highest rating categories used by Duff & Phelps for commercial paper:

	"D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

	"D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

	"D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

	"D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

	Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The two highest rating categories of Fitch for short-term obligations are "F-1" and "F-2." Fitch employs two designations, "F-1+" and "F-1," within the highest rating category. The following summarizes some of the rating categories used by Fitch for short-term obligations:

	"F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

	"F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

	"F-2" - Securities possess good credit quality.
Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

	Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

	Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less.
The following summarizes the two highest ratings used by Thomson BankWatch:

	"TBW-1" - This designation represents Thomson
BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

	"TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

	IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The highest rating category of IBCA for short-term debt is "A." IBCA employs two designations, "A1+" and "A1," within the highest rating category. The following summarizes the two highest rating categories used by IBCA for short-term debt ratings:

	"A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature a rating of "A1+" is assigned.

	"A2" - Obligations are supported by a good capacity for timely repayment.



Long-Term Debt Ratings

	The following summarizes the ratings used by Standard & Poor's for long-term debt:

	"AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

	"AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	"A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

	"BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

	"BB," "B," "CCC," "CC," and "C" - Debt that possesses one of these ratings is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "CCC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	"CI" - This rating is reserved for income bonds on which no interest is being paid.

	"D" - Debt is in payment default. This rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

	PLUS (+) or MINUS (-) - The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within this rating category.

	The following summarizes the ratings used by Moody's for long-term debt:

	"Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	"Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

	"A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

	"Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	"Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa,"
"Ca" and "C" bonds may be in default.

	Con. (---) - Municipal Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally.
These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

	Moody's applies numerical modifiers 1, 2 and 3 in generic classification of "Aa" in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking;
and the modifier 3 indicates that the company ranks at the lower end of its generic rating category.

	Those municipal bonds in the "Aa" to "B" groups which Moody's believes posses the strongest investment attributes are designated by the symbols "Aa1," "A1,"
"Baa1," "Ba1," and "B1."

	The following summarizes the ratings used by Duff
& Phelps for long-term debt:

	"AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

	"AA" - Debt is considered of high credit quality.
Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

	"A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

	"BBB" - Debt possesses below average Protection factors but such protection factors are still considered sufficient for prudent investment.
Considerable variability in risk is present during economic cycles.

	"BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated
"DD" is a defaulted debt obligation, and the rating
"DP" represents preferred stock with dividend averages.

	 To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

	The following summarizes the ratings used by Fitch for bonds:

	"AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

	"AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA."
Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

	"A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

	"BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

	"BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D"
-Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings
"BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating
"DDD" to "D" is an assessment that bonds should be valued on the basis of the ultimate recovery value in liquidation or reorganization of the obligor.

	To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

	Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks;
and broker-dealers. The following summarizes the two highest rating categories used by Thomson BankWatch for long-term debt ratings:

	"AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

	"AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

	"A" - This designation indicates the ability to repay principal and interest is strong. Issues rated
"A" could be more vulnerable to adverse developments
(both internal and external) than obligations with higher ratings.

	PLUS (+) or MINUS (-) - The ratings may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

	IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the two highest rating categories used by IBCA for long-term debt ratings:

	"AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

	"AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial.
Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

	"A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business economic or financial conditions may lead to increased investment risk.

	IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within these rating categories.

Municipal Note Ratings

	A Standard & Poor's rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the two highest rating categories used by Standard & Poor's
Corporation for municipal notes:

	"SP-1" - The issuers of these municipal notes exhibit strong capacity to pay principal and interest.
Those issues determined to possess a very strong capacity to pay are given a plus (+) designation.

	"SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

	Moody's ratings for state and municipal notes and other short-term loans are designated Moody's
Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as "VMIG." The following summarizes the two highest ratings used by Moody's
Investors Service, Inc. for short-term notes:

	"MIG-1"/"VMIG-1" - This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

	"MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

	Duff & Phelps and Fitch use the short-term ratings described under Commercial Paper Ratings for municipal notes.


Government Obligations Money Market Fund
Cash Management Fund
Treasury Instruments Money Market Fund II


Investment Portfolios Offered By
Lehman Brothers Institutional Funds Group Trust


Statement of Additional Information

May 30, 1996

	This Statement of Additional Information is meant to be read in conjunction with the Prospectuses for Government Obligations Money Market Fund, Cash
Management Fund and Treasury Instruments Money Market
Fund II, each dated May 30, 1996, as amended or supplemented from time to time, and is incorporated by reference in its entirety into those Prospectuses.
Because this Statement of Additional Information is not itself a prospectus, no investment in shares of Government Obligations Money Market Fund, Cash
Management Fund or Treasury Instruments Money Market
Fund II should be made solely upon the information contained herein. Copies of the Prospectuses for Government Obligations Money Market Fund, Cash
Management Fund and Treasury Instruments Money Market
Fund II may be obtained by calling Lehman Brothers Inc.
("Lehman Brothers") at 1-800-368-5556. Capitalized terms used but not defined herein have the same meanings as in the Prospectuses.


TABLE OF CONTENTS


	Page
The Trust		2
Investment Objective and Policies		2
Additional Purchase and Redemption Information		6
Management of the Funds		8
Additional Information Concerning Taxes		16
Dividends		17
Additional Yield Information		17
Additional Description Concerning Fund Shares		19
Counsel		20
Independent Auditors		20
Financial Statements		20
Miscellaneous		20



THE TRUST

	Lehman Brothers Institutional Funds Group Trust
(the "Trust") is an open-end management investment company. The Trust currently includes a family of portfolios, three of which are Government Obligations
Money Market, Cash Management Fund and Treasury
Instruments Money Market Fund II (individually, a
"Fund"; collectively, the "Funds").

	The securities held by Government Obligations
Money Market Fund consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations. Securities held by Cash Management
Fund consist of U.S. Treasury bills, notes and obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations. Securities held by Treasury
Instruments Money Market Fund II are limited to U.S.
Treasury bills, notes and other direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations. Although all three Funds have the same Investment Adviser, Lehman Brothers
Global Asset Management, Inc. (the "Adviser"), and have comparable investment objectives, their yields normally will differ due to their differing cash flows and differences in the specific portfolio securities held.

	THIS STATEMENT OF ADDITIONAL INFORMATION AND THE
FUNDS' PROSPECTUSES RELATE PRIMARILY TO THE FUNDS AND
DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES,
OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE
FUNDS. INVESTORS WISHING TO OBTAIN SIMILAR INFORMATION
REGARDING THE TRUST'S OTHER PORTFOLIOS MAY OBTAIN
INFORMATION DESCRIBING THEM BY CONTACTING LEHMAN
BROTHERS AT 1-800-368-5556.

INVESTMENT OBJECTIVE AND POLICIES

	As stated in the Funds' Prospectuses, the investment objective of the Funds is current income with liquidity and security of principal. The following policies supplement the description in the Prospectuses of the investment objectives and policies of the Funds.

	The Funds are managed to provide stability of capital while achieving competitive yields. The Adviser intends to follow a value-oriented, research-driven and risk-averse investment strategy, engaging in a full range of economic, strategic, credit and market-specific analyses in researching potential investment opportunities.

Portfolio Transactions

	Subject to the general control of the Trust's
Board of Trustees, the Adviser is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds. Purchases of portfolio securities are usually principal transactions without brokerage commissions.
In making portfolio investments, the Adviser seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, the Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide the Trust with research advice or other services. Although the Funds will not seek profits through short-term trading, the Adviser may, on behalf of the Funds, dispose of any portfolio security prior to its maturity if it believes such disposition is advisable.

	Investment decisions for the Funds are made independently from those for other investment company portfolios advised by the Adviser. Such other investment company portfolios may invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time on behalf of such other investment company portfolios, transactions are averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each portfolio, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained for the Funds. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for such other investment company portfolios in order to obtain best execution.

	The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with Lehman Brothers or the Adviser or any affiliated person (as such term is defined in the Investment Company Act of 1940, as amended (the "1940
Act"), of any of them, except to the extent permitted by the Securities and Exchange Commission (the "SEC").
In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with which a Fund enters into agreements. (See the Prospectuses, "Management of the Fund-Service Organizations").

	The Funds may seek profits through short-term trading. The Funds' annual portfolio turnover rates will be relatively high, but brokerage commissions are normally not paid on money market instruments and the Funds' portfolio turnover is not expected to have a material effect on the net incomes of the Funds. The portfolio turnover rate for each of the Funds is expected to be zero for regulatory reporting purposes.

Additional Information on Investment Practices

	The repurchase price under the repurchase agreements described in the Funds' Prospectuses generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates
(which may be more or less than the rate on the securities underlying the repurchase agreement).
Securities subject to repurchase agreements will be held by the Funds' Custodian, sub-custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

	Whenever the Funds enter into reverse repurchase agreements as described in their Prospectuses, they will place in a segregated custodian account liquid assets having a value equal to the repurchase price
(including accrued interest) and will subsequently monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by the Funds under the 1940
Act.

	As stated in the Funds' Prospectuses, the Funds may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase when-issued securities, its Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case such Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.
Because the Funds will set aside cash or liquid assets to satisfy their respective purchase commitments in the manner described, such a Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. The Funds do not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objectives. The Funds reserve the right to sell the securities before the settlement date if it is deemed advisable.

	When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade.
Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

	Each Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. There is no investment restriction on the amount of securities that may be loaned. A Fund may not lend its portfolio securities to Lehman Brothers or its affiliates without specific authorization from the SEC. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the U.S. Government or its agencies which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities (and will be marked to market daily). From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Lehman Brothers, and which is acting as a "finder." With respect to loans by the Funds of their portfolio securities, the Funds would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by the Funds in connection with such loans would be invested in short-term U.S. Government obligations.

	The Funds may invest in mortgage backed securities issued by U.S. Government agencies or instrumentalities consisting of mortgage pass-through securities or collateralized mortgage obligations ("CMOs"). Mortgage pass-through securities in which the Funds may invest represent a partial ownership interest in a pool of residential mortgage loans and are issued or guaranteed by the Government National Mortgage Association
("GNMA"), the Federal National Mortgage Association
("FNMA") and the Federal Home Loan Mortgage Corporation
("FHLMC"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities
(collateral collectively referred to as "Mortgage
Assets"). CMOs in which the Funds may invest are issued by GNMA, FNMA and FHLMC. In a CMO, a series of bonds or certificates are usually issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The Funds expect that mortgage backed securities will only be purchased in connection with repurchase transactions.

Investment Limitations

	The Funds' Prospectuses summarize certain investment limitations that may not be changed without the affirmative vote of the holders of a "majority of the outstanding shares" of the respective Fund (as defined below under "Miscellaneous"). Investment limitations numbered 1 through 7 may not be changed without such a vote of shareholders; investment limitations 8 through 13 may be changed by a vote of the Trust's Board of Trustees at any time.

	A Fund may not:

 1.	Purchase the securities of any issuer if as a
result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that 25% of the value of the Fund's assets may be invested without regard to this 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.

 2.	Borrow money except that the Fund may (i) borrow
money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the Adviser or an affiliate of the Adviser, and (ii) engage in reverse repurchase agreements, provided that
(i) and (ii) in combination do not exceed one-third of the value of the particular Fund's total assets
(including the amount borrowed) less liabilities (other than borrowings). A Fund may not mortgage, pledge or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the particular Fund's total assets. Additional investments will not be made when borrowings exceed 5% of the Fund's assets.

 3.	Make loans except that a Fund may (i) purchase or
hold debt obligations in accordance with its investment objective and policies, (ii) may enter into repurchase agreements for securities, (iii) may lend portfolio securities and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the Adviser or an affiliate of the Adviser.

 4.	Act as an underwriter, except insofar as the Fund
may be deemed an underwriter under applicable securities laws in selling portfolio securities.

 5.	Purchase or sell real estate or real estate
limited partnerships except that the Fund may invest in securities secured by real estate or interests therein.

 6.	Purchase or sell commodities or commodity
contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases.

 7.	Purchase any securities which would cause 25% or
more of the value of its total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Government securities.

 8.	Knowingly invest more than 10% of the value of the
Fund's assets in securities that may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations.

 9.	Purchase securities on margin, make short sales of
securities or maintain a short position.

10.	Write or sell puts, calls, straddles, spreads or
combinations thereof.

11.	Invest in securities if as a result the Fund would
then have more than 15% (or such lesser amount as set by state securities laws) of its total assets in securities of companies (including predecessors) with less than three years of continuous operation.

12.	Purchase securities of other investment companies
except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization.

13.	Invest in warrants.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

	Information on how to purchase and redeem a Fund's shares, including the timing of placing a purchase and redemption order, is included in its Prospectus. The issuance of shares is recorded on the books of the Funds, and share certificates are not issued.

	The regulations of the Comptroller of the Currency
(the "Comptroller") provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of Fund shares by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

	Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds on fiduciary funds that are invested in a Fund's Class
B, Class C or Class E shares. Institutions, including banks regulated by the Comptroller and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult their legal advisers before investing fiduciary funds in a Fund's Class B, Class C or Class E shares.

	Under the 1940 Act, the Funds may suspend the
right of redemption or postpone the date of payment
upon redemption for any period during which the New
York Stock Exchange ("NYSE") is closed, other than
customary weekend and holiday closings, or during which
trading on the NYSE is restricted, or during which (as
determined by the SEC by rule or regulation) an
emergency exists as a result of which disposal or
valuation of portfolio securities is not reasonably
practicable, or for such other periods as the SEC may
permit. (The Funds may also suspend or postpone the
recordation of the transfer of their shares upon the
occurrence of any of the foregoing conditions.)  	In
addition, the Funds may redeem shares involuntarily in certain other instances if the Board of Trustees determines that failure to redeem may have material adverse consequences to a Fund's investors in general.
Each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one investor within a 90-day period. Any redemption beyond this amount will also be in cash unless the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable. In such a case, the Fund may make payment wholly or partly in readily marketable securities or other property, valued in the same way as the Fund determines net asset value.
See "Net Asset Value" below for an example of when such redemption or form of payment might be appropriate.
Redemption in kind is not as liquid as a cash redemption. Investors who receive a redemption in kind may incur transaction costs if they sell such securities or property, and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.

	Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a "Master Account").
Institutions investing in more than one of the Trust's portfolios or classes of shares must maintain a separate Master Account for each portfolio and class of shares. Sub-accounts may be established by name or number either when the Master Account is opened or later.

Net Asset Value

	Each Fund's net asset value per share is calculated separately for each class by dividing the total value of the assets belonging to a Fund attributable to a class, less the value of any class-specific liabilities charged to such Fund, by the total number of that Fund's shares of such class outstanding.
"Assets belonging to" a Fund consist of the consideration received upon the issuance of shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange or liquidation of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular Fund. Assets belonging to a particular Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated in proportion to the relative net assets of such Fund and the Trust's other portfolios.
Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocations of any assets or liabilities with respect to a Fund are conclusive.

	As stated in the Funds' Prospectuses, in computing the net asset value of shares of the Funds for purposes of sales and redemptions, the Funds use the amortized cost method of valuation. Under this method, the Funds value each of their portfolio securities at cost on the date of purchase and thereafter assume a constant proportionate amortization of any discount or premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method provides certainty in portfolio valuation, it may result in valuations for the Funds' securities which are higher or lower than the market value of such securities.

	In connection with their use of amortized cost valuation, each of the Funds limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than thirteen months (with certain exceptions) (12 months in the case of Government Obligations Money Market Fund). In determining the average weighted portfolio maturity of each Fund, a variable rate obligation that is issued or guaranteed by the U.S. Government, or an agency or instrumentality thereof, is deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. The Trust's Board of Trustees has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. Such procedures include the determination at such intervals as the Board deems appropriate, of the extent, if any, to which each Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1% with respect to a Fund, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from the $1.00 amortized cost price per share of a Fund may result in material dilution or other unfair results to investors or existing investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the Fund's average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; or utilizing a net asset value per share determined by using available market quotations.



MANAGEMENT OF THE FUNDS

Trustees and Officers

	The Trust's Trustees and Executive Officers, their addresses, principal occupations during the past five years and other affiliations are as follows:

Name and
Address
Positi
on
with
the
Trust
Principal
Occupations
During Past 5
Years and
Other
Affiliations





JAMES A.
CARBONE
(1)
3 World
Financia
l Center
New
York, NY
10285
Age:  43
Co-
Chairm
an of
the
Board
and
Truste
e
Director,
Lehman
Brothers
Global Asset
Management
K.K.;
Managing
Director,
Lehman
Brothers
Inc.;
formerly
Branch
Manager,
Lehman
Brothers
Japan Inc.;
formerly
Chairman,
Lehman
Brothers Asia
Holdings
Limited; and
formerly
Manager --
Debt
Syndicate,
Origination &
Corporate
Bonds, Lehman
Brothers Inc.





ANDREW
GORDON
(1)
3 World
Financia
l Center
New
York, NY
10285
Age: 42
Co-
Chairm
an of
the
Board,
Truste
e and
Presid
ent
Managing
Director,
Lehman
Brothers.





CHARLES
F.
BARBER
(2)(3)
66
Glenwood
Drive
Greenwic
h, CT
06830
Age: 78
Truste
e
Consultant;
formerly
Chairman of
the Board,
ASARCO
Incorporated.





BURT N.
DORSETT
(2)(3)
201 East
62nd
Street
New
York, NY
10022
Age: 65
Truste
e
Managing
Partner,
Dorsett
McCabe
Capital
Management,
Inc., an
investment
counseling
firm;
Director,
Research
Corporation
Technologies,
a non-profit
patent-cleari
ng and
licensing
operation;
formerly
President,
Westinghouse
Pension
Investments
Corporation;
formerly
Executive
Vice
President and
Trustee,
College
Retirement
Equities
Fund, Inc., a
variable
annuity fund;
and formerly
Investment
Officer,
University of
Rochester.





EDWARD
J.
KAIER (2
)(3)
1100 One
Penn
Center
Philadel
phia, PA
19103
Age: 50
Truste
e
Partner with
the law firm
of Hepburn
Willcox
Hamilton &
Putnam.





S.
DONALD
WILEY (2
)(3)
USX
Tower
Pittsbur
gh, PA
15219
Age: 69
Truste
e
Vice-Chairman
and Trustee,
H.J. Heinz
Company
Foundation;
prior to
October 1990,
Senior Vice
President,
General
Counsel and
Secretary,
H.J. Heinz
Company.





JOHN M.
WINTERS
3 World
Financia
l Center
New
York, NY
10285
Age: 46
Vice
Presid
ent
and
Invest
ment
Office
r
Senior Vice
President and
Senior Money
Market
Manager,
Lehman
Brothers
Global Asset
Management,
Inc.;
formerly
Product
Manager with
Lehman
Brothers
Capital
Markets
Group.





NICHOLAS
RABIECKI
, III
3 World
Financia
l Center
New
York, NY
10285
Age: 39
Vice
Presid
ent
and
Invest
ment
Office
r
Vice
President and
Senior
Portfolio
Manager,
Lehman
Brothers
Global Asset
Management,
Inc.;
formerly
Senior Fixed-
Income
Portfolio
Manager with
Chase Private
Banking.





MICHAEL
C.
KARDOK
One
Exchange
Place
Boston,
MA 02109
Age: 36
Treasu
rer
Vice
President,
First Data
Investor
Services
Group, Inc.;
prior to May
1994, Vice
President,
The Boston
Company
Advisors,
Inc.





PATRICIA
L.
BICKIMER
One
Exchange
Place
Boston,
MA 02109
Age: 42
Secret
ary
Vice
President and
Associate
General
Counsel,
First Data
Investor
Services
Group, Inc.;
prior to May
1994, Vice
President and
Associate
General
Counsel, The
Boston
Company
Advisors,
Inc.

_______________

1. Considered by the Trust to be "interested persons" of the Trust as defined in the 1940 Act.
2.  Audit Committee Member.
3.  Nominating Committee Member.

	Messrs. Carbone, Gordon and Dorsett serve as trustees or directors of other investment companies for which Lehman Brothers, the Adviser or one of their affiliates serve as distributor and investment adviser.

	No employee of Lehman Brothers, the Adviser or First Data Investor Services Group, Inc. ("FDISG")
(formerly named The Shareholder Services Group, Inc.), the Trust's Administrator and Transfer Agent, receives any compensation from the Trust for acting as an Officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Lehman Brothers, the Adviser or FDISG or any of their affiliates, a fee of $20,000 per annum plus $1,250 per meeting attended and reimburses them for travel and out-of-pocket expenses.

	For the fiscal period ended January 31, 1996, such fees and expenses totaled $1,208 for the Government
Obligations Money Market Fund, $106 for the Cash
Management Fund and $7,219 for the Treasury Instruments
Money Market Fund II and $109,882 for the Trust in the aggregate. As of December 21, 1995, Trustee and
Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Fund.

	By virtue of the responsibilities assumed by Lehman Brothers, the Adviser, FDISG and their affiliates under their respective agreements with the Trust, the Trust itself requires no employees in addition to its Officers.

	The following table sets forth certain information regarding the compensation of the Trust's Trustees during the fiscal year ended January 31, 1996. No executive officer or person affiliated with the Trust received compensation from the Trust during the fiscal year ended January 31, 1996 in excess of $60,000.

COMPENSATION TABLE




N
a
m
e

o
f

P
e
r
s
o
n

a
n
d

P
o
s
i
t
i
o
n




A
g
g
r
e
g
a
t
e

C
o
m
p
e
n
s
a
t
i
o
n

f
r
o
m

t
h
e

T
r
u
s
t




Pe
ns
io
n
or
Re
ti
re
me
nt
Be
ne
fi
ts
Ac
cr
ue
d
as
Pa
rt
of
Tr
us
t
Ex
pe
ns
es



E
s
t
i
m
a
t
e
d

A
n
n
u
a
l

B
e
n
e
f
i
t
s

U
p
o
n

R
e
t
i
r
e
m
e
n
t


T
o
t
a
l

C
o
m
p
e
n
s
a
t
i
o
n

F
r
o
m

t
h
e

T
r
u
s
t

a
n
d

F
u
n
d

C
o
m
p
l
e
x

P
a
i
d

t
o

T
r
u
s
t
e
e
s
*








J
a
m
e
s

A
 .

C
a
r
b
o
n
e
,

C
o
-
C
h
a
i
r
m
a
n

o
f

t
h
e

B
o
a
r
d

a
n
d

T
r
u
s
t
e
e

$
0

$0
N
/
A

$
0

(
2
)








A
n
d
r
e
w

G
o
r
d
o
n

C
o
-
C
h
a
i
r
m
a
n

o
f

t
h
e

B
o
a
r
d
,

T
r
u
s
t
e
e

a
n
d

P
r
e
s
i
d
e
n
t

$
0

$0
N
/
A

$
0

(
2
)








C
h
a
r
l
e
s

B
a
r
b
e
r
,

T
r
u
s
t
e
e

$
2
5
,
0
0
0

$0
N
/
A

$
2
5
,
0
0
0
(
1
)








B
u
r
t

N
 .

D
o
r
s
e
t
t
,

T
r
u
s
t
e
e

$
2
5
,
0
0
0

$0
N
/
A

$
5
2
,
5
0
0
(
2
)








E
d
w
a
r
d

J
 .

K
a
i
e
r
,

T
r
u
s
t
e
e

$
2
5
,
0
0
0

$0
N
/
A

$
2
5
,
0
0
0
(
1
)








S
 .

D
o
n
a
l
d

W
i
l
e
y
,

T
r
u
s
t
e
e

$
2
5
,
0
0
0

$0
N
/
A

$
2
5
,
0
0
0
(
1
)


__________________________________
* Represents the total compensation paid to such persons by all investment companies (including the Trust) from which such person received compensation during the fiscal year ended January 31, 1996 that are considered part of the same "fund complex" as the Trust because they have common or affiliated investment advisers. The parenthetical number represents the number of such investment companies, including the Trust.
Distributor

	Lehman Brothers acts as the Distributor of each Funds' shares. Lehman Brothers, located at 3 World
Financial Center, New York, New York 10285, is a wholly-owned subsidiary of Lehman Brothers Holdings
Inc. ("Holdings").  As of February 16, 1996, Nippon
Life Insurance Company beneficially owned approximately
8.9%, FMR Corp. beneficially owned approximately 7.3%, and Prudential Asset Management beneficially owned approximately 5.5% of the outstanding voting securities of Holdings. Each Fund's shares are sold on a continuous basis by Lehman Brothers. The Distributor pays the cost of printing and distributing prospectuses to persons who are not investors of the Funds
(excluding preparation and printing expenses necessary for the continued registration of a Fund's shares) and of preparing, printing and distributing all sales literature. No compensation is payable by the Funds to Lehman Brothers for its distribution services.

	Lehman Brothers is comprised of several major operating business units. Lehman Brothers Institutional
Funds Group is the business group within Lehman
Brothers that is primarily responsible for the distribution and client service requirements of the Trust and its investors. Lehman Brothers Institutional
Funds Group has been serving institutional clients' investment needs exclusively for more than 20 years, emphasizing high quality individualized service to clients.

Investment Adviser

	Lehman Brothers Global Asset Management, Inc.
serves as the Investment Adviser to each of the Funds.
The Adviser, located at 3 World Financial Center, New
York, New York 10285, is a wholly-owned subsidiary of Holdings. The investment advisory agreements provide that the Adviser is responsible for all investment activities of the Funds, including executing portfolio strategy, effecting Fund purchase and sale transactions and employing professional portfolio managers and security analysts who provide research for the Funds.

	Investment personnel of the Adviser may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

	The Investment Advisory Agreement with respect to each of the Funds was most recently approved by the Trust's Board of Trustees, including a majority of the Trust's "non-interested" Trustees, on December 5, 1995 and by shareholders on January 31, 1996. The
Investment Advisory Agreements commenced on February 1,
1996 and will continue until February 1, 1998 unless terminated or amended prior to that date according to its terms. The Investment Advisory Agreements will continue initially for a two-year period and automatically for successive annual periods thereafter provided the continuance is approved annually (i) by the Trust's Board of Trustees or (ii) by a vote of a "majority" (as defined in the 1940 Act) of a Fund's outstanding voting securities, except that in either event the continuance is also approved by a majority of the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act). Each Investment
Advisory Agreement may be terminated (i) on 60 days' written notice by the Trustees of the Trust, (ii) by vote of holders of a majority of a Fund's outstanding voting securities, or upon 90 days' written notice by Lehman Brothers, or (iii) automatically in the event of its assignment (as defined in the 1940 Act).

	Effective February 1, 1996, as compensation for the Adviser's services rendered to the Funds, the Adviser is entitled to a fee, computed daily and paid monthly, at the annual rate of .20% of the average daily net assets of the Fund. Prior to February 1, 1996, the Adviser was entitled to a fee, computed daily and paid monthly, at the annual rate of .10% of the average net assets of the Fund. For the fiscal period ended January 31, 1994 and the fiscal years ended
January 31, 1995 and 1996, the Adviser was entitled to receive advisory fees in the following amounts: the Government Obligations Money Market Fund, $72,100,
$86,255 and $87,394, respectively, the Cash Management
Fund, $27,323, $11,931 and $2,930, respectively, and
the Treasury Instruments Money Market Fund II, $96,737,
$357,350 $408,362, respectively. Waivers by the Adviser of advisory fees and reimbursement of expenses to maintain the Funds' operating expense ratios at certain levels amounted to: the Government Obligations
Money Market Fund, $72,100 and $163,039, respectively, for the fiscal period ended January 31, 1994, $48,079 and $0, respectively, for the fiscal year ended January
31, 1995 and $33,786 and $0, respectively, for the fiscal year ended January 31, 1996; the Cash Management
Fund, $27,323 and $130,650, respectively, for the fiscal year ended January 31, 1994, $11,931 and $45,500, respectively, for the fiscal year ended
January 31, 1995, and $2,930 and $37,850, respectively, for the fiscal year ended January 31, 1996; and the Treasury Instruments Money Market Fund II, $96,737 and
$173,335, respectively for the fiscal period ended
January 31, 1994, $231,451 and $0, respectively, for the fiscal year ended January 31, 1995 and $29,151 and $0, respectively, for the fiscal year ended January 31, 1996. In order to maintain competitive expense ratios during 1996 and thereafter, the Adviser and Administrator have agreed to voluntary fee waivers and expense reimbursements for each of the Funds if total operating expenses exceed certain levels. See
"Background and Expense Information" in each Fund's
Prospectus.

Principal Holders

	On March 15, 1996, the principal holders of Class
A Shares of Government Obligations Money Market Fund were as follows: Bank of Boston, 150 Royal Street,
Canton, MA 02021, 25.18% shares held of record; The
Commerce Insurance Company, 211 Main Street, Webster,
MA  01570, 18.13% shares held of record; Oster & Co.,
P.O. Box 1338, Victoria, TX 77902, 16.71% shares held of record; New United Motor Manufacturing, Inc., 45500
Fremont Blvd., Fremont, CA 94538, 8.91% shares held of record; FMCO FBO Cash Management, One Financial Plaza,
Holland, MI  49423, 6.31% shares held of record; Old
Kent Bank and Trust Company, Investment Management
Division, Second Floor Monroe Building, 111 Lyon N.W.,
Grand Rapids, MI 49503, 5.97% shares held of record;
and Hardware Wholesalers, Inc., 6502 Nelson Road, Fort
Wayne, IN 46803, 5.87% shares held of record. The principal holder of Class B Shares of Government
Obligations Money Market Fund as of March 15, 1996 was
Hare & Co., One Wall Street, New York, NY  10286, with
98.80% shares held of record. The principal holder of Class C Shares of Government Obligations Money Market
Fund as of March 15, 1996 was FNB Nominee Company, 614
Philadelphia Street, Indiana, PA 15701, with 99.69% shares held of record.

	As of March 15, 1996, there were no investors in Class E Shares of Government Obligations Money Market
Fund and all outstanding shares were held by Lehman
Brothers.

	Principal holders of Class A Shares of Treasury
Instruments Money Market Fund II as of March 15, 1996, were as follows: Health Care Service Corporation, 233
N. Michigan Avenue, 10th Floor, Chicago, IL 60601,
30.63% shares held of record; BSDT as Escrow Agent for APEX Property and Track Exchange, Inc., 1606Y, One
Cabot Road, Medford, MA 02155, 16.52% shares held of record; LBF as Pledge for Stratton Partners, 225 W.
Washington Street, Chicago, IL 60606, 7.58% shares held of record; State Street/Securities
Lending/Reinvested Earnings, 2 International Place,
Boston, MA 02110, 7.56% shares held of record; and Boston & Co., 3 Mellon Bank Center, Pittsburgh, PA
15259, 7.10% shares held of record. The principal holders of Class B shares of Treasury Instruments Money
Market Fund II as of March 15, 1996 were as follows:
HCA/Federal Settlement Escrow Account, 77 Water Street,
New York, New York 10005, 73.61% shares held of record; and Harris Trust Co. of NY as agent for Dolco
Packaging, 77 Water Street, New York, NY 10005, 12.28% shares held of record. The principal holder of Class C
Shares of Treasury Instruments Money Market Fund II as of March 15, 1996 was Perusahaan Petambangan Minyak Dan
Gas Bumi Negara ( Pertamina), 350 Park Avenue, New
York, NY 10022-6022, with 99.99% shares held of record.

	As of March 15, 1996, there were no investors in the Class E Shares of Treasury Instruments Money Market
Fund II and all outstanding shares were held by Lehman
Brothers.

	Principal holders of Class A Shares of Cash
Management Fund as of March 15, 1996 were as follows:
Sammons Enterprises Inc., One Midland Plaza, Sioux
Falls, SD 57193, 82.49% shares held of record; and Lehman Brothers Inc, 200 Vesey St, 28th Floor, New
York, NY  10285, 17.50% shares held of record.

	The investors described above have indicated that they each hold their shares on behalf of various accounts and not as beneficial owners. To the extent that any investor is the beneficial owner of more than 25% of the outstanding shares of a Fund, such investor may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.

Administrator and Transfer Agent

	FDISG, a subsidiary of First Data Corporation, is located at One Exchange Place, Boston, Massachusetts
02109, and serves as the Trust's Administrator and Transfer Agent. As the Trust's Administrator, FDISG has agreed to provide the following services:
(i) assist generally in supervising the Funds' operations, providing and supervising the operation of an automated data processing system to process purchase and redemption orders, providing information concerning the Funds to their shareholders of record, handling investor problems, supervising the services of employees and monitoring the arrangements pertaining to the Funds' agreements with Service Organizations;
(ii) prepare reports to the Funds' investors and prepare tax returns and reports to and filings with the SEC; (iii) compute the respective net asset value per share of each Fund; (iv) provide the services of certain persons who may be elected as trustees or appointed as officers of the Trust by the Board of Trustees; and (v) maintain the registration or qualification of the Funds' shares for sale under state securities laws. FDISG is entitled to receive, as compensation for its services rendered under an administration agreement, an administrative fee, computed daily and paid monthly, at the annual rate of
 .10% of the average daily net assets of each Fund.
FDISG pays Boston Safe Deposit and Trust Company
("Boston Safe"), the Fund's Custodian, a portion of its monthly administration fee for custody services rendered to the Funds.

	Prior to May 6, 1994, The Boston Company Advisors,
Inc. ("TBCA"), an indirect, wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"), served as
Administrator of the Funds. On May 6, 1994, FDISG acquired TBCA's third party mutual fund administration business from Mellon, and each Fund's administration agreement with TBCA was assigned to FDISG. For the fiscal period ended January 31, 1994 and the fiscal years ended January 31, 1995 and 1996 the Administrator was entitled to receive administration fees in the following amounts: the Government Obligations Money
Market Fund, $72,100, $86,255 and $87,394,
respectively, the Cash Management Fund, $27,323,
$11,931 and $2,930, respectively, and the Treasury
Instruments Money Market Fund II, $96,737, $357,350 and
408,362, respectively. Waivers by the Administrator of administration fees and reimbursement of expenses to maintain the Funds' operating expense ratios at certain levels amounted to: the Government Obligations Money
Market Fund, $72,100 and $19,087, respectively for the fiscal period ended January 31, 1994, $64,842 and $0, respectively, for the fiscal year ended January 31, 1995, and $64,488 and $0 for the fiscal year ended
January 31, 1996; the Cash Management Fund, $27,323 and
$9,381, respectively for the fiscal period ended
January 31, 1994, $9,110 and $0, respectively, for the fiscal year ended January 31, 1995, and $2,165 and $0 for the fiscal year ended January 31, 1996; and the Treasury Instruments Money Market Fund II, $96,737 and
$42,443, respectively for the fiscal period ended
January 31, 1994, $269,369 and $0, respectively, for the fiscal year ended January 31, 1995 and $301,631 and $0 for the fiscal year ended January 31, 1996. In order to maintain competitive expense ratios during 1996 and thereafter, the Adviser and Administrator have agreed to waive fees or to reimburse the Funds if total operating expenses exceed certain levels. See
"Background and Expense Information" in each Fund's
Prospectus.

	Under the transfer agency agreement, FDISG maintains the investor account records for the Trust, handles certain communications between investors and the Trust, distributes dividends and distributions payable by the Trust and produces statements with respect to account activity for the Trust and its investors. For these services, FDISG receives a monthly fee based on average net assets and is reimbursed for out-of-pocket expenses.

Custodian

	Boston Safe, a wholly-owned subsidiary of Mellon, is located at One Boston Place, Boston, Massachusetts
02108, serves as the Custodian of the Trust pursuant to a custody agreement. Under the custody agreement, Boston Safe holds each Fund's portfolio securities and keeps all necessary accounts and records. For its services, Boston Safe receives a monthly fee from FDISG based upon the month-end market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses.
The assets of the Trust are held under bank custodianship in compliance with the 1940 Act.

Service Organizations

	As stated in the Funds' Prospectuses, a Fund will enter into an agreement with each financial institution which may purchase Class B, Class C or Class E shares.
The Funds will enter into an agreement with each Service Organization whose customers ("Customers") are the beneficial owners of Class B, Class C or Class E shares that requires the Service Organization to provide certain services to Customers in consideration of the Funds' payment of .25%, .35%, or .15%, respectively, of the average daily net asset value of the respective Class beneficially owned by the Customers. Such services with respect to the Class C shares include: (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with a Fund's
Distributor; (ii) processing dividend payments from the Funds on behalf of Customers; (iii) providing information periodically to Customers showing their positions in shares; (iv) arranging for bank wires;
(v) responding to Customer inquiries relating to the services performed by the Service Organization and handling correspondence; (vi) forwarding investor communications from the Funds (such as proxies, investor reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (vii) acting as shareholder of record or nominee; and (viii) other similar account administrative services. In addition, a Service
Organization at its option, may also provide to its Customers of Class C shares (a) a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (b) provide sub-accounting with respect to shares beneficially owned by Customers or the information necessary for sub-accounting; and (c) provide check writing services.
Service Organizations that purchase Class C shares will also provide assistance in connection with the support of the distribution of Class C shares to its Customers, including marketing assistance and the forwarding to Customers of sales literature and advertising provided by a Distributor of the shares. Holders of Class B shares of a Fund will receive the services set forth in
(i) and (v) and may receive one or more of the services set forth in (ii), (iii), (iv), (vi), (vii) and (viii) above. A Service Organization, at its option, may also provide to its Customers of Class B shares services including: (a) providing Customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instruction;
(b) providing sub-accounting with respect to shares beneficially owned by Customers or the information necessary for sub-accounting; (c) providing reasonable assistance in connection with the distribution of shares to Customers; and (d) providing such other similar services as the Fund may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.
Holders of Class E shares of a Fund will receive the services set forth in (i) and (v) above. A Service
Organization, and at its option, may also provide to its Customers of Class E shares services including:
those services set forth in (ii), (iii), (iv), (vi),
(vii) and (viii) above and the optional services set forth in (a), (b) and (c) above.

	Each Fund's agreements with Service Organizations are governed by a Shareholder Services Plan (the
"Plan") that has been adopted by the Trust's Board of Trustees under Rule 12b-1 of the 1940 Act. Under this
Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Fund's agreements with Service Organizations and the purposes for which the expenditures were made.
In addition, the Funds' arrangements with Service
Organizations must be approved annually by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the
"Disinterested Trustees").

	The Board of Trustees has approved the Funds' arrangements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their investors by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Trust's Board of Trustees
(including a majority of the Disinterested Trustees).
So long as the Funds' arrangements with Service
Organizations are in effect, the selection and nomination of the members of the Trust's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust will be committed to the discretion of such non-interested Trustees.

	For the fiscal year ended January 31, 1996, the following service fees were paid by Government
Obligations Money Market Fund:  Class B shares,
$26,709, Class C shares, $3,897, and Class E shares,
$35. For the fiscal year ended January 31, 1995, the following service fees were paid by Government
Obligations Money Market Fund:  Class B shares,
$19,702; no service fees were paid with respect to Class C or Class E shares. For the period February 8,
1993 (commencement of operations) to January 31, 1994,
Government Obligations Money Market Fund paid $771 in service fees with respect to its Class B Shares; no service fees were paid with respect to Class C shares.
For the fiscal year ended January 31, 1996, the following service fees were paid by Cash Management
Fund:  Class B shares, $0, Class C shares, $0, and
Class E shares, $0.  For the fiscal year ended January
31, 1995, the following service fees were paid by Cash
Management Fund:  Class B Shares, $26; Class C Shares,
$2; no service fees were paid with respect to Class E shares. For the period February 8, 1993 (commencement of operations) to January 31, 1994, Cash Management
Fund did not pay any service fees. For the fiscal year ended January 31, 1996, the following service fees were paid by Treasury Instruments Money Market Fund II:
Class B shares, $77,085, Class C shares, $41,889, and
Class E shares, $0.  For the fiscal year ended January
31, 1995, the following service fees were paid by Treasury Instruments Money Market Fund II: Class B
Shares, $83,224; no service fees were paid with respect to Class C or Class E shares. For the period February
8, 1993 (commencement of operations) to January 31,
1994, Treasury Instruments Money Market Fund II paid
$35,867 in service fees with respect to its Class B
Shares; no service fees were paid with respect to Class
C Shares. Class E Shares were not offered by the Funds during the fiscal period ended January 31, 1994.

Expenses

	The Funds' expenses include taxes, interest, fees and salaries of the Trust's Trustees and Officers who are not directors, officers or employees of the Trust's service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to investors, advisory, and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, certain insurance premiums, outside auditing and legal expenses, costs of investor reports and shareholder meetings and any extraordinary expenses. The Funds also pay for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities. The Adviser and FDISG have agreed that if, in any fiscal year, the expenses borne by a Fund exceed the applicable expense limitations imposed by the securities regulations of any state in which shares of the particular Fund are registered or qualified for sale to the public, they will reimburse such Fund for any excess to the extent required by such regulations in the same proportion that each of their fees bears to the Fund's aggregate fees for investment advice and administrative services. Unless otherwise required by law, such reimbursement would be accrued and paid on the same basis that the advisory and administration fees are accrued and paid by such Fund. To the Funds' knowledge, of the expense limitations in effect on the date of this Statement of Additional Information, none is more restrictive than two and one-half percent (2
1/2%) of the first $30 million of a Fund's average net assets, two percent (2%) of the next $70 million of the average net assets and one and one-half percent (1
1/2%) of the remaining average net assets.

ADDITIONAL INFORMATION CONCERNING TAXES

	The following summarizes certain additional tax considerations generally affecting each Fund and its investors that are not described in each Fund's
Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their investors or possible legislative changes, and the discussion here and in each Fund's Prospectus is not intended as a substitute for careful tax planning.
Investors should consult their tax advisers with specific reference to their own tax situation.

	As stated in each Prospectus, each Fund of the Trust is treated as a separate corporate entity under the Code and qualified as a regulated investment company under the Code and intends to so qualify in future years. In order to so qualify for a taxable year, each Fund must satisfy the distribution requirement described in its Prospectus, derive at least 90% of its gross income for the year from certain qualifying sources, comply with certain diversification tests and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months.
Interest (including original issue discount and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

	A 4% nondeductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).
Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income each calendar year to avoid liability for this excise tax.

	If for any taxable year a Fund does not qualify for tax treatment as a regulated investment company, all of its taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to Fund investors. In such event, dividend distributions would be taxable as ordinary income to the Fund's investors to the extent of its current and accumulated earnings and profits, and would be eligible for the dividends received deduction in the case of corporate shareholders.

	Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to any investor who has failed to provide a correct tax identification number in the manner required, or who is subject to withholding by the Internal Revenue Service for failure to properly include on his return payments of taxable interest or dividends, or who has failed to certify to the Fund that he is not subject to backup withholding when required to do so or that he is an "exempt recipient."

	Depending upon the extent of the Funds' activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.
In addition, in those states and localities which have income tax laws, the treatment of the Funds and their investors under such laws may differ from their treatment under federal income tax laws. Investors are advised to consult their tax advisers concerning the application of state and local taxes.

	The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

DIVIDENDS

	Net income of each of the Funds for dividend purposes consists of (i) interest accrued and original issue discount earned on the Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets,
(iii) less accrued expenses directly attributable to the Fund and the general expenses (e.g., legal, accounting and trustees' fees) of the Trust prorated to the Fund on the basis of its relative net assets. In addition, Class B, Class C and Class E shares bear exclusively the expense of fees paid to Service
Organizations with respect to the relevant Class of shares. See "Management of the Funds-Service
Organizations." With respect to the Cash Management
Fund dividends may be based on estimates of net interest income for the Fund. Actual income may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends.

	As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by either of these portfolios, it is possible that the portfolio's net asset value per share may fall below $1.00.

ADDITIONAL YIELD INFORMATION

	The "yields" and "effective yields" are calculated separately for each class of shares of each Fund and in accordance with the formulas prescribed by the SEC. The seven-day yield for each class of shares is calculated by determining the net change in the value of a hypothetical pre-existing account in the particular
Fund which has a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all investor accounts in proportion to the length of the base period and the Fund's average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, an effective annualized yield quotation may be computed on a compounded basis with respect to each class of its shares by adding 1 to the base period return for the class involved (calculated as described above), raising that sum to a power equal to 365/7, and subtracting 1 from the result.

	Similarly, based on the calculations described above, the Funds' 30-day (or one-month) yields and effective yields may also be calculated. Such yields refer to the average daily income generated over a 30-day (or one-month) period, as appropriate.

	Based on the period ended January 31, 1996, the yields and effective yields for each of the Funds were as follows:



7
-
d
a
y

Y
i
e
l
d

7
-
d
a
y

E
f
f
e
c
t
i
v
e

Y
i
e
l
d






Government Obligations
Money Market Fund




Class A Shares

5
 .
4
6


5
 .
6
0
%


Class B Shares
5
 .
2
1

5
 .
3
4
%


Class C Shares
5
 .
1
1

5
 .
2
3
%


Class E Shares
5
 .
3
1

5
 .
4
4
%






Class A Shares*
5
 .
2
8
%

5
 .
4
1
%


Class B Shares*
5
 .
0
3

5
 .
1
5
%


Class C Shares*
4
 .
9
3
%

5
 .
0
4
%


Class E Shares*
5
 .
1
3
%

5
 .
2
5
%






Cash Management Fund







Class A Shares
5
 .
5
1
%

5
 .
6
5
%






Class A Shares*
4
 .
0
1
%

4
 .
0
8
%






Treasury Instruments
Money Market Fund II







Class A Shares
5
 .
3
9
%

5
 .
5
3
%


Class B Shares
5
 .
1
4
%

5
 .
2
6
%


Class C Shares
5
 .
0
4
%

5
 .
1
6
%


Class E Shares
5
 .
2
4
%

5
 .
3
7
%






Class A Shares*
5
 .
2
7
&

5
 .
4
0
%


Class B Shares*
5
 .
0
2
%

5
 .
1
4
%


Class C Shares*
4
 .
9
2
%

5
 .
0
3
%


Class E Shares*
5
 .
1
2
%

5
 .
2
4
%







**estimated yield without fee waivers and/or expense reimbursements

	Class B, Class C and Class E Shares bear the expenses of fees paid to Service Organizations. As a result, at any given time, the net yield of Class B, Class C and Class E Shares could be up to .25%, .35%, and .15% lower than the net yield of Class A Shares, respectively.

	From time to time, in advertisements or in reports to investors, the performance of the Funds may be quoted and compared to that of other money market funds or accounts with similar investment objectives and to stock or other relevant indices. For example, the yields of the Funds may be compared to the Donoghue's
Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT of Holliston, MA
01746, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

	The Funds' yields will fluctuate and any quotation of yield should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time.
Investors should remember that performance and yield are generally functions of the kind and quality of the investments held in a portfolio, portfolio maturity, operating expenses net of waivers and expense reimbursements and market conditions. Any fees charged by Service Organizations or other institutional investors with respect to customer accounts in investing in shares of the Funds will not be included in calculations of yield; such fees, if charged, would reduce the actual yield from that quoted.

ADDITIONAL DESCRIPTION CONCERNING FUND SHARES

	The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940
Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communication in such matters.

	As stated in the Prospectuses for the Funds, holders of each Fund's shares, will vote in the aggregate and not by class on all matters, except where otherwise required by law and except that for each Fund only that Fund's Class B, Class C and Class E shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's arrangements with Service Organizations with respect to the relevant
Class of shares. (See "Management of the Funds-Service
Organizations"). Further, shareholders of all of the Trust's portfolios will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent auditors, the approval of principal underwriting contracts and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

	On August 22, 1994, the Cash Management Fund changed its name from the 100% Government Money Market
Fund to the Cash Management Fund.

COUNSEL

	Willkie Farr & Gallagher, One Citicorp Center, 153
East 53rd Street, New York, New York 10022, serves as counsel to the Trust and will pass upon the legality of the shares offered hereby. Willkie Farr & Gallagher also serves as counsel to Lehman Brothers.

INDEPENDENT AUDITORS

	Ernst & Young LLP, independent auditors, serve as independent auditors to the Fund and render an opinion on each Fund's financial statements. Ernst & Young has offices at 200 Clarendon Street, Boston, Massachusetts
02116-5072.

FINANCIAL STATEMENTS

	The Trust's Annual Report for the fiscal period ended January 31, 1996 is incorporated into this Statement of Additional Information by reference in its entirety.

MISCELLANEOUS

Shareholder Vote

	As used in this Statement of Additional
Information and the Prospectuses for the Funds, a "majority of the outstanding shares" of a Fund or of any other portfolio means the lesser of (1) 67% of the shares of such Fund (irrespective of class) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy or
(2) more than 50% of the outstanding shares of such Fund (irrespective of class) or of the portfolio.

Shareholder and Trustee Liability

	The Trust is organized as a "business trust" under the laws of the Commonwealth of Massachusetts.
Shareholders of such a trust may, under certain circumstances, be held personally liable (as if they were partners) for the obligations of the trust. The
Declaration of Trust of the Trust provides that shareholders of the Funds shall not be subject to any personal liability for the acts or obligations of the Trust and that every note, bond, contract, order or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of a Fund of any shareholder of the Fund held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond its investment in a Fund on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

	The Trust's Declaration of Trust provides further that no Trustee, Officer or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust, nor shall any Trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence in the performance of his duties or by reason of reckless disregard of his obligations and duties as Trustee. It also provides that all persons having any claim against the Trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee, and that the Trustees have the power, but not the duty, to indemnify officers and employees of the Trust unless such person would not be entitled to indemnification had he been a Trustee.

Municipal Money Market Fund
Tax-Free Money Market Fund

Investment Portfolios Offered By
Lehman Brothers Institutional Funds Group Trust


Statement of Additional Information

May 30, 1996

	This Statement of Additional Information is meant to be read in conjunction with the Prospectuses for the Municipal Money Market Fund and Tax-Free Money Market
Fund portfolios, each dated May 30, 1996, as amended or supplemented from time to time, and is incorporated by reference in its entirety into each Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Municipal
Money Market Fund or Tax-Free Money Market Fund portfolios should be made solely upon the information contained herein. Copies of the Prospectuses for Municipal Money Market Fund and Tax-Free Money Market
Fund may be obtained by calling Lehman Brothers Inc.
("Lehman Brothers") at 1-800-368-5556. Capitalized terms used but not defined herein have the same meanings as in the Prospectuses.

TABLE OF CONTENTS


P
a
g
e



The Trust
2



Investment Objective and
Policies
2



Municipal Obligations
8



Additional Purchase and
Redemption Information
9



Management of the Funds
1
1



Additional Information
Concerning Taxes
1
9



Dividends
2
1



Additional Yield Information

2
1



Additional Description
Concerning Fund Shares
2
3



Counsel
2
3



Independent Auditors
2
4



Financial Statements
2
4



Miscellaneous
2
4



Appendix
A
-
1






THE TRUST

	Lehman Brothers Institutional Funds Group Trust
(the "Trust") is an open-end management investment company. The Trust currently includes a family of portfolios, two of which are Municipal Money Market
Fund and Tax-Free Money Market Fund (individually, a
"Fund", collectively, the "Funds").

	Although the Funds have the same Investment
Adviser, Lehman Brothers Global Asset Management, Inc.
(the "Adviser"), and have comparable investment objectives, their yields will normally vary due to their differing cash flows and their differing types of portfolio securities (for example, the Tax-Free Money
Market Fund invests only in First Tier Eligible
Securities whereas the Municipal Money Market Fund may invest in Eligible Securities that are not First Tier).

	THIS STATEMENT OF ADDITIONAL INFORMATION AND
FUNDS' PROSPECTUSES RELATE PRIMARILY TO THE FUNDS AND
DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES,
OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE
FUNDS. INVESTORS WISHING TO OBTAIN SIMILAR INFORMATION
REGARDING THE TRUST'S OTHER PORTFOLIOS MAY OBTAIN
INFORMATION DESCRIBING THEM BY CONTACTING LEHMAN
BROTHERS AT 1-800-368-5556.

INVESTMENT OBJECTIVE AND POLICIES

	As stated in the Funds' Prospectuses, the investment objective of each Fund is to provide as high a level of current income exempt from federal income tax as is consistent with relative stability of principal. The following policies supplement the description of each Fund's investment objective and policies as contained in the applicable Prospectus.

	The Funds are managed to provide stability of capital while achieving competitive yields. The Adviser intends to follow a value-oriented, research-driven and risk-averse investment strategy, engaging in a full range of economic, strategic, credit and market-specific analyses in researching potential investment opportunities.

Portfolio Transactions

	Subject to the general control of the Trust's
Board of Trustees, the Adviser is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds. Purchases of portfolio securities are usually principal transactions without brokerage commissions.
In making portfolio investments, the Adviser seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, the Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide the Trust with research advice or other services.

	Transactions in the over-the-counter market are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

	Investment decisions for each Fund are made independently from those for the Trust's other portfolios or other investment company portfolios or accounts managed by the Adviser. Such other portfolios may invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time on behalf of such other portfolios, transactions are averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each portfolio, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained for the Funds. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for such other portfolios in order to obtain best execution.

	The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with Lehman Brothers or the Adviser or any affiliated person (as such term is defined in the Investment Company Act of 1940, as amended (the "1940
Act")) of any of them, except to the extent permitted by the Securities and Exchange Commission (the "SEC").
In addition, the Funds will not purchase "Municipal
Obligations" during the existence of any underwriting or selling group relating thereto of which Lehman
Brothers or any affiliate thereof is a member, except to the extent permitted by the SEC. "Municipal
Obligations" consist of municipal obligations (as defined in each Fund's Prospectus) and tax-exempt derivatives such as tender option bonds, participation's, beneficial interests in trusts and partnership interests. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment company portfolios which have a similar investment objective but are not subject to such limitations. Furthermore, with respect to such transactions, securities, deposits and agreements a Fund will not give preference to Service Organizations with which a Fund enters into agreements. (See the Prospectuses, "Management of the Fund-Service Organizations").

	The Funds may participate, if and when
practicable, in bidding for the purchase of Municipal
Obligations directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be in a Fund's interest.

	The Funds may seek profits through short-term trading. Each Fund's annual portfolio turnover will be relatively high, but brokerage commissions are normally not paid on money market instruments and the Funds' portfolio turnover is not expected to have a material effect on the net incomes of the Funds. Each Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Additional Information on Investment Practices

	Variable and Floating Rate Instruments.  Municipal
Obligations purchased by the Funds may include variable and floating rate instruments, which provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectuses. In some cases the Funds may require that the obligation to pay the principal of the instrument be backed by a letter or line of credit or guarantee. Such instruments may carry stated maturities in excess of 397 days provided that the maturity-shortening provisions stated in Rule 2a-7 under the 1940 Act are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, the Funds may be entitled to principal on demand and may be able to resell such notes in the dealer market.

	Variable and floating rate demand instruments held by a Fund may have maturities of more than thirteen months provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and
(ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months (397 days). Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to the 10% limitation on such investments.

	In determining a Fund's average weighted portfolio maturity and whether a variable or floating rate demand instrument has a remaining maturity of thirteen months or less, each instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable or floating rate demand instrument is of comparable quality at the time of purchase to securities in which a Fund may invest, the Adviser will follow guidelines adopted by the Trust's Board of Trustees.

	Tender Option Bonds.  Each Fund may invest up to
10% of the value of its assets in tender option bonds.
A Fund will not purchase tender option bonds unless
(a) the demand feature applicable thereto is exercisable by the Fund within 13 months of the date of such purchase upon no more than 30 days' notice and thereafter is exercisable by the Fund no less frequently than annually upon no more than 30 days' notice and (b) at the time of such purchase, the Adviser reasonably expects that, (i) based upon its assessment of current and historical interest rate trends, prevailing short-term tax-exempt rates will not exceed the stated interest rate on the underlying
Municipal Obligations at the time of the next tender fee adjustment and (ii) the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. At the time of each tender opportunity, a Fund will exercise the tender option with respect to any tender option bonds unless the Adviser reasonably expects that, (a) based upon its assessment of current and historical interest rate trends, prevailing short-term tax-exempt rates will not exceed the stated interest rate on the underlying
Municipal Obligations at the time of the next tender fee adjustment and (b) the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. The Funds will exercise the tender feature with respect to tender option bonds, or otherwise dispose of their tender option bonds, prior to the time the tender option is scheduled to expire pursuant to the terms of the agreement under which the tender option is granted. The Funds otherwise will comply with the provisions of Rule 2a-7 under the 1940
Act in connection with the purchase of tender option bonds, including, without limitation, the requisite determination by the Board of Trustees that the tender option bonds in question meet the quality standards described in Rule 2a-7. In the event of a default of the Municipal Obligation underlying a tender option bond, or the termination of the tender option agreement, a Fund would look to the maturity date of the underlying security for purposes of compliance with Rule 2a-7 and, if its remaining maturity was greater than 13 months, the Fund would sell the security as soon as would be practicable. Each Fund will purchase tender option bonds only when it is satisfied that
(a) the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax-exempt status of the underlying Municipal Obligations and (b) payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond arrangement, each Fund expects to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

	When-Issued Securities.  As stated in the Funds'
Prospectuses, the Funds may purchase Municipal
Obligations on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase when-issued securities, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case that Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.
Because that Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, such Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objective. Each
Fund reserves the right to sell the securities before the settlement date if it is deemed advisable.

	Stand-By Commitments.  Each Fund may acquire
"stand-by commitments" with respect to Municipal
Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as "put" options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal
Obligations and may be sold, transferred or assigned only with the instruments involved. A Fund's right to exercise stand-by commitments will be unconditional and unqualified.

	The amount payable to a Fund upon its exercise of a stand-by commitment will normally be (i) the Fund's acquisition cost of the Municipal Obligations
(excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period.

	Each Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of that Fund's total assets calculated immediately after each stand-by commitment is acquired.

	Each Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the opinion of the Adviser, present minimal credit risks. A Fund's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

	Each Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Municipal Obligations, which would continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by a Fund would be valued at zero in determining net asset value.
Where a Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by that Fund.

	Participations. Each Fund may purchase from financial institutions tax-exempt participation interests in Municipal Obligations. A participation interest gives a Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total amount of the Municipal Obligation. These instruments may have floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Trust's Board of Trustees has determined meets certain quality standards or the payment obligation otherwise will be collateralized by obligations of the U.S. government and its agencies and instrumentalities
("U.S. Government securities") Each Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's interest in the Municipal Obligations, plus accrued interest. Each
Fund will invest no more than 5% of its total assets in participation interests.

	Illiquid Securities. A Fund may not invest more than 10% of its total net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation.

	The SEC has adopted Rule 144A under the Securities
Act of 1933, as amended (the "1933 Act") which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933
Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional municipal securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL system sponsored by the National Association of Securities Dealers.

	The Adviser will monitor on an ongoing basis the liquidity of restricted securities under the supervision of the Board of Trustees. In reaching liquidity decisions with respect to Rule 144A securities, the Adviser will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for a Rule 144A security; (3) the number of dealers willing to purchase or sell the Rule 144A security and the number of other potential purchasers;
(4) dealer undertakings to make a market in the Rule
144A security; (5) the trading markets for the Rule
144A security; and (6) the nature of the Rule 144A security and the nature of marketplace trades
(including the time needed to dispose of the Rule 144A security, methods of soliciting offers and mechanics of transfer).

	The Appendix to this Statement of Additional
Information contains a description of the relevant rating symbols used by nationally recognized statistical rating organizations ("NRSROs") for
Municipal Obligations that may be purchased by the Funds.

Investment Limitations

	The Funds' Prospectuses summarize certain investment limitations that may not be changed without the affirmative vote of the holders of a majority of a Fund's outstanding shares (as defined below under "Miscellaneous"). Investment limitations numbered 1 through 7 may not be changed without such a vote of shareholders; investment limitations 8 through 13 may be changed by a vote of the Trust's Board of Trustees at any time.



	A Fund may not:

	 1.	Purchase the securities of any issuer if as a
result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer except that up to 25% of the value of the Fund's assets may be invested without regard to this 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.

 2.	Borrow money, except that the Fund may (i) borrow
money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the Adviser or an affiliate of the Adviser, and (ii) engage in reverse repurchase agreements, provided that
(i) and (ii) in combination do not exceed one-third of the value of the particular Fund's total assets
(including the amount borrowed) less liabilities (other than borrowings). A Fund may not mortgage, pledge or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the particular Fund's total assets. Additional investments will not be made when borrowings exceed 5% of the Fund's assets.

 3.	Make loans, except that a Fund may (i) purchase or
hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, (iii) lend portfolio securities and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the Adviser or an affiliate of the Adviser.

	 4.	Act as an underwriter of securities, except
insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.

	 5.	Purchase or sell real estate or real estate
limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.

	 6.	Purchase or sell commodities or commodity
contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases.

	 7.	Purchase any securities which would cause 25%
or more of the value of its total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Government securities.

	 8.	Knowingly invest more than 10% of the value
of the Fund's assets in securities that may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations.

	 9.	Purchase securities on margin, make short
sales of securities or maintain a short position.

	10.	Write or sell puts, calls, straddles, spreads
or combinations thereof.

	11.	Invest in securities if as a result the Fund
would then have more than 15% (or such lesser amount as set by state securities laws) of its total assets in securities of companies (including predecessors) with less than three years of continuous operation.

	12.	Purchase securities of other investment
companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization.

	13.	Invest in warrants.

	In addition, without the affirmative vote of the holders of a majority of a Fund's outstanding shares, such Fund may not change its policy of investing at least 80% of its total assets (except during temporary defensive periods) in Municipal Obligations in the case of Municipal Money Market Fund, and in obligations the interest on which is exempt from federal income tax in the case of the Tax-Free Money Market Fund.

	In order to permit the sale of Fund shares in certain states, the Funds may make commitments more restrictive than the investment policies and limitations above. Should a Fund determine that any such commitments are no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved.

MUNICIPAL OBLIGATIONS

In General

	Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are or were issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal
Obligations if the interest paid thereon is exempt from federal income tax. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income taxes are rendered by counsel to the issuers or bond counsel to the respective issuing authorities at the time of issuance.
Neither the Funds nor the Adviser will review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

	The Funds may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed rate Municipal Obligations held by a bank as trustee or custodian are coupled with tender option, demand and other features when tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender
(or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal
Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal securities at its face value to the sponsor (usually a bank or broker-dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The
Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue
Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Adviser will review independently the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinions.

	As described in the Funds' Prospectuses, the two principal classifications of Municipal Obligations consist of "general obligation" and "revenue" issues, and each Fund's portfolio may include "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal
Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Obligations. It should be recognized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while
Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield.
Subsequent to its purchase by a Fund, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

	An issuer's obligations under its Municipal
Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal
Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes.
The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

	Among other instruments, each Fund may purchase short-term General Obligation Notes, Tax Anticipation
Notes, Bond Anticipation Notes, Revenue Anticipation
Notes, Tax-Exempt Commercial Paper, Construction Loan
Notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, each Fund may invest in other types of tax-exempt instruments such as municipal bonds, private activity bonds and pollution control bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

	The payment of principal and interest on most securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. The
District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities, and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Funds' Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

	Information on how to purchase and redeem each Fund's shares is included in the applicable Prospectus.
The issuance of a Fund's shares is recorded on a Fund's books, and share certificates are not issued.

	The regulations of the Comptroller of the Currency
(the "Comptroller") provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of Municipal Money Market
Fund or Tax-Free Money Market Fund shares by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

	Conflict of interest restrictions may apply to an institution's receipt of compensation paid by a Fund on fiduciary funds that are invested in a Fund's Class B, or Class C or Class E shares. Institutions, including banks regulated by the Comptroller and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in a Fund's Class B, Class C or Class E shares.

	Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York
Stock Exchange ("NYSE") is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.) In addition, a Fund may redeem shares involuntarily in certain other instances if the Board of Trustees determines that failure to redeem may have material adverse consequences to that Fund's investors in general. Each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of such Fund's net asset value, whichever is less, for any one investor within a 90-day period. Any redemption beyond this amount will also be in cash unless the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable. In such a case, a Fund may make payment wholly or partly in readily marketable securities or other property, valued in the same way as that Fund determines net asset value. See "Net Asset Value" below for an example of when such redemption or form of payment might be appropriate. Redemption in kind is not as liquid as a cash redemption. Shareholders who receive a redemption in kind may incur transaction costs, if they sell such securities or property, and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.

	Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a "Master Account").
Institutions investing in more than one of the Trust's portfolios or classes of shares must maintain a separate Master Account for each portfolio or class of shares. Sub-accounts may be established by name or number either when the Master Account is opened or later.

Net Asset Value

	Each Fund's net asset value per share is calculated separately for each class by dividing the total value of the assets belonging to such Fund attributable to a class, less the value of any class-specific liabilities charged to such Fund, by the total number of that Fund's shares of that class outstanding.
"Assets belonging to" a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange or liquidation of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of the Trust not belonging to a particular Fund. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of that Fund and the Trust's other portfolios.
Determinations made in good faith and in accordance with generally accepted accounting principles by the Trust's Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive.

	As stated in the applicable Prospectus, in computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate amortization of any discount or premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method provides certainty in portfolio valuation, it may result in valuations of a Fund's securities which are higher or lower than the market value of such securities.

	In connection with its use of amortized cost valuation, each Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 13 months (397 days) (with certain exceptions). The Trust's Board of Trustees has also established, pursuant to rules promulgated by the SEC, procedures that are intended to stabilize each Fund's net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as its considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund's average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

MANAGEMENT OF THE FUNDS

Trustees and Officers

	The Trust's Trustees and Executive Officers, their addresses, principal occupations during the past five years and other affiliations are as follows:

Name
and
Address
Positi
on
with
the
Trust
Principal
Occupations
During Past 5
Years and
Other
Affiliations





JAMES
A.
CARBONE
(1)
3 World
Financi
al
Center
New
York,
NY
10285
Age:
43
Co-
Chairm
an of
the
Board
and
Truste
e
Director,
Lehman
Brothers
Global Asset
Management
K.K.; Managing
Director,
Lehman
Brothers Inc.;
formerly
Branch
Manager,
Lehman
Brothers Japan
Inc.; formerly
Chairman,
Lehman
Brothers Asia
Holdings
Limited; and
formerly
Manager --
Debt
Syndicate,
Origination &
Corporate
Bonds, Lehman
Brothers Inc.





ANDREW
GORDON
(1)
3 World
Financi
al
Center
New
York,
NY
10285
Age: 42

Co-
Chairm
an of
the
Board,
Truste
e and
Presid
ent
Managing
Director,
Lehman
Brothers.





CHARLES
F.
BARBER
(2)(3)
66
Glenwoo
d Drive
Greenwi
ch, CT
06830
Age: 78
Truste
e
Consultant;
formerly
Chairman of
the Board,
ASARCO
Incorporated.






BURT N.
DORSETT
 (2)(3)
201
East
62nd
Street
New
York,
NY
10022
Age: 65
Truste
e
Managing
Partner,
Dorsett McCabe
Capital
Management,
Inc., an
investment
counseling
firm;
Director,
Research
Corporation
Technologies,
a non-profit
patent-clearin
g and
licensing
operation;
formerly
President,
Westinghouse
Pension
Investments
Corporation;
formerly
Executive Vice
President and
Trustee,
College
Retirement
Equities Fund,
Inc., a
variable
annuity fund;
and formerly
Investment
Officer,
University of
Rochester.






EDWARD
J.
KAIER (
2)(3)
1100
One
Penn
Center
Philade
lphia,
PA
19103
Age: 50

Truste
e
Partner with
the law firm
of Hepburn
Willcox
Hamilton &
Putnam.





S.
DONALD
WILEY (
2)(3)
USX
Tower
Pittsbu
rgh, PA
15219
Age: 69
Truste
e
Vice Chairman
and Trustee,
H.J. Heinz
Company
Foundation;
prior to
October 1990,
Senior Vice
President,
General
Counsel and
Secretary,
H.J. Heinz
Company.






JOHN M.
WINTERS
3 World
Financi
al
Center
New
York,
NY
10285
Age: 46

Vice
Presid
ent
and
Invest
ment
Office
r
Senior Vice
President and
Senior Money
Market
Portfolio
Manager,
Lehman
Brothers
Global Asset
Management,
Inc.; formerly
Product
Manager with
Lehman
Brothers
Capital
Markets Group.





NICHOLA
S
RABIECK
I, III
3 World
Financi
al
Center
New
York,
NY
10285
Age: 39
Vice
Presid
ent
and
Invest
ment
Office
r
Vice President
and Senior
Portfolio
Manager,
Lehman
Brothers
Global Asset
Management,
Inc.; formerly
Senior Fixed
Income
Portfolio
Manager with
Chase Private
Banking.








MICHAEL
C.
KARDOK
One
Exchang
e Place
Boston,
MA
02109
Age: 36
Treasu
rer
Vice
President,
First Data
Investor
Services
Group, Inc.;
prior to May
1994, Vice
President, The
Boston Company
Advisors, Inc.





PATRICI
A L.
BICKIME
R
One
Exchang
e Place
Boston,
MA
02109
Age: 42
Secret
ary
Vice President
and Associate
General
Counsel, First
Data Investor
Services
Group, Inc.;
prior to May
1994, Vice
President and
Associate
General
Counsel, The
Boston Company
Advisors, Inc.

________________

1. Considered by the Trust to be "interested persons" of the Trust as defined in the 1940 Act.
2.  Audit Committee Member.
3.  Nominating Committee Member.

	Messrs. Carbone, Gordon and Dorsett serve as
Trustees or Directors of other investment companies for which Lehman Brothers, the Adviser or one of their affiliates serve as distributor and investment adviser.

	No employee of Lehman Brothers, the Adviser or First Data Investor Services Group, Inc. ("FDISG")
(formerly named The Shareholder Services Group, Inc.), the Trust's Administrator and Transfer Agent, receives any compensation from the Trust for acting as an Officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Lehman Brothers, the Adviser or FDISG or any of their affiliates, a fee of $20,000 per annum plus $1,250 per meeting attended and reimburses them for travel and out-of-pocket expenses.

	For the fiscal year ended January 31, 1996, such fees and expenses totaled $2,590 for the Municipal
Money Market Fund and $1,227 for the Tax-Free Money
Market Fund and $109,882 for the Trust in the aggregate. As of January 31, 1996, Trustees and
Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Fund.

	By virtue of the responsibilities assumed by Lehman Brothers, the Adviser, FDISG and their affiliates under their respective agreements with the Trust, the Trust itself requires no employees in addition to its Officers.

	The following table sets forth certain information regarding the compensation of the Trust's Trustees during the fiscal year ended January 31, 1996. No executive officer or person affiliated with the Trust received compensation from the Trust during the fiscal year ended January 31, 1996 in excess of $60,000.


COMPENSATION TABLE



N
a
m
e

o
f

P
e
r
s
o
n

a
n
d

P
o
s
i
t
i
o
n



A
g
g
r
e
g
a
t
e

C
o
m
p
e
n
s
a
t
i
o
n

f
r
o
m

t
h
e

T
r
u
s
t



Pe
ns
io
n
or
Re
ti
re
me
nt
Be
ne
fi
ts
Ac
cr
ue
d
as
Pa
rt
of
Tr
us
t
Ex
pe
ns
es


E
s
t
i
m
a
t
e
d

A
n
n
u
a
l

B
e
n
e
f
i
t
s

U
p
o
n

R
e
t
i
r
e
m
e
n
t


T
o
t
a
l

C
o
m
p
e
n
s
a
t
i
o
n

F
r
o
m

t
h
e

T
r
u
s
t

a
n
d

F
u
n
d

C
o
m
p
l
e
x

P
a
i
d

t
o

T
r
u
s
t
e
e
s
*








J
a
m
e
s

A
 .

C
a
r
b
o
n
e
,

C
o
-
C
h
a
i
r
m
a
n

o
f

t
h
e

B
o
a
r
d

a
n
d

T
r
u
s
t
e
e

$
0

$0
N
/
A

$
0

(
2
)








A
n
d
r
e
w

G
o
r
d
o
n
,

C
o
-
C
h
a
i
r
m
a
n

o
f

t
h
e

B
o
a
r
d
,

T
r
u
s
t
e
e

a
n
d

P
r
e
s
i
d
e
n
t

$
0

$0
N
/
A

$
0

(
2
)








C
h
a
r
l
e
s

B
a
r
b
e
r
,

T
r
u
s
t
e
e

$
2
5
,
0
0
0

$0
N
/
A

$
2
5
,
0
0
0
(
1
)








B
u
r
t

N
 .

D
o
r
s
e
t
t
,

T
r
u
s
t
e
e

$
2
5
,
0
0
0

$0
N
/
A

$
5
2
,
5
0
0
(
2
)








E
d
w
a
r
d

J
 .

K
a
i
e
r
,

T
r
u
s
t
e
e

$
2
5
,
0
0
0

$0
N
/
A

$
2
5
,
0
0
0
(
1
)








S
 .

D
o
n
a
l
d

W
i
l
e
y
,

T
r
u
s
t
e
e

$
2
5
,
0
0
0

$0
N
/
A

$
2
5
,
0
0
0
(
1
)





__________________________________
* Represents the total compensation paid to such persons by all investment companies (including the Trust) from which such person received compensation during the fiscal year ended January 31, 1996 that are considered part of the same "fund complex" as the Trust because they have common or affiliated investment advisers. The parenthetical number represents the number of such investment companies, including the Trust.

Distributor

	Lehman Brothers acts as the Distributor of each Fund's shares. Lehman Brothers, located at 3 World
Financial Center, New York, New York 10285, is a wholly-owned subsidiary of Lehman Brothers Holdings
Inc. ("Holdings").  As of February 16, 1996, Nippon
Life Insurance Company beneficially owned approximately
8.9%, FMR Corp. beneficially owned approximately 7.3%, and Prudential Asset Management beneficially owned approximately 5.5% of the outstanding voting securities of Holdings. Each Fund's shares are sold on a continuous basis by Lehman Brothers. The Distributor pays the cost of printing and distributing prospectuses to persons who are not investors of a Fund (excluding preparation and printing expenses necessary for the continued registration of a Fund's shares) and of preparing, printing and distributing all sales literature. No compensation is payable by a Fund to Lehman Brothers for its distribution services.

	Lehman Brothers is comprised of several major operating business units. Lehman Brothers Institutional
Funds Group is the business group within Lehman
Brothers that is primarily responsible for the distribution and client service requirements of the Trust and its investors. Lehman Brothers Institutional
Funds Group has been serving institutional clients' investment needs exclusively for more than 20 years, emphasizing high quality individualized service to clients.

Investment Adviser

	Lehman Brothers Global Asset Management, Inc.
serves as the Investment Adviser to each of the Funds.
The Adviser, located at 3 World Financial Center, New
York, New York 10285, is a wholly-owned subsidiary of Holdings. The investment advisory agreements provide that the Adviser is responsible for all investment activities of the Fund, including executing portfolio strategy, effecting Fund purchase and sale transactions and employing professional portfolio managers and security analysts who provide research for the Funds.

	Investment personnel of the Adviser may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

	The Investment Advisory Agreement with respect to each of the Funds was most recently approved by the Trust's Board of Trustees, including a majority of the Trust's "non-interested" Trustees, on December 5, 1995 and by shareholders on January 31, 1996. The
Investment Advisory Agreements commenced on February 1,
1996 and will continue until February 1, 1998 unless terminated or amended prior to that date according to its terms. The Investment Advisory Agreements will continue initially for a two-year period and automatically for successive annual periods thereafter provided the continuance is approved annually (i) by the Trust's Board of Trustees or (ii) by a vote of a "majority" (as defined in the 1940 Act) of a Fund's outstanding voting securities, except that in either event the continuance is also approved by a majority of the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act). Each Investment
Advisory Agreement may be terminated (i) on 60 days' written notice by the Trustees of the Trust, (ii) by vote of holders of a majority of a Fund's outstanding voting securities, or upon 90 days' written notice by Lehman Brothers, or (iii) automatically in the event of its assignment (as defined in the 1940 Act).

	Effective February 1, 1996, as compensation for the Adviser's services rendered to the Fund, the Adviser is entitled to a fee, computed daily and paid monthly, at the annual rate of .20% of the average daily net assets of the Fund. Prior to February 1, 1996, the Adviser was entitled to a fee, computed daily and paid monthly, at the annual rate of .10% of the average net assets of the Fund. For the fiscal period ended January 31, 1994 and the fiscal years ended
January 31, 1995 and 1996, the Adviser was entitled to receive advisory fees in the following amounts: the Municipal Money Market Fund, $103,318, $223,512 and
$172,515, respectively, and the Tax-Free Money Market
Fund, $15,640, $59,392 and $76,038, respectively.
Waivers by the Adviser of advisory fees and reimbursement of expenses to maintain the Funds' operating expense ratios at certain levels amounted to:
the Municipal Money Market Fund, $103,318 and $133,212, respectively, for the fiscal period ended January 31, 1994, $150,715 and $0, respectively, for the fiscal year ended January 31, 1995 and $44,040 and $0, respectively, for the fiscal year ended January 31, 1996; and the Tax-Free Money Market Fund $15,640 and
$139,234, respectively for the fiscal period ended
January 31, 1994, $59,392 and $9,042, respectively, for the fiscal year ended January 31, 1995 and $48,697 and $0, respectively, for the fiscal year ended January 31, 1996. In order to maintain competitive expense ratios during 1996 and thereafter, the Adviser and Administrator have agreed to voluntary fee waivers and expense reimbursements for each of the Funds if total operating expenses exceed certain levels. See
"Background and Expense Information" in each Fund's
Prospectus.

Principal Holders

	On March 15, 1996, the principal holders of Class
A Shares of Municipal Money Market Fund were as follows: Society Asset Management, Inc., 127 Public
Square, 19th Floor, Cleveland, OH 44114, 18.78% shares held of record; Synopsys Inc., 700 East Middlefield
Road, Mountain View, CA 94043, 15.00% shares held of record; Van Kampen Merritt Investment Advisory Corp.,
225 Franklin Street, Boston, MA 02105, 13.49% shares held of record; Deposit Guaranty National Bank, Trust
Division, P.O. Box 23100, Jackson, MS 39225-3100, 7.33%
shares held of record; Employers Reinsurance
Corporation, P.O. Box 2991, Overland Park, KS  66201,
6.97% shares held of record; Publix Supermarket, P.O.
Box 407, Lakeland, FL 33802, 6.69% shares held of record; The Gap, Inc., 900 Cherry Avenue, San Bruno, CA
94066, 6.41% shares held of record; and Oracle
Corporation, 500 Oracle Parkway, Box 659506, Redwood
Shore, CA 94065, 5.22% shares held of record. The principal holder of Class C Shares of Municipal Money
Market Fund as of March 15, 1996 was FNB Nominee
Company, 614 Philadelphia Street, Indiana, PA 15701, with 99.99% shares held of record.

	As of March 15, 1996, there were no investors in Class B or Class E Shares of Municipal Money Market
Fund and all outstanding shares were held by Lehman
Brothers.

	Principal holders of Class A Shares of Tax-Free
Money Market Fund as of March 15, 1996 were as follows:
Theodore G. Schwartz Revocable Trust, Under Authority dated 4/4/86, P.O. Box 4464, Northbrook, IL 60065,
24.20% shares held of record; Trulin & Co., P.O. Box
1412, Rochester, NY 14603, 12.85% shares held of record; Bank of Boston, 150 Royal Street, Canton, MA
02021, 6.52% shares held of record; Schwartz 1994
Children's Trust, #2, Under Authority dated 4/2/94,
P.O. Box 4464, Northbrook, IL 60065, 6.18% shares held of record; and Schwartz 1994 Children's Trust, #1,
Under Authority dated 4/2/94, P.O. Box 4464,
Northbrook, IL  60065, 6.18% shares held of record.

	As of March 15, 1996, there were no investors in Class B, Class C, or Class E Shares of Tax-Free Money
Market Fund and all outstanding shares were held by Lehman Brothers.

	The investors described above have indicated that they each hold their shares on behalf of various accounts and not as beneficial owners. To the extent that any investor is the beneficial owner of more than 25% of the outstanding shares of a Fund, such investor may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.

Administrator and Transfer Agent

	FDISG, a subsidiary of First Data Corporation, is located at One Exchange Place, Boston, Massachusetts
02109, and serves as the Trust's Administrator and Transfer Agent. As the Trust's Administrator, FDISG has agreed to provide the following services:
(i) assist generally in supervising a Fund's operations, providing and supervising the operation of an automated data processing system to process purchase and redemption orders, providing information concerning a Fund to its investors of record, handling investor problems, supervising the services of employees and monitoring the arrangements pertaining to a Fund's agreements with Service Organizations; (ii) prepare reports to the Funds' investors and prepare tax returns and reports to and filings with the SEC; (iii) compute the respective net asset value per share of each Fund;
(iv) provide the services of certain persons who may be elected as trustees or appointed as officers of the Trust by the Board of Trustees; and (v) maintain the registration or qualification of a Fund's shares for sale under state securities laws. FDISG is entitled to receive, as compensation for its services rendered under an administration agreement, an administrative fee, computed daily and paid monthly, at the annual rate of .10% of the average daily net assets of each Fund. FDISG pays Boston Safe Deposit and Trust Company
("Boston Safe"), the Fund's Custodian, a portion of its monthly administration fee for custody services rendered to the Funds.

	Prior to May 6, 1994, The Boston Company Advisors,
Inc. ("TBCA"), a wholly-owned subsidiary of Mellon Bank
Corporation ("Mellon"), served as Administrator of the Funds. On May 6, 1994, FDISG acquired TBCA's third party mutual fund administration business from Mellon, and each Fund's administration agreement with TBCA was assigned to FDISG. For the fiscal period ended January
31, 1994 and the fiscal years ended January 31, 1995 and 1996, the Administrator was entitled to receive administration fees in the following amounts: the Municipal Money Market Fund, $103,318, $223,512 and
$172,515, respectively, and the Tax-Free Money Market
Fund, $15,640, $59,392 and $76,038, respectively.
Waivers by the Administrator of administration fees and reimbursement of expenses to maintain the Funds' operating expense ratios at certain levels amounted to:
the Municipal Money Market Fund, $103,318 and $28,669, respectively, for the fiscal period ended January 31, 1994, $171,438 and $0, respectively, for the fiscal year ended January 31, 1995, and $127,184 and $0, respectively, for the fiscal year ended January 31, 1996; and the Tax-Free Money Market Fund, $15,640 and
$10,485, respectively, for the fiscal period ended
January 31, 1994, $44,947 and $0, respectively, for the fiscal year ended January 31, 1995, and $56,170 and $0, respectively, for the fiscal year ended January 31, 1996. In order to maintain competitive expense ratios during 1996 and thereafter, the Adviser and Administrator have agreed to reimburse the Funds if total operating expenses exceed certain levels. See
"Background and Expense Information" in each Fund's
Prospectus.

	Under the transfer agency agreement, FDISG maintains the investor account records for the Trust, handles certain communications between investors and the Trust, distributes dividends and distributions payable by the Trust and produces statements with respect to account activity for the Trust and its investors. For these services, FDISG receives a monthly fee based on average net assets and is reimbursed for out-of-pocket expenses.

Custodian

	Boston Safe, a wholly-owned subsidiary of Mellon, is located at One Boston Place, Boston, Massachusetts
02108, and serves as the Custodian of the Trust pursuant to a custody agreement. Under the custody agreement, Boston Safe holds each Fund's portfolio securities and keeps all necessary accounts and records. For its services, Boston Safe receives a monthly fee from FDISG based upon the month-end market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The assets of the Trust are held under bank custodianship in compliance with the 1940 Act.

Service Organizations

	As stated in the Funds' Prospectuses, a Fund will enter into an agreement with each financial institution which may purchase Class B, Class C or Class E shares.
The Fund will enter into an agreement with each Service
Organization whose customers ("Customers") are the beneficial owners of Class B, Class C or Class E shares and that requires the Service Organization to provide certain services to Customers in consideration of such Fund's payment of .25%, .35 or .15%, respectively, of the average daily net asset value of the respective class held by the Service Organization for the benefit of Customers. Such services with respect to the Class C shares include: (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with a Fund's Distributor; (ii) processing dividend payments from a Fund on behalf of Customers; (iii) providing information periodically to Customers showing their positions in a Fund's shares; (iv) arranging for bank wires; (v) responding to Customer inquiries relating to the services performed by the Service Organization and handling correspondence; (vi) forwarding investor communications from a Fund (such as proxies, investor reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to Customers; (vii) acting as shareholder of record or nominee; and (viii) other similar account administrative services. In addition, a Service
Organization at its option, may also provide to its Customers of Class C shares (a) a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (b) provide sub-accounting with respect to shares beneficially owned by Customers or the information necessary for sub-accounting; and (c) provide checkwriting services.
Service Organizations that purchase Class C shares will also provide assistance in connection with the support of the distribution of Class C shares to its Customers, including marketing assistance and the forwarding to Customers of sales literature and advertising provided by the Distributor of the shares. Holders of Class B shares of a Fund will receive the services set forth in
(i) and (v) and may receive one or more of the services set forth in (ii), (iii), (iv), (vi), (vii) and (viii) above. A Service Organization, at its option, may also provide to its Customers of Class B shares services including: (a) providing Customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instruction;
(b) providing sub-accounting with respect to shares beneficially owned by Customers or the information necessary for sub-accounting; (c) providing reasonable assistance in connection with the distribution of shares to Customers; and (d) providing such other similar services as the Fund may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.
Holders of Class E shares of a Fund will receive the services set forth in (i) and (v), above. A Service
Organization, at its option, may also provide to its Customers of Class E shares servicing including those services set forth in (ii), (iii), (iv), (vi), (vii) and (viii) above and the optional services set forth in
(a), (b) and (c), above.

	Each Fund's agreements with Service Organizations are governed by a Shareholder Services Plan (the
"Plan") that has been adopted by the Trust's Board of Trustees pursuant to an exemptive order granted by the SEC. Under this Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under each Fund's agreements with Service
Organizations and the purposes for which the expenditures were made. In addition, a Fund's arrangements with Service Organizations must be approved annually by a majority of the Trust's
Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested
Trustees").

	The Board of Trustees has approved each Fund's arrangements with Service Organizations based on information provided by the Trust's service contractors that there is a reasonable likelihood that the arrangements will benefit such Fund and its investors by affording the Fund greater flexibility in connection with the servicing of the accounts of the beneficial owners of its shares in an efficient manner. Any material amendment to a Fund's arrangements with Service Organizations must be approved by a majority of the Trust's Board of Trustees (including a majority of the Disinterested Trustees). So long as a Fund's arrangements with Service Organizations are in effect, the selection and nomination of the members of the Trust's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust will be committed to the discretion of such non-interested trustees.

	For the fiscal year ended January 31, 1996, the following service fees were paid by Tax-Free Money
Market Fund: Class B shares, $0, Class C shares, $0, and Class E shares, $0. For the fiscal year ended
January 31, 1995, the Tax-Free Money Market Fund paid
$29 in service fees with respect to its Class B shares;
no service fees were paid by the Fund with respect to Class C or Class E shares. For the fiscal year ended
January 31, 1996, the following service fees were paid by Municipal Money Market Fund: Class B shares, $0,
Class C shares, $5,923, and Class E shares, $0. For the fiscal year ended January 31, 1995, the Municipal
Money Market Fund did not pay any service fees. For the fiscal period ended January 31, 1994, neither Fund paid any service fees.

Expenses

	The Funds' expenses include taxes, interest, fees and salaries of the Trust's Trustees and Officers who are not directors, officers or employees of the Trust's service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to investors, advisory, sub-advisory and administration fees, charges of the Administrator, Custodian and of the transfer and dividend disbursing agent, Service Organization fees, certain insurance premiums, outside auditing and legal expenses, costs of investor reports and shareholder meetings and any extraordinary expenses. The Funds also pay for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.
The Adviser and FDISG have agreed that if, in any fiscal year, the expenses borne by a Fund exceed the applicable expense limitations imposed by the securities regulations of any state in which shares of that Fund are registered or qualified for sale to the public, they will reimburse the Fund for any excess to the extent required by such regulations. Unless otherwise required by law, such reimbursement would be accrued and paid on the same basis that the advisory and administration fees are accrued and paid by that Fund. To each Fund's knowledge, of the expense limitations in effect on the date of this Statement of Additional Information, none is more restrictive than two and one-half percent (2 1/2%) of the first
$30 million of a Fund's average net assets, two percent
(2%) of the next $70 million of the average annual net and one and one-half percent (1 1/2%) of the remaining average net assets.

ADDITIONAL INFORMATION CONCERNING TAXES

	The following summarizes certain additional tax considerations generally affecting a Fund and its investors that are not described in the Funds'
Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its investors or possible legislative changes, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning.
Investors should consult their tax advisers with specific reference to their own tax situation.

	As stated in each Prospectus, each Fund is treated as a separate corporate entity under the Code and qualified as a regulated investment company under the Code and intends to so qualify in future years. In order to so qualify for a taxable year, a Fund must satisfy the distribution requirement described in the Prospectuses, derive at least 90% of its gross income for the year from certain qualifying sources, comply with certain diversification requirements and derive less than 30% of its gross income for the year from the sale or other disposition of securities and certain other investments held for less than three months.
Interest (including original issue discount and, with respect to taxable debt securities, accrued market discount) received by a Fund at maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the 30% requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

	As described above and in each Fund's Prospectus, each Fund is designed to provide institutions with current tax-exempt interest income. A Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of a Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from such Fund's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, a Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

	In order for a Fund to pay exempt-interest dividends for any taxable year, at the close of each quarter of its taxable year at least 50% of the aggregate value of such Fund's assets must consist of exempt-interest obligations. After the close of its taxable year, a Fund will notify its investors of the portion of the dividends paid by such Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by a Fund cannot exceed the excess of the amount of interest exempt from tax under
Section 103 of the Code received by that Fund for the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by a Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all investors of that Fund receiving dividends for such year.

	Interest on indebtedness incurred by an investor to purchase or carry a Fund's shares is not deductible for federal income tax purposes if that Fund distributes exempt-interest dividends during the investor's taxable year.

	While the Funds do not expect to realize long-term capital gains, any net realized long-term capital gains will be distributed at least annually. Each Fund will generally have no tax liability with respect to such gains, and the distributions will be taxable to each Fund's investors as long-term capital gains, regardless of how long a investor has held such Fund's shares.
Such distributions will be designated as a capital gain dividend in a written notice mailed by the Fund to its investors not later than 60 days after the close of a Fund's taxable year.

	Similarly, while the Funds do not expect to earn any investment company taxable income, taxable income earned by each Fund will be distributed to its investors. In general, a Fund's investment company taxable income will be its taxable income (for example, any short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. A
Fund will be taxed on any undistributed investment company taxable income of such Fund. To the extent such income is distributed by a Fund (whether in cash or additional shares), it will be taxable to that Fund's investors as ordinary income.

	A 4% nondeductible excise tax is imposed on regulated investment companies that fail currently to distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).
Each Fund intends to make sufficient distributions or deemed distributions of any ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

	If for any taxable year a Fund does not qualify for tax treatment as a regulated investment company, all of that Fund's taxable income will be subject to tax at regular corporate rates without any deduction for distributions to Fund investors. In such event, dividend distributions to investors would be taxable to investors to the extent of that Fund's earnings and profits, and would be eligible for the dividends received deduction for corporations.

	Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to its investors who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to a Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

	Although each Fund expects to qualify each year as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which they are otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

DIVIDENDS

	Each Fund's net investment income for dividend purposes consists of (i) interest accrued and discount earned on that Fund's assets, (ii) less amortization of market premium on such assets, accrued expenses directly attributable to that Fund, and the general expenses (e.g., legal, accounting and trustees' fees) of the Trust prorated to such Fund on the basis of its relative net assets. The amortization of market discount on a Fund's assets is not included in the calculation of net income.

	Realized and unrealized gains and losses on portfolio securities are reflected in net asset value.
In addition, the Fund's Class B, Class C and Class E shares bear exclusively the expense of fees paid to Service Organizations with respect to the relevant
Class of shares. See "Management of the Funds-Service
Organizations."

	As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by a Fund, it is possible that a Fund's net asset value per share may fall below
$1.00.

ADDITIONAL YIELD INFORMATION

	The "yields,"  "effective yields" and
"tax-equivalent yields" are calculated separately for each class of shares of each Fund and in accordance with the formulas prescribed by the SEC. The seven-day yield for each series of shares in a Fund is calculated by determining the net change in the value of a hypothetical preexisting account in such Fund which has a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all investor accounts in proportion to the length of the base period and the Fund's average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective yield quotations may be computed on a compounded basis (calculated as described above) by adding 1 to the base period return for the class involved, raising that sum to a power equal to 365/7, and subtracting 1 from the result. A tax-equivalent yield for each class of a Fund's shares is computed by dividing the portion of the yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and adding that figure to that portion, if any, of the yield that is not exempt from federal income tax. Similarly, based on the calculations described above, 30-day (or one-month) yields, effective yields and tax-equivalent yields may also be calculated.

	Based on the period ended January 31, 1996, the yields, effective yields and tax-equivalent yields for each of the Funds were as follows:



7
-
d
a
y

Y
i
e
l
d

7
-
d
a
y

E
f
f
e
c
t
i
v
e

Y
i
e
l
d

7
-
d
a
y

T
a
x
-
E
q
u
i
v
a
l
e
n
t

Y
i
e
l
d







Municipal Money Market Fund









Class A Shares
3
 .
5
1
%

3
 .
5
7
%

5
 .
0
9
%


Class B Shares
3
 .
2
6
%

3
 .
3
1
%

4
 .
7
2
%


Class C Shares
3
 .
1
6
%

3
 .
2
1
%

4
 .
5
8
%


Class E Shares
3
 .
3
6
%

3
 .
4
1
%

4
 .
8
7
%







Class A Shares*
3
 .
4
0
%

3
 .
4
5
%

4
 .
9
3
%


Class B Shares*
3
 .
1
5
%

3
 .
2
0
%

4
 .
5
7
%


Class C Shares*
3
 .
0
5
%

3
 .
0
9
%

4
 .
4
2
%


Class E Shares*
3
 .
2
5
%

3
 .
3
0
%

4
 .
7
1
%







Tax-Free Money Market Fund









Class A Shares
3
 .
5
4
%

3
 .
6
0
%

5
 .
1
3
%


Class B Shares
3
 .
2
9
%

3
 .
3
4
%

4
 .
7
7
%


Class C Shares
3
 .
1
9
%

3
 .
2
4
%

4
 .
6
2
%


Class E Shares
3
 .
3
9
%

3
 .
4
4
%

4
 .
9
1
%







Class A Shares*
3
 .
4
1
%

3
 .
4
6
%

4
 .
9
4
%


Class B Shares*
3
 .
1
6
%

3
 .
2
1
%

4
 .
5
8
%


Class C Shares*
3
 .
0
6
%

3
 .
1
0
%

4
 .
4
3
%


Class E Shares*
3
 .
2
6
%

3
 .
3
1
%

4
 .
7
2
%








*estimated yield without fee waivers and/or expense reimbursements
Note: Tax-equivalent yields assume a maximum Federal Tax Rate of 31%.

	Class B, Class C and Class E Shares bear the expenses of fees paid to Service Organizations. As a result, at any given time, the net yield of Class B, Class C and Class E Shares could be up to .25%, .35% and .15% lower than the net yield of Class A Shares, respectively.

	From time to time, in advertisements or in reports to investors, a Fund's yield may be quoted and compared to that of other money market funds or accounts with similar investment objectives and to stock or other relevant indices. For example, the
yield of the Fund may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the
performance of money market funds, or to the average yields reported by the
 Bank
Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

	Yields will fluctuate, and any quotation of yield should not be considered as representative of the future performance of a Fund. Since yields fluctuate, yield data for a Fund cannot necessarily be used to compare an investment in that Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time.
Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts investing in shares of a Fund will not be included in yield calculations; such fees, if charged, would reduce the actual yield from that quoted.

ADDITIONAL DESCRIPTION CONCERNING FUND SHARES

	The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940
Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communication in such matters.

	As stated in the Funds' Prospectuses, holders of shares in a Fund will vote in the aggregate and not by class or series on all matters, except where otherwise required by law and except that only a Fund's Class B, Class C and Class E shares, as the case may be, will be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund's arrangements with Service Organizations with respect to the relevant
Class of shares. (See "Management of the Funds-Service
Organizations.") Further, shareholders of all of the Trust's portfolios will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent certified public accountants, the approval of principal underwriting contracts and the election of trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

COUNSEL

	Willkie Farr & Gallagher, One Citicorp Center, New
York, New York 10022, serves as counsel to the Trust and will pass upon the legality of the shares offered hereby. Willkie Farr & Gallagher also serves as counsel to Lehman Brothers.



INDEPENDENT AUDITORS

	Ernst & Young LLP, independent auditors, serve as auditors to each Fund and render an opinion on each Fund's financial statements. Ernst & Young has offices at 200 Clarendon Street, Boston, Massachusetts 02116-
5072.

FINANCIAL STATEMENTS

	The Trust's Annual Report for the fiscal year ended January 31, 1996 is incorporated into this Statement of Additional Information by reference in its entirety.

MISCELLANEOUS

Shareholder Vote

	As used in this Statement of Additional
Information and the Funds' Prospectuses, a "majority of the outstanding shares" of a Fund or of any other portfolio means the lesser of (1) 67% of that Fund's shares (irrespective of class) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or such portfolio are present in person or by proxy or (2) more than 50% of the outstanding shares of a Fund
(irrespective of class) or of the portfolio.

Shareholder and Trustee Liability

	The Trust is organized as a "business trust" under the laws of the Commonwealth of Massachusetts.
Shareholders of such a trust may, under certain circumstances, be held personally liable (as if they were partners) for the obligations of the Trust. The
Declaration of Trust of the Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every note, bond, contract, order or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of a Fund of any shareholder of the Fund held personally liable solely by reason of being or having been a shareholder and not because of any acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond the amount invested in a Fund on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

	The Trust's Declaration of Trust provides further that no Trustee of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust, nor shall any Trustee be personally liable to any person for any action or failure to act except by reason of bad faith, willful misfeasance, gross negligence in performing duties, or by reason of reckless disregard for the obligations and duties as Trustee. It also provides that all persons having any claim against the Trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred in connection with the defense or disposition of any proceeding in which the Trustee may be involved or may be threatened with by reason of being or having been a Trustee, and that the Trustees have the power, but not the duty, to indemnify officers and employees of the Trust unless such persons would not be entitled to indemnification if they were in the position of Trustee.


APPENDIX

DESCRIPTION OF MUNICIPAL OBLIGATION RATINGS

Commercial Paper Ratings

	Standard & Poor's, a division of The McGraw-Hill
Companies ("Standard & Poor's) commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the two highest rating categories used by Standard & Poor's for commercial paper:

	"A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted
"A-1+."

	"A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

	Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The following summarizes the two highest rating categories used by Moody's for commercial paper:

	"Prime-1" - Issuer or related supporting institutions are considered to have a superior ability for repayment of senior short-term debt obligations.
Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

	"Prime-2" - Issuer or related supporting institutions are considered to have a strong ability for repayment of senior short-term debt obligations.
This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

	The two highest rating categories of Duff & Phelps for investment grade commercial paper are "D-1" and "D-
2." Duff & Phelps employs three designations, "D-1+,"
"D-1" and "D-1-," within the highest rating category.
The following summarizes the two highest rating categories used by Duff & Phelps for commercial paper:

	"D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

	"D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

	"D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

	"D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

	Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The two highest rating categories of Fitch for short-term obligations are "F-1" and "F-2." Fitch employs two designations, "F-1+" and "F-1," within the highest rating category. The following summarizes some of the rating categories used by Fitch for short-term obligations:

	"F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

	"F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

	"F-2" - Securities possess good credit quality.
Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

	Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

	Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less.
The following summarizes the two highest ratings used by Thomson BankWatch:

	"TBW-1" - This designation represents Thomson
BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

	"TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

	IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The highest rating category of IBCA for short-term debt is "A." IBCA employs two designations, "A1+" and "A1," within the highest rating category. The following summarizes the two highest rating categories used by IBCA for short-term debt ratings:

	"A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature a rating of "A1+" is assigned.

	"A2" - Obligations are supported by a good capacity for timely repayment.



Municipal Long-Term Debt Ratings

	The following summarizes the ratings used by Standard & Poor's for municipal long-term debt:

	"AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

	"AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	"A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

	"BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

	"BB," "B," "CCC," "CC," and "C" - Debt that possesses one of these ratings is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "CCC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	"CI" - This rating is reserved for income bonds on which no interest is being paid.

	"D" - Debt is in payment default. This rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

	PLUS (+) or MINUS (-) - The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within this rating category.

	The following summarizes the ratings used by Moody's for municipal long-term debt:

	"Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	"Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

	"A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

	"Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	"Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa,"
"Ca" and "C" bonds may be in default.

	Con. (---) - Municipal Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally.
These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

	Moody's applies numerical modifiers 1, 2 and 3 in generic classification of "Aa" in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking;
and the modifier 3 indicates that the company ranks at the lower end of its generic rating category.

	Those municipal bonds in the "Aa" to "B" groups which Moody's believes posses the strongest investment attributes are designated by the symbols "Aa1," "A1,"
"Baa1," "Ba1," and "B1."

	The following summarizes the ratings used by Duff
& Phelps for municipal long-term debt:

	"AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

	"AA" - Debt is considered of high credit quality.
Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

	"A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

	"BBB" - Debt possesses below average Protection factors but such protection factors are still considered sufficient for prudent investment.
Considerable variability in risk is present during economic cycles.

	"BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated
"DD" is a defaulted debt obligation, and the rating
"DP" represents preferred stock with dividend arrearages.

	To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

	The following summarizes the ratings used by Fitch for municipal bonds:

	"AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

	"AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA."
Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

	"A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

	"BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

	"BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D"
-Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings
"BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating
"DDD" to "D" is an assessment that bonds should be valued on the basis of the ultimate recovery value in liquidation or reorganization of the obligor.

	To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

	Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks;
and broker-dealers. The following summarizes the two highest rating categories used by Thomson BankWatch for long-term debt ratings:

	"AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

	"AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

	"A" - This designation indicates the ability to repay principal and interest is strong. Issues rated
"A" could be more vulnerable to adverse developments
(both internal and external) than obligations with higher ratings.

	PLUS (+) or MINUS (-) - The ratings may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

	IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the two highest rating categories used by IBCA for long-term debt ratings:

	"AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

	"AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial.
Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

	"A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business economic or financial conditions may lead to increased investment risk.

	IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within these rating categories.

Municipal Note Ratings

	A Standard & Poor's rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the two highest rating categories used by Standard & Poor's
Corporation for municipal notes:

	SP-1" - The issuers of these municipal notes exhibit strong capacity to pay principal and interest.
Those issues determined to possess a very strong capacity to pay are given a plus (+) designation.

	"SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

	Moody's ratings for state and municipal notes and other short-term loans are designated Moody's
Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as "VMIG." The following summarizes the two highest ratings used by Moody's
Investors Service, Inc. for short-term notes:

	"MIG-1"/"VMIG-1" - This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

	"MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

	Duff & Phelps and Fitch use the short-term ratings described under Commercial Paper Ratings for municipal notes.



- 12 -



- 19 -

G:\SHARED\LEHMAN/INSTITUT/PEAS/SAI/1996/053096/596SAI3A.DOC

A-7






PART C. 	OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

	(a)	Financial Statements

	Included in Part A:

	Financial Highlights

	Included in Part B:

	   Registrant's Annual Report dated January 31, 1996
and the Report of Independent Accountants dated March 8, 1996 are incorporated by reference to the Rule 30b2-1 filed on March 27, 1996 as Accession #0000927405-96-000160.

	Included in Part C:

	Consent of Auditors

	(b)	Exhibits:

All references are to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange
Commission on December 28, 1992 (the "Registration
Statement").


(1)(a)	Declaration of Trust of Registrant dated November
16, 1992 as previously filed in the Registration Statement is incorporated by reference to Exhibit (1)(a) of Post-Effective
Amendment No. 9.

	(b)	Amendment No. 1 to Declaration of Trust of
Registrant is incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 9.

	(c)	Designation and Establishment of Series is
incorporated by reference to Exhibit (1)(c) of Post-Effective
Amendment No. 9.

	(d)	Form of Certificate pertaining to Classification
of Shares dated February 18, 1994 is incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No.
4.

(2)		Amended and Restated By-Laws dated November 2,
1994 are incorporated by reference to Exhibit (2) (a) of Post-Effective Amendment No. 9.

(3)		Not Applicable.

(4)	Specimen Share Certificate is incorporated by reference
to Exhibit (4) of Post-Effective Amendment No. 9.

(5)	(a)	   Form of Investment Advisory Agreement dated
February 1, 1996 between Registrant and Lehman Brothers
Global Asset Management Inc. ("LBGAM"), relating to each investment portfolio (collectively, the "Funds") of Registrant is filed herein.

	(b)	Investment Advisory Agreement between Registrant
and Lehman Brothers Global Asset Management Inc. ("LBGAM"), the Funds of Registrant is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 9.

(6)		Distribution Agreement between Registrant and
Lehman Brothers, a division of Shearson Lehman Brothers Inc., is incorporated by reference to Exhibit (6)(a) of Post-
Effective Amendment No. 9.

(7)		Not Applicable.

	(8)	(a)	Custody Agreement between Registrant and
Boston Safe Deposit and Trust Company is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No.
9.

(b)	Form of Amendment No. 1 to the Custody Agreement dated
November 10, 1993 between Registrant and Boston Safe Deposit and Trust Company is incorporated by reference to Exhibit
(8)(b) of Post-Effective Amendment No. 6.

(c)	Form of Amendment No. 2 to the Custody Agreement dated
January 27, 1994 between Registrant and Boston Safe Deposit and Trust Company is incorporated by reference to Exhibit
(8)(c) of Post-Effective Amendment No. 6.

	(9)	(a)	Administration Agreement between Registrant
and The Boston Company Advisors, Inc. is incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No.
9.

(b)	Assignment of Administration Agreement dated April 21,
1994 between Registrant and The Boston Company Advisors, Inc. to The Shareholder Services Group, Inc. is incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No.
5.

(c)	Transfer Agency Agreement and Registrar Agreement dated
February 1, 1993 between Registrant and The Shareholder
Services Group, Inc. is incorporated by reference to Exhibit
(9)(a) of Post-Effective Amendment No. 9.

(d)	Amendment No. 1 to the Transfer Agency Agreement dated
November 10, 1993 between Registrant and The Shareholder
Services Group, Inc. is incorporated by reference to Exhibit
(9)(d) of Post-Effective Amendment No. 6.

(e)	Amendment No. 2 to the Transfer Agency Agreement dated
January 27, 1994 between the Registrant and The Shareholder
Services Group, Inc. is incorporated by reference to Exhibit
(9)(e) of Post-Effective Amendment No. 6.

(10)		Not Applicable.

(11)	(a)	   Power of Attorney for James A. Carbone is
filed herein.

(b)	   Powers of Attorney for Charles F. Barber, Burt N.
Dorsett, Edward J. Kaier, and S. Donald Wiley are incorporated by reference to Exhibit 11 (a) to Post-Effective
Amendment No. 10.

(c)	Consent of Independent Auditors is filed herein.
(d)	Consent of Counsel is filed herein.

(12)	Not Applicable.

(13)		Purchase Agreement between Registrant and
Shearson Lehman Brothers Inc. is incorporated by reference to Exhibit (13)(a) of Post-Effective Amendment No. 9.

(14)		Not Applicable.

(15)	(a)	Shareholder Services Plan pursuant to Rule 12b-1
is incorporated by reference to Exhibit (15)(a) of Post-
Effective Amendment No. 9.

	(b)	   Form of Shareholder Servicing Agreement for
Class E Shares is filed herein.

	(c)	Form of Shareholder Servicing Agreement for Class
B Shares is incorporated by reference to Exhibit (15)(c) of Post-Effective Amendment No. 9.

	(d)	Form of Shareholder Servicing Agreement for Class
C Shares is incorporated by reference to Exhibit (15)(d) of Post-Effective Amendment No. 9.

(16)		   Performance Data is incorporated by
	reference to Exhibit 16 of Post-Effective
	Amendment No. 10.

(17)		   Financial Data Schedules are filed
	herein.

(18)	(a)	   Amended and Restated Multi-Class Plan 	dated
November 1, 1995 is filed herein.

(b)	   Multi-Class Plan dated May 11, 1995 is incorporated
by reference to Exhibit 15 (k) of Post-Effective Amendment
No. 10.

Item 25.	Persons Controlled by or under Common Control
with Registrant

		None




Item 26.	Number of Holders of Securities

	   The following information is as of March 15, 1996:




T
i
t
l
e
o
f
C
l
a
s
s
N
u
m
b
e
r

o
f

R
e
c
o
r
d

H
o
l
d
e
r
s

(
C
l
a
s
s

A

S
h
a
r
e
s

N
u
m
b
e
r

o
f

R
e
c
o
r
d

H
o
l
d
e
r
s

(
C
l
a
s
s

B

S
h
a
r
e
s
)

N
u
m
b
e
r

o
f

R
e
c
o
r
d

H
o
l
d
e
r
s

(
C
l
a
s
s

C

S
h
a
r
e
s
)

N
u
m
b
e
r

o
f

R
e
c
o
r
d

H
o
l
d
e
r
s

(
C
l
a
s
s

E

S
h
a
r
e
s
)








P
r
i
m
e
M
o
n
e
y
M
a
r
k
e
t
F
u
n
d
8
8
6

3
0

1
5

3








P
r
i
m
e
V
a
l
u
e
M
o
n
e
y
M
a
r
k
e
t
F
u
n
d
7
2
3

5

1

2








G
o
v
e
r
n
m
e
n
t
O
b
l
i
g
a
t
i
o
n
s
M
o
n
e
y
M
a
r
k
e
t
F
u
n
d
1
2
8

1
3

3

1








C
a
s
h
M
a
n
a
g
e
m
e
n
t
F
u
n
d
9
9

3

2

3








T
r
e
a
s
u
r
y
I
n
s
t
r
u
m
e
n
t
s
M
o
n
e
y
M
a
r
k
e
t
F
u
n
d
I
I
1
8
1

2
8

3

2








T
a
x
-
F
r
e
e
M
o
n
e
y
M
a
r
k
e
t
F
u
n
d
8
9

5

1

2








M
u
n
i
c
i
p
a
l
M
o
n
e
y
M
a
r
k
e
t
F
u
n
d
1
1
8

2

2
2

2




Item 27.	Indemnification

	Under Section 4.3 of Registrant's Declaration of Trust, as amended, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid to Registrant in advance of the final disposition of any action, suit or proceedings upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

	Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities
Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.	Business and Other Connections of Investment
Adviser

	(a)	Investment Adviser

	Lehman Brothers Global Asset Management Inc. ("LBGAM"), which serves as investment adviser to the Registrant's portfolios, is a wholly owned subsidiary of Lehman Brothers
Holdings Inc. ("Holdings").     As of December 31, 1995, FMR
Corp. beneficially owned approximately 11.7%, Nippon Life Insurance Company beneficially owned approximately 5.0% and Prudential Asset Management beneficially owned approximately 5.0% of the outstanding voting securities of Holdings.
LBGAM is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and serves as investment counsel for individuals with substantial capital, executors, trustees and institutions. It also serves as investment adviser, sub-investment adviser, administrator or sub-administrator to numerous investment companies.

	The list required by this Item 28 of officers and directors of LBGAM, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LBGAM pursuant to the Advisers Act (SEC File No. 801-42006).

Item 29.	Principal Underwriters

	(a)	Lehman Brothers acts as distributor for the
shares of Registrant's portfolios. Lehman Brothers currently acts as distributor for Lehman Brothers Funds, Inc.,
Lehman Brothers Series I Mortgage-Related Securities Portfolio N.V., the Global Advisors Portfolio N.V., the
Global Advisors Portfolio II N.V.,         and various series
of unit investment trusts

	(b)	Lehman Brothers is a wholly-owned subsidiary of
Lehman Brothers Holdings Inc. The information required by this Item 29 with respect to each director, officer and partner of Lehman Brothers is incorporated by reference to Schedule A of Form BD filed by Lehman Brothers pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-12324).

	(c)	Not Applicable.

Item 30.	Location of Accounts and Records

(1)	Lehman Brothers Institutional Funds Group Trust
	260 Franklin Street
	Boston, Massachusetts 02110

(2)	Lehman Brothers Global Asset Management Inc.
	3 World Financial Center
	New York, New York 10285

(3)	   First Data Investor    Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts 02109

(4)	Boston Safe Deposit and Trust Company
	One Boston Place
	Boston, Massachusetts 02108

Item 31.	Management Services

		Not Applicable.


Item 32.	Undertakings

		Registrant hereby undertakes as follows:

	(1)	Registrant hereby undertakes to call a meeting of
its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.






Exhibit Index


	Exhibit
	   No.  				    Exhibit



	(5)		(a)		Form of Investment Advisory
Agreement

	(11)		(a)		Power of Attorney

	(11)		(c)		Consent of Independent Auditors

	(11)		(d)		Consent of Counsel

	(15)		(b)		Form of Shareholder Services
Agreement 					for Class E Shares

	(17)				Financial Data Schedules

	(18)		(a)		Amended and Restated Multi-
Class Plan






SIGNATURES

	   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts, on the 29th day of March, 1996.

							LEHMAN BROTHERS
							INSTITUTIONAL
							FUNDS GROUP TRUST

							By:  /s/  Andrew
Gordon
								Andrew Gordon
								President

	   Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the
Registration Statement of Lehman Brothers Institutional Funds
Group Trust has been signed below by the following persons in the capacities and on the dates indicated.


Signature
Title
Dat
e










/s/  Andrew
Gordon
Andrew
Gordon
Co-Chairman of
the
Board and
Trustee and
President
March
29,
199
6






*

James A.
Carbone
Co-Chairman of
the
Board and
Trustee
March
29,
199
6









*

Trustee
March
29,
199
6

Charles F.
Barber











*

Trustee
March
29,
199
6

Burt N.
Dorsett











*

Trustee
March
29,
199
6

Edward J.
Kaier













*

Trustee
March
29,
199
6

S. Donald
Wiley











/s/ Michael
C. Kardok
Michael C.
Kardok
Treasurer
(Chief
Financial
and Accounting
Officer)
March
29,
199
6






*By: /s/ Andrew Gordon
	Andrew Gordon
	Attorney-In-Fact






G:\SHARED\LEHMAN\INSTITUT\PEAS\PEA11\PEA#11.DOC


G:\SHARED\LEHMAN\INSTITUT\PEAS\PEA11\PEA#11.DOC	11


G:\SHARED\LEHMAN\INSTITUT\PEAS\PEA11\PEA#11.DOC